Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 83.3%
COMMON STOCK — 25.5%
Africa — 0.0%
Materials — 0.0%
Sasol Ltd., ADR	100	$886

Total Africa		886

Asia — 0.4%
Asset Management — 0.0%
Noah Holdings Ltd., ADR (a)	2,700	129,087

Automotive — 0.2%
NIO, Inc., ADR (a)	175,200	8,539,248
Niu Technologies, ADR (a)	600	16,830

		8,556,078

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	200	1,294

Consumer Discretionary Services — 0.0%
GreenTree Hospitality Group Ltd., ADR (a)	100	1,340
New Oriental Education & Technology Group, Inc., ADR (a)	200	37,162

		38,502

Consumer Products — 0.0%
Viomi Technology Co. Ltd., ADR (a)	100	515

Financial Services — 0.2%
Aspirational Consumer Lifestyle Corp. (a),(b),(c)	809,700	8,461,365
Futu Holdings Ltd., ADR (a)	15,300	699,975
Qudian, Inc., ADR (a)	100	132

		9,161,472

Health Care — 0.0%
China Biologic Products Holdings, Inc. (a)	2,000	236,220
SOS Ltd., ADR (a)	2	3

		236,223

Machinery — 0.0%
China Yuchai International Ltd.	745	12,173
Hollysys Automation Technologies Ltd.	4,100	60,229

		72,402

Media — 0.0%
Momo, Inc., ADR	3,400	47,464
Sogou, Inc., ADR (a)	15,000	122,250
Sohu.com Ltd., ADR (a)	900	14,346

		184,060

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR	400	880

Retail - Discretionary — 0.0%
Pinduoduo, Inc., ADR (a)	2,000	355,340

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Semiconductors — 0.0%
Himax Technologies, Inc., ADR (a)	5,000	$36,950
MagnaChip Semiconductor Corp. (a)	7,100	95,992
Silicon Motion Technology Corp., ADR	5,200	250,380

		383,322

Software — 0.0%
HUYA, Inc., ADR (a)	11,700	233,181

Tech Hardware & Semiconductors — 0.0%
Allegro MicroSystems, Inc. (a)	600	15,996
Fabrinet (a)	100	7,759
Kulicke & Soffa Industries, Inc.	6,000	190,860
LG Display Co. Ltd., ADR	1,000	8,440

		223,055

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	2,600	187,330

Utilities — 0.0%
Azure Power Global Ltd. (a)	100	4,077

Total Asia		19,766,818

Europe — 0.2%
Biotechnology & Pharmaceuticals — 0.0%
Affimed NV (a)	8,100	47,142
BioNTech SE, ADR (a)	1,600	130,432
CRISPR Therapeutics AG (a),(c)	6,500	995,215
InflaRx NV (a)	100	503
Prothena Corp. plc (a)	4,000	48,040

		1,221,332

Chemicals — 0.0%
Orion Engineered Carbons SA (a)	7,300	125,122

Consumer Products — 0.0%
Nomad Foods Ltd. (a)	12,200	310,124

Financial Services — 0.1%
ScION Tech Growth I (a),(b)	870,000	8,995,800

Health Care — 0.0%
Amarin Corp. plc, ADR (a)	3,700	18,093
Aprea Therapeutics, Inc. (a)	200	984
Contra Aduro Biotech I (a)	1,040	0
Merus NV (a)	1,800	31,554
uniQure NV (a)	900	32,517

		83,148

Industrial Services — 0.0%
Tsakos Energy Navigation Ltd.	540	4,336

Iron & Steel — 0.0%
ArcelorMittal	3	69

Media — 0.0%
Trivago NV, ADR (a)	2,700	6,534

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.1%
BP plc (b)	108,300	$373,716
Eni SpA (a),(b)	45,500	475,007
Equinor ASA (b)	9,600	162,014
Royal Dutch Shell plc, Class A (b)	30,900	543,932
TechnipFMC plc	41,000	385,400
TOTAL SA (b)	20,000	863,244

		2,803,313

Retail - Discretionary — 0.0%
Farfetch Ltd., Class A (a)	4,600	293,526

Semiconductors — 0.0%
NXP Semiconductors NV	432	68,692

Software & Technology Services — 0.0%
Endava plc, ADR (a)	200	15,350
Micro Focus International plc, ADR	13,600	77,656

		93,006

Specialty Finance — 0.0%
AerCap Holdings NV (a)	300	13,674

Transportation & Logistics — 0.0%
Safe Bulkers, Inc. (a)	2,100	2,730

Total Europe		14,021,406

Middle East — 0.1%
Aerospace & Defense — 0.0%
Ituran Location and Control Ltd. (a)	300	5,715

Electrical Equipment — 0.0%
Camtek Ltd. (a)	1,100	24,101

Financial Services — 0.1%
ION Acquisition Corp. 1 Ltd. (a),(b)	219,429	2,650,702

Hardware — 0.0%
Ceragon Networks Ltd. (a)	800	2,224

Health Care — 0.0%
InspireMD, Inc. (a)	3,300	1,125

Industrial Products — 0.0%
RADA Electronic Industries Ltd. (a)	200	1,950

Media — 0.0%
Wix.com Ltd. (a)	900	224,964

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	200	14,120
Tower Semiconductor Ltd. (a)	1,800	46,476

		60,596

Tech Hardware & Semiconductors — 0.0%
AudioCodes Ltd.	100	2,755

Total Middle East		2,974,132

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
North America — 24.8%
Apparel & Textile Products — 0.0%
Levi Strauss & Co., Class A	2,500	$50,200

Asset Management — 0.3%
Amplitude Healthcare Acquisition Corp., Class A (a),(b)	300,000	3,003,000
Apollo Investment Corp.	6,700	71,188
Ares Capital Corp. (c)	27,000	456,030
Bain Capital Specialty Finance, Inc.	3,800	46,094
Barings BDC, Inc.	1,500	13,800
CHP Merger Corp., Class A (a),(b)	582,000	5,971,320
Golub Capital BDC, Inc.	3,000	42,420
Horizon Technology Finance Corp.	2,800	37,072
Main Street Capital Corp.	4,894	157,880
Manning & Napier, Inc. (a)	1,300	8,151
Oaktree Specialty Lending Corp.	11,700	65,169
Osprey Technology Acquisition Corp., Class A (a),(b)	711,562	7,450,054
Oxford Square Capital Corp.	6,000	18,300
PennantPark Floating Rate Capital Ltd.	4,200	44,226
Portman Ridge Finance Corp.	5,333	10,186
Sixth Street Specialty Lending, Inc.	6,100	126,575
Solar Capital Ltd.	2,800	49,028
Solar Senior Capital Ltd.	1,100	15,906
TriplePoint Venture Growth BDC Corp.	2,100	27,384
WhiteHorse Finance, Inc.	1,800	24,498
WisdomTree Investments, Inc.	200	1,070

		17,639,351

Automotive — 0.0%
Cooper-Standard Holding, Inc. (a)	2,600	90,142
Tesla Motors, Inc. (a)	3	2,117

		92,259

Banking — 3.7%
Arrow Financial Corp.	291	8,704
Atlantic Capital Bancshares, Inc. (a)	1,000	15,920
Bancorp, Inc. (a)	4,600	62,790
Bank of America Corp. (b)	68,585	2,078,811
Bank of Marin Bancorp	300	10,302
Bank of NT Butterfield & Son Ltd.	2,100	65,436
BankFinancial Corp.	455	3,995
Bridgewater Bancshares, Inc. (a)	400	4,996
Byline Bancorp, Inc. (b),(c)	755,785	11,676,878
Cadence BanCorp	22,340	366,823
Central Pacific Financial Corp.	1,300	24,713
CIT Group, Inc.	100	3,590
Citigroup, Inc.	8,000	493,280
Citizens Financial Group, Inc.	100	3,576
Comerica, Inc.	8,200	458,052
ConnectOne Bancorp, Inc. (b)	423,850	8,387,992
East West Bancorp, Inc.	3,300	167,343
Eastern Bankshares, Inc. (a),(b)	329,504	5,374,210

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Farmers National Banc Corp.	700	$9,289
Financial Institutions, Inc.	800	18,000
First BanCorp	24,600	226,812
First Community Bankshares, Inc.	400	8,632
First Financial Corp.	300	11,655
First Financial Northwest, Inc.	200	2,280
First Foundation, Inc.	100	2,000
First Horizon National Corp.	5,369	68,508
First Midwest Bancorp, Inc. (b)	953,995	15,187,600
First of Long Island Corp. (The)	100	1,785
Flagstar Bancorp, Inc.	100	4,076
Flushing Financial Corp.	700	11,648
FS Bancorp, Inc.	100	5,480
Great Southern Bancorp, Inc.	100	4,890
HBT Financial, Inc.	500	7,575
Heritage Commerce Corp.	3,400	30,158
HomeTrust Bancshares, Inc.	800	15,448
Horizon Bancorp, Inc.	800	12,688
Independent Bank Corp.	1,200	22,164
Independent Bank Group, Inc. (b)	331,161	20,704,186
Lakeland Bancorp, Inc.	200	2,540
Macatawa Bank Corp.	1,200	10,044
Mercantile Bank Corp.	700	19,019
MidWestOne Financial Group, Inc.	400	9,800
National Bankshares, Inc.	100	3,131
Northrim BanCorp, Inc.	400	13,580
OceanFirst Financial Corp. (b),(c)	1,092,377	20,350,984
PacWest Bancorp	1,400	35,560
PCB Bancorp	200	2,022
PCSB Financial Corp.	700	11,158
Peapack Gladstone Financial Corp.	900	20,484
Peoples Bancorp, Inc.	200	5,418
Popular, Inc. (c)	6,590	371,149
Provident Bancorp, Inc.	500	6,000
QCR Holdings, Inc. (b)	281,844	11,158,204
Regions Financial Corp.	16,100	259,532
Republic First Bancorp, Inc. (a)	700	1,995
Sierra Bancorp	500	11,960
Signature Bank (b)	243,314	32,917,951
Silvergate Capital Corp., Class A (a)	500	37,155
Southern National Bancorp of Virginia, Inc.	900	10,899
Spirit of Texas Bancshares, Inc.	500	8,400
Stock Yards Bancorp, Inc.	800	32,384
Synovus Financial Corp. (c)	863	27,935
Territorial Bancorp, Inc.	200	4,806
TriState Capital Holdings, Inc. (a)	1,400	24,360
TrustCo Bank Corp.	1,000	6,670
Umpqua Holdings Corp. (b)	1,018,162	15,414,973
Univest Financial Corp. (b)	542,861	11,172,079

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Valley National Bancorp (b),(c)	861,734	$8,401,907
Veritex Holdings, Inc. (b)	497,161	12,757,151
Washington Trust Bancorp, Inc.	800	35,840
Waterstone Financial, Inc.	100	1,882
Wells Fargo & Co. (c)	99,100	2,990,838
WSFS Financial Corp. (b)	276,357	12,402,902
Zions BanCorp. (b)	78,581	3,413,559

		197,516,556

Biotechnology & Pharmaceuticals — 0.5%
AbbVie, Inc. (c)	78,160	8,374,844
Adamas Pharmaceuticals, Inc. (a)	3,000	12,990
Agenus, Inc. (a)	20,600	65,508
Agile Therapeutics, Inc. (a)	2,300	6,601
Akebia Therapeutics, Inc. (a)	2,795	7,826
Aldeyra Therapeutics, Inc. (a)	8,900	61,054
Alkermes plc (a)	10,200	203,490
Alpine Immune Sciences, Inc. (a)	1,500	18,900
Amicus Therapeutics, Inc. (a)	12,500	288,625
Apellis Pharmaceuticals, Inc. (a),(c)	10,900	623,480
Applied Genetic Technologies Corp. (a)	2,400	9,816
Aptinyx, Inc. (a)	10,200	35,292
Aravive, Inc. (a)	3,600	20,304
Arcturus Therapeutics Holdings Co. (a)	2,500	108,450
Arcus Biosciences, Inc. (a)	8,600	223,256
Arrowhead Pharmaceuticals, Inc. (a)	500	38,365
Arvinas Holding Co. LLC (a)	6,400	543,552
Athenex, Inc. (a)	10,500	116,130
Athersys, Inc. (a)	3,100	5,425
Avid Bioservices, Inc. (a)	100	1,154
BioCryst Pharmaceuticals, Inc. (a)	17,100	127,395
BioDelivery Sciences International, Inc. (a)	9,300	39,060
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,300	197,133
Bluebird Bio, Inc. (a)	4,200	181,734
Bridgebio Pharma, Inc. (a)	400	28,444
Calithera Biosciences, Inc. (a)	4,900	24,059
Catalyst Biosciences, Inc. (a)	5,000	31,550
Catalyst Pharmaceuticals, Inc. (a)	16,700	55,778
Celldex Therapeutics, Inc. (a)	8,834	154,772
Cerecor, Inc. (a)	5,300	13,992
ChemoCentryx, Inc. (a),(c)	3,800	235,296
Chimerix, Inc. (a)	10,600	51,198
CTI BioPharma Corp. (a)	3,900	12,558
Cue Biopharma, Inc. (a)	5,100	63,801
Cymabay Therapeutics, Inc. (a)	15,800	90,692
Cytokinetics, Inc. (a)	14,000	290,920
CytomX Therapeutics, Inc. (a)	9,400	61,570
Editas Medicine, Inc. (a)	6,700	469,737
Eiger BioPharmaceuticals, Inc. (a)	6,500	79,885
Enanta Pharmaceuticals, Inc. (a)	2,200	92,620

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Exelixis, Inc. (a)	6,200	$124,434
Exicure, Inc. (a)	1,700	3,009
Fate Therapeutics, Inc. (a)	8,300	754,719
Five Prime Therapeutics, Inc. (a)	10,000	170,100
Flexion Therapeutics, Inc. (a)	600	6,924
G1 Therapeutics, Inc. (a)	8,200	147,518
GlycoMimetics, Inc. (a)	11,000	41,360
Gossamer Bio, Inc. (a)	3,000	29,010
Harpoon Therapeutics, Inc. (a)	900	14,949
Horizon Therapeutics plc (a)	5,500	402,325
Idera Pharmaceuticals, Inc. (a)	200	734
Immunic, Inc. (a)	3,100	47,399
ImmunoGen, Inc. (a)	44,700	288,315
Incyte Corp. (a)	2,500	217,450
Infinity Pharmaceuticals, Inc. (a)	2,400	5,088
Intellia Therapeutics, Inc. (a)	10,100	549,440
Intercept Pharmaceuticals, Inc. (a),(c)	6,300	155,610
Intersect ENT, Inc. (a)	4,900	112,210
Ironwood Pharmaceuticals, Inc. (a)	8,900	101,371
Kadmon Holdings, Inc. (a)	28,800	119,520
Karyopharm Therapeutics, Inc. (a),(c)	4,300	66,564
Kezar Life Sciences, Inc. (a)	4,100	21,402
Kura Oncology, Inc. (a)	8,600	280,876
Leap Therapeutics, Inc. (a)	10,300	23,175
Ligand Pharmaceuticals, Inc. (a),(c)	600	59,670
Lineage Cell Therapeutics, Inc. (a)	8,800	15,488
MannKind Corp. (a)	11,371	35,591
MEI Pharma, Inc. (a)	10,200	26,928
MeiraGTx Holdings plc (a)	100	1,514
Merck & Co., Inc. (c)	101,900	8,335,420
Mersana Therapeutics, Inc. (a)	8,000	212,880
Millendo Therapeutics, Inc. (a)	2,300	4,922
Moderna, Inc. (a)	2,850	297,739
Mustang Bio, Inc. (a)	3,600	13,626
Navidea Biopharmaceuticals, Inc. (a)	1,000	2,150
Omthera Pharmaceutical, Inc. (a)	700	0
OncoSec Medical, Inc. (a)	200	1,290
Organogenesis Holdings, Inc . (a)	1,000	7,530
Otonomy, Inc. (a)	3,300	21,351
Perrigo Co. plc	3,400	152,048
Precigen, Inc. (a)	4,800	48,960
Provention Bio, Inc. (a)	8,400	142,296
Recro Pharma, Inc. (a)	2,900	8,265
Sage Therapeutics, Inc. (a),(c)	6,200	536,362
Seres Therapeutics, Inc. (a)	300	7,350
Spectrum Pharmaceuticals, Inc. (a)	26,000	88,660
Strongbridge Biopharma plc (a)	8,800	21,384
Surface Oncology, Inc. (a)	3,700	34,188
Syndax Pharmaceuticals, Inc. (a)	10,800	240,192
Synlogic, Inc. (a)	6,800	14,688

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Syros Pharmaceuticals, Inc. (a)	5,500	$59,675
USANA Health Sciences, Inc. (a)	1,400	107,940
Vertex Pharmaceuticals, Inc. (a),(c)	3,300	779,922
Viking Therapeutics, Inc. (a)	6,300	35,469
VistaGen Therapeutics, Inc. (a)	1,400	2,716
WaVe Life Sciences Ltd. (a)	500	3,935
Xenon Pharmaceuticals, Inc. (a)	700	10,766
ZIOPHARM Oncology, Inc. (a)	12,300	30,996
Zymeworks, Inc. (a)	5,700	269,382

		28,382,051

Chemicals — 0.0%
AdvanSix, Inc. (a)	2,800	55,972
Axalta Coating Systems Ltd. (a)	22,100	630,955
Ingevity Corp. (a)	3,500	265,055
Mosaic Co.	21,300	490,113
Rayonier Advanced Materials, Inc. (a)	11,200	73,024
Venator Materials plc (a)	6,000	19,860

		1,534,979

Commercial Services — 0.0%
ARC Document Solutions, Inc.	2,500	3,700
Avalara, Inc. (a)	1,200	197,868
BrightView Holdings, Inc. (a)	200	3,024
Collectors Universe, Inc.	300	22,620
CRA International, Inc.	400	20,372
Emerald Holding, Inc. (a)	600	3,252
Insperity, Inc.	2,300	187,266
ShotSpotter, Inc. (a)	600	22,620
SP Plus Corp. (a)	2,800	80,724
Viad Corp. (a)	2,400	86,808

		628,254

Construction Materials — 0.0%
Forterra, Inc. (a)	7,000	120,365
Summit Materials, Inc., Class A (a)	3,881	77,930
US Concrete, Inc. (a)	300	11,991

		210,286

Consumer Discretionary Products — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	9,100	75,894
American Outdoor Brands, Inc. (a)	300	5,109
Callaway Golf Co. (a)	6,500	156,065
Cornerstone Building Brands, Inc. (a)	1,500	13,920
Crocs, Inc. (a)	8,700	545,142
Culp, Inc.	700	11,109
Flexsteel Industries, Inc.	800	27,976
Ford Motor Co. (a)	84,100	739,239
Funko, Inc., Class A (a)	7,200	74,736
Griffon Corp.	600	12,228

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Herman Miller, Inc.	5,600	$189,280
Interface, Inc.	200	2,100
iRobot Corp. (a)	5,900	473,711
Kimball International, Inc., Class B	2,600	31,070
MDC Holdings, Inc.	300	14,580
Modine Manufacturing Co. (a)	6,300	79,128
Movado Group, Inc.	1,700	28,254
New Home Co., Inc. (a)	300	1,407
NIKE, Inc., Class B	7,500	1,061,025
OneWater Marine, Inc., Class A (a)	200	5,818
Polaris, Inc.	6,000	571,680
PulteGroup, Inc.	5,600	241,472
Ralph Lauren Corp. (a)	1,700	176,358
Steelcase, Inc., Class A	2,400	32,520
Superior Industries International, Inc. (a)	5,800	23,722
Tapestry, Inc. (a),(c)	46,600	1,448,328
Telenav, Inc. (a)	10,200	47,940
Tenneco, Inc., Class A (a)	11,300	119,780
Under Armour, Inc., Class A (a)	8,400	144,228
Unifi, Inc. (a)	1,700	30,158
VF Corp.	101	8,626
YETI Holdings, Inc. (a)	1,300	89,011

		6,481,614

Consumer Discretionary Services — 0.3%
Aaron’s Co., Inc. (The) (a)	1,000	18,960
Bloomin’ Brands, Inc. (a)	2,900	56,318
Bluegreen Vacations Holding Corp. (a)	400	5,412
Boyd Gaming Corp. (a)	3,400	145,928
Carnival Corp. (a),(c)	24,300	526,338
Carriage Services, Inc.	1,600	50,112
Century Casinos, Inc. (a)	2,100	13,419
Chegg, Inc. (a)	300	27,099
Del Taco Restaurants, Inc.	5,800	52,548
DineEquity, Inc. (a)	300	17,400
Domino’s Pizza, Inc.	300	115,038
Golden Entertainment, Inc. (a)	1,600	31,824
Jack in the Box, Inc.	5,200	482,560
Lindblad Expeditions Holdings, Inc. (a)	2,600	44,512
Marcus Corp. (a)	1,800	24,264
McDonald’s Corp. (c)	37,200	7,982,376
Medifast, Inc.	2,100	412,314
Monarch Casino & Resort, Inc. (a)	1,100	67,342
Papa John’s International, Inc. (c)	5,900	500,615
Penn National Gaming, Inc. (a)	5,700	492,309
Ruth’s Hospitality Group, Inc. (a)	1,100	19,503
SeaWorld Entertainment, Inc. (a)	3,300	104,247
Select Interior Concepts, Inc., Class A (a)	1,400	10,010
Service Corp. International/US	11,300	554,830
Stride, Inc. (a)	9,500	201,685

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Waitr Holdings, Inc. (a)	100	$278
Wingstop, Inc. (c)	6,600	874,830
Yum! Brands, Inc. (c)	9,800	1,063,888

		13,895,959

Consumer Products — 3.8%
CCA Vintage 2020 Physical CBRZ20 Commodity (a),(b)	11,190,000	198,181,150
Constellation Brands, Inc., Class A	12,400	2,716,220
Contra Restorbio, Inc. (a)	1,142	0
elf Beauty, Inc. (a)	1,300	32,747
Herbalife Nutrition Ltd. (a)	100	4,805
Nu Skin Enterprises, Inc., Class A	5,200	284,076

		201,218,998

Consumer Services — 0.0%
2U, Inc. (a)	15,200	608,152
American Public Education, Inc. (a)	400	12,192
Perdoceo Education Corp (a)	7,000	88,410
WW International, Inc. (a)	4,800	117,120

		825,874

Consumer Staple Products — 0.4%
Aphria, Inc. (a)	4,200	29,064
Canopy Growth Corp. (a)	700	17,248
Central Garden and Pet Co., Class A (a)	400	14,532
Church & Dwight Co., Inc.	11,800	1,029,314
Clorox Co. (The)	11,800	2,382,656
ConAgra Foods, Inc	6,800	246,568
Farmer Brothers Co. (a)	1,500	7,005
Flowers Foods, Inc.	17,000	384,710
General Mills, Inc. (c)	44,400	2,610,720
Hormel Foods Corp.	25,300	1,179,233
JM Smucker Co.	12,900	1,491,240
Kellogg Co.	3,600	224,028
Kimberly-Clark Corp. (c)	27,200	3,667,376
McCormick & Co., Inc.	7,300	697,880
PepsiCo, Inc. (c)	27,600	4,093,080
Procter & Gamble Co.	7,200	1,001,808
Tyson Foods, Inc., Class A	17,400	1,121,256

		20,197,718

Containers & Packaging — 0.0%
O-I Glass, Inc. (a)	400	4,760

Distributors - Discretionary — 0.0%
KAR Auction Services, Inc. (a)	6,100	113,521

Electrical Equipment — 0.0%
Capstone Turbine Corp. (a)	152	1,626
Carrier Global Corp.	8,100	305,532
Johnson Controls International plc	1,900	88,521

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	1,000	$132,090
LSI Industries, Inc.	1,400	11,984
Otis Worldwide Corp.	1,600	108,080
SMART Global Holdings, Inc. (a)	2,600	97,838

		745,671

Engineering & Construction Services — 0.0%
Iteris, Inc. (a)	3,100	17,515
Mistras Group, Inc. (a)	2,100	16,296
Orion Group Holdings, Inc. (a)	3,100	15,376

		49,187

Financial Services — 8.1%
7GC & Co. Holdings, Inc. (a),(b)	209,600	2,211,280
AG Mortgage Investment Trust, Inc.	200	590
Ajax I (a),(b)	720,400	8,940,164
Alliance Data Systems Corp.	829	61,429
Anworth Mortgage Asset Corp.	3,800	10,298
Apollo Strategic Growth Capital (a),(b)	630,000	6,885,900
Arlington Asset Investment Corp., Class A	100	378
Artius Acquisition, Inc. (a),(b)	870,000	9,778,800
ARYA Sciences Acquisition Corp. III (a),(b)	398,921	4,328,293
Ascendant Digital Acquisition Corp., Class A (a),(b)	532,000	5,458,320
Atlas Crest Investment Corp. (a),(b)	428,000	4,515,400
BlackRock Capital Investment Corp.	9,381	25,235
BlackRock TCP Capital Corp.	6,700	75,308
Blucora, Inc. (a)	2,900	46,139
Brookfield Asset Management, Inc., Class A (b)	638,217	26,339,216
Capital Southwest Corp.	1,700	30,175
Capitala Finance Corp.	483	6,916
Capstar Special Purpose Acquisition Corp., Class A (a),(b)	537,300	5,453,595
CC Neuberger Principal Holdings II (a),(b),(c)	994,000	9,890,300
CF Acquisition Corp. IV (a),(b)	545,800	5,616,282
CF Finance Acquisition Corp. III (a),(b)	543,200	5,828,536
Chardan Healthcare Acquisition 2 Corp. (a),(b)	297,500	3,034,500
Cherry Hill Mortgage Investment Corp.	800	7,312
Chimera Investment Corp.	700	7,175
Churchill Capital Corp. IV, Class A (a),(b),(c)	1,044,300	10,453,443
Churchill Capital Corp. V (a),(b)	363,900	3,820,950
CM Life Sciences, Inc., Class A (a),(b)	488,298	5,390,810
Cohn Robbins Holdings Corp. (a),(b),(c)	840,000	9,030,000
Consumer Portfolio Services, Inc. (a)	100	424
Corner Growth Acquisition Corp. (a),(b)	363,900	3,802,755
Cowen, Inc., Class A	1,400	36,386
DD3 Acquisition Corp. II (a),(b)	272,500	2,861,250
DFP Healthcare Acquisitions Corp., Class A (a),(b),(c)	825,404	8,914,363
dMY Technology Group, Inc. III (a),(b)	458,479	5,226,661
E.Merge Technology Acquisition Corp., Class A (a),(b)	639,999	6,547,190
Ellington Residential Mortgage REIT	1,000	13,040
Executive Network Partnering Corp. (a),(b)	426,000	10,858,740

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Falcon Capital Acquisition Corp. (a),(b)	710,000	$7,582,800
Federated Investors, Inc., Class B	5,100	147,339
Fidus Investment Corp.	3,400	44,540
FirstMark Horizon Acquisition Corp. (a),(b)	526,300	5,999,820
Foley Trasimene Acquisition Corp., Class A (a),(b)	582,000	6,506,760
Forest Road Acquisition Corp. (a),(b)	281,600	2,956,800
FS Development Corp., Class A (a),(b)	101,700	1,118,700
Gladstone Investment Corp.	3,000	30,270
GO Acquisition Corp. (a),(b),(c)	840,000	8,929,200
Golden Falcon Acquisition Corp. (a),(b)	363,900	3,784,560
Great Elm Capital Corp.	121	436
GS Acquisition Holdings Corp. II, Class A (a),(b)	643,200	7,010,880
Health Assurance Acquisition Corp. (a),(b)	500,000	5,510,000
HIG Acquisition Corp. (a),(b),(c)	840,000	8,761,200
Highcape Capital Acquisition Corp. (a),(b)	279,400	2,883,408
Horizon Acquisition Corp., Class A (a),(b)	311,250	3,118,725
Horizon Acquisition Corp. II (a),(b)	484,600	5,204,604
International Money Express, Inc. (a)	200	3,104
Jaws Spitfire Acquisition Corp. (a),(b)	296,600	3,277,430
Jefferies Financial Group, Inc.	200	4,920
KKR & Co., Inc., Class A	2,200	89,078
Ladder Capital Corp.	7,000	68,460
Landcadia Holdings III, Inc. (a),(b),(c)	850,000	9,494,500
Lefteris Acquisition Corp. (a),(b)	686,500	7,482,850
Lifesci Acquisition II Corp. (a),(b)	197,200	2,094,264
Live Oak Acquisition Corp. II (a),(b)	652,500	7,079,625
Marquee Raine Acquisition Corp. (a),(b)	363,900	3,941,037
Medallion Financial Corp. (a)	1,300	6,370
MGIC Investment Corp.	8,500	106,675
Monroe Capital Corp.	2,400	19,272
Montes Archimedes Acquisition Corp. (a),(b),(c)	850,000	8,925,000
Motive Capital Corp. (a),(b)	363,900	3,835,506
Nasdaq, Inc.	3,400	451,316
New Mountain Finance Corp.	900	10,224
Newtek Business Services Corp.	2,000	39,380
Nexpoint Real Estate Finance, Inc.	700	11,564
North Mountain Merger Corp. (a),(b)	524,502	5,648,886
Ocwen Financial Corp. (a)	894	25,845
Oppenheimer Holdings, Inc., Class A	700	22,001
PennantPark Investment Corp.	8,600	39,646
Periphas Capital Partnering Corp. (a),(b)	261,234	6,820,820
Pershing Square Tontine Holdings Ltd., Class A (a),(b)	112,700	3,124,044
PROG Holdings, Inc.	5,900	317,833
PropTech Investment Corp. II (a),(b)	361,500	3,886,125
RedBall Acquisition Corp. (a),(b)	545,100	5,936,139
Reinvent Technology Partners (a),(b)	425,000	5,206,250
Revolution Acceleration Acquisition Corp. (a),(b)	509,400	5,302,854
SCVX Corp., Class A (a),(b)	428,572	4,414,292
Senior Connect Acquisition Corp. I (a),(b)	473,000	4,867,170
Social Capital Hedosophia Holdings Corp. (a),(b)	400,000	5,164,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Social Capital Hedosophia Holdings Corp. IV (a),(b)	288,269	$4,217,375
Social Capital Hedosophia Holdings Corp. V (a),(b)	728,520	9,601,894
Spartan Acquisition Corp. II (a),(b)	423,700	4,575,960
Sports Entertainment Acquisition Corp. (a),(b)	710,000	7,632,500
Stellus Capital Investment Corp.	900	9,792
Supernova Partners Acquisition Co., Inc. (a),(b),(c)	695,436	8,074,012
TCG BDC, Inc.	5,700	58,482
Tekkorp Digital Acquisition Corp. (a),(b)	423,000	4,547,250
TPG Pace Tech Opportunities Corp. (a),(b),(c)	831,051	9,440,739
Trebia Acquisition Corp., Class A (a),(b)	629,238	6,789,478
Trepont Acquisition Corp. I (a),(b)	589,200	6,110,004
TWC Tech Holdings II Corp., Class A (a),(b)	715,200	7,531,056
Vector Acquisition Corp. (a),(b)	706,900	7,606,244
VPC Impact Acquisition Holdings (a),(b)	420,000	4,439,400
Vy Global Growth (a),(b)	347,990	3,744,372
Yucaipa Acquisition Corp. (a),(b),(c)	889,778	9,075,736

		426,268,369

Forest & Paper Products — 0.0%
Resolute Forest Products, Inc. (a)	5,800	37,932
Verso Corp., Class A	1,600	19,232

		57,164

Gaming, Lodging & Restaurants — 0.0%
Carnival plc, ADR (a)	4,800	89,952
Cracker Barrel Old Country Store, Inc. (a)	1,400	184,688
Denny’s Corp. (a)	9,600	140,928
Everi Holdings, Inc. (a)	19,700	272,057
International Game Technology plc (a)	5,400	91,476
J Alexander’s Holdings, Inc. (a)	800	5,832
Noodles & Co. (a)	4,200	33,180
Red Rock Resorts, Inc., Class A (a)	7,000	175,280
Royal Caribbean Cruises Ltd. (a)	2,200	164,318
Scientific Games Corp., Class A (a)	4,300	178,407
Wendy’s Co.	51,300	1,124,496

		2,460,614

Hardware — 0.2%
Airgain, Inc. (a)	300	5,334
Anterix, Inc. (a)	1,200	45,120
Casa Systems, Inc. (a)	5,700	35,169
Cisco Systems, Inc. (c)	175,600	7,858,100
Clearfield, Inc. (a)	300	7,416
Dolby Laboratories, Inc., Class A	3,800	369,094
Extreme Networks, Inc. (a)	18,900	130,221
HP, Inc.	2,900	71,311
InterDigital, Inc.	1,400	84,952
NETGEAR, Inc. (a)	4,000	162,520
PagerDuty, Inc. (a)	600	25,020
PC-Tel, Inc.	100	657

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
PlayAGS, Inc. (a)	7,200	$51,840
Pure Storage, Inc., Class A (a)	6,700	151,487
Sonos, Inc. (a)	20,200	472,478
Stratasys Ltd. (a)	11,900	246,568
ViaSat, Inc. (a)	6,900	225,285
Vishay Precision Group, Inc. (a)	800	25,184
Vocera Communications, Inc. (a)	5,000	207,650
VOXX International Corp. (a)	1,600	20,416
Xerox Holdings Corp.	700	16,233
ZAGG, Inc. (a)	1,800	7,506

		10,219,561

Health Care — 0.5%
89bio, Inc. (a)	2,000	48,740
ACADIA Pharmaceuticals, Inc. (a)	5,700	304,722
Accuray, Inc. (a)	10,200	42,534
Aclaris Therapeutics, Inc. (a)	300	1,941
Adicet Bio, Inc. (a)	842	11,830
Adverum Biotechnologies, Inc. (a)	16,900	183,196
Aeglea BioTherapeutics, Inc. (a)	200	1,574
Akero Therapeutics, Inc. (a)	1,800	46,440
Albireo Pharma, Inc. (a)	3,700	138,787
Alector, Inc. (a)	14,300	216,359
Alexion Pharmaceuticals, Inc. (a)	2,300	359,352
Allogene Therapeutics, Inc. (a)	7,200	181,728
Altimmune, Inc. (a)	6,600	74,448
Amedisys, Inc. (a)	2,200	645,326
Amphastar Pharmaceuticals, Inc. (a)	100	2,011
AnaptysBio, Inc. (a)	5,500	118,250
ANI Pharmaceuticals, Inc. (a)	700	20,328
Anika Therapeutics, Inc. (a)	1,400	63,364
Antares Pharma, Inc. (a)	21,300	84,987
Anthem, Inc.	8,800	2,825,592
Ardelyx, Inc. (a)	8,200	53,054
Assembly Biosciences, Inc. (a)	700	4,235
Atara Biotherapeutics, Inc. (a)	14,200	278,746
aTyr Pharma, Inc. (a)	800	3,104
Avrobio, Inc. (a)	500	6,970
Baxter International, Inc. (c)	45,900	3,683,016
Becton Dickinson and Co.	2,300	575,506
Boston Scientific Corp. (a)	48,000	1,725,600
Brookdale Senior Living, Inc. (a)	109	483
Cara Therapeutics, Inc. (a)	4,400	66,572
Cardiff Oncology, Inc. (a)	1,500	26,985
Castle Biosciences, Inc. (a)	100	6,715
Chemed Corp.	100	53,261
Chiasma, Inc. (a)	3,700	16,095
Chinook Therapeutics, Inc. (a)	1,620	25,693
Cogent Biosciences, Inc. (a)	878	9,860
Community Health Systems, Inc. (a)	27,500	204,325

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Concert Pharmaceuticals, Inc. (a)	2,200	$27,808
Constellation Pharmaceuticals, Inc. (a)	3,700	106,560
CorMedix, Inc. (a)	2,700	20,061
Cutera, Inc. (a)	2,500	60,275
Cyclerion Therapeutics, Inc. (a)	600	1,836
Denali Therapeutics, Inc. (a)	3,800	318,288
Dicerna Pharmaceuticals, Inc. (a)	9,400	207,082
Diffusion Pharmaceuticals, Inc. (a)	1,400	1,113
Durect Corp. (a)	20,500	42,435
Dynavax Technologies Corp. (a)	6,270	27,902
Eagle Pharmaceuticals, Inc. (a)	1,100	51,227
Eyenovia, Inc. (a)	1,100	6,666
FONAR Corp. (a)	300	5,208
Fortress Biotech, Inc. (a)	3,200	10,144
GenMark Diagnostics, Inc. (a)	5,200	75,920
Genocea Biosciences, Inc. (a)	3,400	8,228
Geron Corp. (a)	30,300	48,177
Haemonetics Corp. (a)	2,800	332,500
Harrow Health, Inc. (a)	1,200	8,232
Harvard Bioscience, Inc. (a)	2,500	10,725
Hologic, Inc. (a)	14,500	1,056,035
iCAD, Inc. (a)	400	5,280
Ideaya Biosciences, Inc. (a)	3,400	47,600
InfuSystem Holdings, Inc. (a)	600	11,268
Invacare Corp. (a)	200	1,790
Ionis Pharmaceuticals, Inc. (a)	11,400	644,556
Iovance Biotherapeutics, Inc. (a)	1,000	46,400
IVERIC bio, Inc. (a)	1,300	8,983
Johnson & Johnson	500	78,690
Kala Pharmaceuticals, Inc. (a)	4,300	29,154
Kiniksa Pharmaceuticals Ltd., Class A (a)	3,700	65,379
La Jolla Pharmaceutical Co. (a)	5,723	22,205
Lantheus Holdings, Inc. (a)	4,400	59,356
Larimar Therapeutics, Inc. (a)	133	2,848
MacroGenics, Inc. (a)	8,800	201,168
Madrigal Pharmaceuticals, Inc. (a)	200	22,234
Magellan Health, Inc. (a)	1,300	107,692
Magenta Therapeutics, Inc. (a)	3,400	26,656
Maravai LifeSciences Holdings, Inc., Class A (a)	500	14,025
Marinus Pharmaceuticals, Inc. (a)	1,425	17,385
Matinas BioPharma Holdings, Inc. (a)	12,900	17,544
Merit Medical Systems, Inc. (a)	100	5,551
Merrimack Pharmaceuticals, Inc. (a)	3,000	20,670
Milestone Pharmaceuticals, Inc. (a)	1,100	7,370
Minerva Neurosciences, Inc. (a)	9,800	22,932
Mirati Therapeutics, Inc. (a)	200	43,928
Molecular Templates, Inc. (a)	6,328	59,420
Natera, Inc. (a)	10,900	1,084,768
Neogen Corp. (a)	300	23,790
Neoleukin Therapeutics, Inc. (a)	1,100	15,510

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
NextCure, Inc. (a)	1,400	$15,260
NuVasive, Inc. (a)	7,900	445,007
Ocular Therapeutix, Inc. (a)	17,400	360,180
Odonate Therapeutics, Inc. (a)	5,800	111,360
Outlook Therapeutics, Inc. (a)	100	134
Ovid therapeutics, Inc. (a)	10,800	24,948
Owens & Minor, Inc.	6,600	178,530
Palatin Technologies, Inc. (a)	1,500	1,014
Paratek Pharmaceuticals, Inc. (a)	6,200	38,812
Pfizer, Inc. (c)	93,400	3,438,054
Phio Pharmaceuticals Corp. (a)	1,200	3,228
Pieris Pharmaceuticals, Inc. (a)	100	250
Plus Therapeutics, Inc. (a)	300	606
PPD, Inc. (a)	1,800	61,596
Protagonist Therapeutics, Inc. (a)	6,500	131,040
RA Medical Systems, Inc. (a)	392	2,913
Radius Health, Inc. (a)	8,200	146,452
RadNet, Inc. (a)	3,200	62,624
Replimune Group, Inc. (a)	3,900	148,785
Rigel Pharmaceuticals, Inc. (a)	600	2,100
Rocket Pharmaceuticals, Inc. (a)	300	16,452
Sangamo BioSciences, Inc. (a)	30,900	482,194
Satsuma Pharmaceuticals, Inc. (a)	2,900	13,369
Savara, Inc. (a)	1,800	2,070
Selecta Biosciences, Inc. (a)	24,800	75,144
Sesen Bio, Inc. (a)	7,832	10,573
SI-BONE, Inc. (a)	1,900	56,810
Soleno Therapeutics, Inc. (a)	7,300	14,089
Solid Biosciences, Inc. (a)	6,000	45,480
Sotera Health Co. (a)	500	13,720
Supernus Pharmaceuticals, Inc. (a)	3,400	85,544
Surgalign Holdings, Inc. (a)	1,500	3,285
Surmodics, Inc. (a)	500	21,760
Sutro Biopharma, Inc. (a)	400	8,684
Tandem Diabetes Care, Inc. (a)	363	34,732
TCR2 Therapeutics, Inc. (a)	600	18,558
Tracon Pharmaceuticals, Inc. (a)	3,100	36,270
Translate Bio, Inc. (a)	7,400	136,382
Travere Therapeutics, Inc. (a)	4,700	128,098
Trevena, Inc. (a)	500	1,070
Tricida, Inc. (a)	3,600	25,380
Triple-S Management Corp., Class B (a)	1,550	33,092
Turning Point Therapeutics, Inc. (a)	600	73,110
Ultragenyx Pharmaceutical, Inc. (a)	100	14,162
Vanda Pharmaceuticals, Inc. (a)	5,400	70,956
Vapotherm, Inc. (a)	100	2,686
Varex Imaging Corp. (a)	900	15,012
Verastem, Inc. (a)	4,600	9,798

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
VYNE Therapeutics, Inc. (a)	5,800	$9,164
Y-mAbs Therapeutics, Inc. (a)	700	34,657

		23,917,497

Health Care Facilities & Services — 0.0%
Encompass Health Corp.	4,900	405,181
Invitae Corp. (a)	1,100	45,991
Joint Corp. (The) (a)	1,400	36,764
MEDNAX, Inc. (a)	5,200	127,608
Neuronetics, Inc. (a)	600	6,666
Quest Diagnostics, Inc.	1,800	214,506
Teladoc Health, Inc. (a)	28	5,599
Tenet Healthcare Corp. (a)	900	35,937
Tivity Health, Inc. (a)	7,000	137,130

		1,015,382

Home & Office Products — 0.0%
ACCO Brands Corp.	6,500	54,925
Armstrong Flooring, Inc. (a)	4,900	18,718
Beazer Homes USA, Inc. (a)	100	1,515
Tempur Sealy International, Inc. (a)	16,900	456,300

		531,458

Industrial Products — 0.2%
AAR Corp. (a)	1,700	61,574
Advanced Emissions Solutions, Inc. (a)	100	550
AGCO Corp.	300	30,927
Allegion PLC	100	11,638
Astronics Corp. (a)	4,200	55,566
Atkore International Group, Inc. (a)	1,300	53,443
Bel Fuse, Inc., Class B	100	1,503
Blue Bird Corp. (a)	1,500	27,390
Cactus, Inc.	1,700	44,319
CECO Environmental Corp. (a)	1,300	9,048
Columbus McKinnon Corp.	1,000	38,440
Commercial Vehicle Group, Inc. (a)	5,100	44,115
Core Molding Technologies, Inc. (a)	300	4,224
Crane Co.	900	69,894
Curtiss-Wright Corp.	400	46,540
Donaldson Co., Inc.	400	22,352
Dover Corp.	200	25,250
Ducommun, Inc. (a)	200	10,740
Eaton Corp. PLC	3,600	432,504
FARO Technologies, Inc. (a)	400	28,252
FreightCar America, Inc. (a)	1,000	2,410
Gibraltar Industries, Inc. (a)	1,700	122,298
Graham Corp.	400	6,072
Hexcel Corp. (a)	9,199	446,059
Hillenbrand, Inc.	1,516	60,337
Hubbell, Inc.	300	47,037

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	700	$119,336
Hyster-Yale Materials Handling, Inc.	200	11,910
Ichor Holdings Ltd. (a)	600	18,087
LB Foster Co., Class A (a)	500	7,525
Lockheed Martin Corp. (c)	18,700	6,638,126
Manitowoc Co., Inc. (The) (a)	700	9,317
Navistar International Corp. (a)	3,000	131,880
nLight, Inc. (a)	400	13,060
Northrop Grumman Corp.	3,300	1,005,576
nVent Electric plc	11,100	258,519
Powell Industries, Inc.	500	14,745
Raytheon Technologies Corp.	7,074	505,862
Shyft Group, Inc. (The)	1,000	28,380
Spirit AeroSystems Holdings, Inc., Class A	22,800	891,252
TransDigm Group, Inc. (a)	200	123,770
Vontier Corp. (a)	4,800	160,320
Welbilt, Inc. (a)	8,000	105,600

		11,745,747

Industrial Services — 0.1%
Acacia Research Corp. (a)	1,300	5,122
American Airlines Group, Inc. (a)	300	4,731
Atlas Air Worldwide Holdings, Inc. (a)	1,000	54,540
Barrett Business Services, Inc.	600	40,926
Civeo Corp. (a)	725	10,077
CorVel Corp. (a)	400	42,400
Covanta Holding Corp.	500	6,565
Daseke, Inc. (a)	6,200	36,022
Delta Air Lines, Inc. (a)	300	12,063
DXP Enterprises, Inc. (a)	300	6,669
Fluor Corp. (a)	26,600	424,802
Franchise Group, Inc.	1,300	39,585
Franklin Covey Co. (a)	500	11,135
FTI Consulting, Inc. (a)	3,600	402,192
Great Lakes Dredge & Dock Corp. (a)	100	1,317
H&E Equipment Services, Inc.	4,200	125,202
H&R Block, Inc.	8,500	134,810
Hackett Group, Inc.	2,200	31,658
Healthcare Services Group, Inc.	5,200	146,120
Heartland Express, Inc.	100	1,810
Herc Holdings, Inc. (a)	754	50,073
Huron Consulting Group, Inc. (a)	800	47,160
JetBlue Airways Corp. (a)	100	1,454
Kelly Services, Inc., Class A (a)	900	18,513
Knight-Swift Transportation Holdings, Inc. (c)	2,000	83,640
Korn/Ferry International	200	8,700
Marten Transport Ltd.	3,799	65,457
Mesa Air Group, Inc. (a)	200	1,338
Quad/Graphics, Inc.	3,600	13,752
R1 RCM, Inc. (a)	4,000	96,080

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	9,900	$953,370
Resideo Technologies, Inc. (a)	21,100	448,586
Ritchie Bros Auctioneers, Inc.	700	48,685
Spirit Airlines, Inc. (a)	19,200	469,440
Sterling Construction Co., Inc. (a)	3,200	59,552
Terminix Global Holdings, Inc. (a)	2,100	107,121
Titan Machinery, Inc. (a)	3,300	64,515
TriNet Group, Inc. (a)	4,000	322,400
Triton International Ltd.	300	14,553
Tutor Perini Corp. (a)	6,900	89,355
United Airlines Holdings, Inc. (a)	45,300	1,959,225
USA Truck, Inc. (a)	900	8,037
Waste Connections, Inc.	300	30,771
Werner Enterprises, Inc.	2,000	78,440
WillScot Mobile Mini Holdings Corp. (a)	2,265	52,480
XPO Logistics, Inc. (a)	100	11,920

		6,642,363

Institutional Financial Services — 0.0%
BGC Partners, Inc., Class A	100	400

Insurance — 0.2%
American Equity Investment Life Holding Co.	1,700	47,022
American Financial Group, Inc.	1,600	140,192
AMERISAFE, Inc.	200	11,486
Assured Guaranty Ltd.	5,300	166,897
Brighthouse Financial, Inc. (a)	2,800	101,374
Chubb Ltd. (b)	56,400	8,681,088
Employers Holdings, Inc.	900	28,971
Hallmark Financial Services, Inc. (a)	200	712
Hanover Insurance Group, Inc. (c)	2,700	315,684
Hartford Financial Services Group, Inc.	7,700	377,146
Kingstone Cos., Inc.	200	1,330
Lincoln National Corp.	5,600	281,736
Maiden Holdings Ltd. (a)	1,400	3,486
Old Republic International Corp.	18,800	370,548
Protective Insurance Corp., Class B	200	2,742
Radian Group, Inc.	3,100	62,775
Universal Insurance Holdings, Inc.	1,100	16,621
Unum Group (c)	33,200	761,608

		11,371,418

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (a)	27,600	462,852
SunCoke Energy, Inc.	10,300	44,805

		507,657

Leisure Products — 0.2%
Clarus Corp.	2,009	30,939
Malibu Boats, Inc., Class A (a)	1,000	62,440

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
MasterCraft Boat Holdings, Inc. (a)	2,100	$52,164
Peloton Interactive, Inc., Class A (a),(c)	53,200	8,071,504

		8,217,047

Machinery — 0.0%
Titan International, Inc. (a)	3,200	15,552

Manufactured Goods — 0.0%
Insteel Industries, Inc.	1,000	22,270

Materials — 0.1%
A-Mark Precious Metals, Inc.	100	2,565
Air Products & Chemicals, Inc.	500	136,610
Alamos Gold, Inc., Class A	14,054	122,973
Alcoa Corp. (a)	42,701	984,258
Armstrong World Industries, Inc.	200	14,878
Ball Corp.	300	27,954
Cabot Corp.	1,700	76,296
Carpenter Technology Corp.	2,900	84,448
CF Industries Holdings, Inc.	1,800	69,678
Chemours Co.	22,200	550,338
Coeur Mining, Inc. (a)	2,736	28,318
Comstock Mining, Inc. (a)	400	416
Corteva, Inc.	200	7,744
Domtar Corp. (a)	8,400	265,860
Eldorado Gold Corp. (a)	3,940	52,284
Franco-Nevada Corp.	100	12,635
Galiano Gold, Inc. (a)	1,500	1,695
Great Panther Silver Ltd. (a)	200	170
Haynes International, Inc.	100	2,384
Hecla Mining Co.	1,581	10,245
Hudbay Minerals, Inc.	3,000	21,000
IAMGOLD Corp. (a)	22,300	81,841
Louisiana-Pacific Corp.	1,500	55,755
Lydall, Inc. (a)	1,600	48,048
MDU Resources Group, Inc.	8,900	234,426
Myers Industries, Inc.	1,400	29,092
NACCO Industries, Inc., Class A	100	2,630
New Gold, Inc. (a)	75,000	164,250
Newmont Mining Corp.	1,300	77,857
Northwest Pipe Co. (a)	600	16,980
Olin Corp.	400	9,824
Osisko Gold Royalties Ltd.	3,100	39,308
Peabody Energy Corp. (a)	11,600	27,956
Rogers Corp. (a)	100	15,529
Royal Gold, Inc.	5,200	553,072
Ryerson Holding Corp. (a)	600	8,184
Sherwin-Williams Co.	700	514,437
SiNtx Technologies, Inc. (a)	2,300	3,611
Stepan Co.	1,000	119,320

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Taseko Mines Ltd. (a)	7,200	$9,504
TimkenSteel Corp. (a)	2,900	13,543
United States Steel Corp.	1,500	25,155

		4,523,071

Media — 0.7%
Alphabet, Inc., Class A (a)	100	175,264
Altice USA, Inc., Class A (a),(c)	86,700	3,283,329
AMC Networks, Inc., Class A (a)	300	10,731
ANGI Homeservices, Inc., Class A (a)	17,400	229,593
Boingo Wireless, Inc. (a)	3,800	48,336
Cargurus, Inc. (a),(c)	21,600	685,368
Cars.com, Inc. (a)	9,100	102,830
Charter Communications, Inc., Class A (a),(c)	6,240	4,128,072
Clear Channel Outdoor Holdings, Inc. (a)	5,900	9,735
Endurance International Group Holdings, Inc. (a)	900	8,505
Entercom Communications Corp., Class A	4,600	11,362
Entravision Communications Corp., Class A	100	275
Eventbrite, Inc., Class A (a)	3,700	66,970
EverQuote, Inc., Class A (a)	3,900	145,665
Facebook, Inc., Class A (a),(c)	28,100	7,675,796
Glu Mobile, Inc. (a)	37,500	337,875
GoDaddy, Inc., Class A (a)	15,800	1,310,610
Grubhub, Inc. (a)	14,600	1,084,342
HyreCar, Inc. (a)	1,200	8,568
iMedia Brands, Inc. (a)	1,270	6,071
Liberty Media Corp-Liberty SiriusXM, Class C (a),(b),(c)	21,740	945,907
Liberty SiriusXM Group, Class A (a),(b),(c)	20,505	885,611
Liberty TripAdvisor Holdings, Inc., Class A (a)	10,800	46,872
Lions Gate Entertainment Corp., Class A (a)	10,800	122,796
Marchex, Inc., Class B (a)	1,700	3,332
National CineMedia, Inc.	2,100	7,812
Netflix, Inc. (a)	6,000	3,244,380
New York Times Co. (The), Class A	8,600	445,222
Pinterest, Inc., Class A (a),(c)	57,100	3,762,890
QuinStreet, Inc. (a)	600	12,864
RumbleON, Inc., Class B (a)	45	1,359
Sciplay Corp., Class A (a)	5,200	72,020
SharpSpring, Inc. (a)	100	1,644
Sinclair Broadcast Group, Inc., Class A	700	22,295
Snap, Inc., Class A (a),(c)	156,100	7,815,927
TechTarget, Inc. (a)	100	5,911
TEGNA, Inc.	700	9,765
Travelzoo, Inc. (a)	900	8,496
TripAdvisor, Inc. (a),(c)	19,300	555,454
TrueCar, Inc. (a)	18,600	78,120
Urban One, Inc. (a)	200	234
World Wrestling Entertainment, Inc., Class A	7,200	345,960
Yelp, Inc. (a),(c)	15,800	516,186

See Notes to Consolidated Schedule of Investments.

21

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zillow Group, Inc. (a)	100	$13,594

		38,253,948

Medical Equipment & Devices — 0.1%
Accelerate Diagnostics, Inc. (a)	1,600	12,128
Alphatec Holdings, Inc. (a)	3,300	47,916
AngioDynamics, Inc. (a)	2,300	35,259
Axogen, Inc. (a)	1,300	23,270
CareDx, Inc. (a)	7,100	514,395
CytoSorbents Corp. (a)	5,100	40,647
Fluidigm Corp. (a)	15,000	90,000
Inogen, Inc. (a)	2,900	129,572
Myriad Genetics, Inc. (a)	11,600	229,390
NanoString Technologies, Inc. (a)	5,600	374,528
Nevro Corp. (a),(c)	3,600	623,160
Novocure Ltd. (a),(c)	8,400	1,453,536
Orthofix Medical, Inc. (a)	1,500	64,470
Oxford Immunotec Global plc (a)	2,600	45,409
Precision BioSciences, Inc. (a)	600	5,004
Quotient Ltd. (a)	9,900	51,579
SeaSpine Holdings Corp. (a)	1,900	33,155
Vericel Corp. (a)	1,600	49,408
ViewRay, Inc. (a)	2,800	10,696

		3,833,522

Metals & Mining — 0.0%
Arconic Corp. (a)	1,200	35,760
B2Gold Corp.	22,000	123,200
Constellium SE (a)	18,400	257,416
Contura Energy, Inc. (a)	2,200	25,014
Ferroglobe plc (a)	7,900	12,956
McEwen Mining, Inc. (a)	600	591
Northern Dynasty Minerals Ltd. (a)	14,500	4,669
Pretium Resources, Inc. (a)	10,200	117,096
Sandstorm Gold Ltd. (a)	21,900	157,023
Silvercorp Metals, Inc.	100	669

		734,394

Oil, Gas & Coal — 0.4%
Antero Resources Corp. (a)	300	1,635
Callon Petroleum Co. (a)	5	66
Cenovus Energy, Inc. (a)	10,800	65,232
Centennial Resource Development, Inc., Class A (a)	6,500	9,750
ChampionX Corp. (a)	22,000	336,600
Cimarex Energy Co.	3,700	138,787
Concho Resources, Inc. (c)	34,200	1,995,570
CONSOL Energy, Inc. (a)	1,100	7,931
Continental Resources, Inc. (a),(c)	28,700	467,810
Core Laboratories NV	1,600	42,416
Crescent Point Energy Corp.	10,400	24,336

See Notes to Consolidated Schedule of Investments.

22

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
CVR Energy, Inc.	9,200	$137,080
Devon Energy Corp.	47,700	754,137
Enerplus Corp.	21,100	66,043
EnLink Midstream LLC	40,600	150,626
EOG Resources, Inc. (c)	83,700	4,174,119
Evolution Petroleum Corp.	1,800	5,130
Hallador Energy Co. (a)	1,100	1,617
Halliburton Co.	300	5,670
Helix Energy Solutions Group, Inc. (a)	100	420
Helmerich & Payne, Inc. (c)	24,200	560,472
HighPoint Resources Corp. (a)	4	37
HollyFrontier Corp.	18,100	467,885
Kinder Morgan, Inc. (a)	54,500	745,015
Kosmos Energy Ltd. (a)	38,400	90,240
Magnolia Oil & Gas Corp., Class A (a)	27,700	195,562
Mammoth Energy Services, Inc. (a)	2,500	11,125
Marathon Oil Corp.	38,300	255,461
Matador Resources Co. (a)	23,800	287,028
Matrix Service Co. (a)	1,200	13,224
MRC Global, Inc. (a)	8,600	57,018
Murphy Oil Corp.	1,200	14,520
Natural Gas Services Group, Inc. (a)	900	8,532
Newpark Resources, Inc. (a)	14,000	26,880
NexTier Oilfield Solutions, Inc. (a)	7,146	24,582
NOW, Inc. (a)	19,600	140,728
Occidental Petroleum Corp.	2,938	50,857
Oceaneering International, Inc. (a)	11,600	92,220
Oil States International, Inc. (a)	14,000	70,280
ONEOK, Inc.	5,400	207,252
Ovintiv, Inc.	47,318	679,486
Parsley Energy, Inc., Class A	76,634	1,088,203
Patterson-UTI Energy, Inc.	41,900	220,394
PBF Energy, Inc., Class A (a)	26,200	186,020
PDC Energy, Inc. (a)	5,084	104,375
PHX Minerals, Inc.	1,500	3,450
Pioneer Natural Resources Co. (c)	18,000	2,050,020
QEP Resources, Inc. (a)	39,200	93,688
RPC, Inc. (a)	11,800	37,170
SandRidge Energy, Inc. (a)	3,100	9,610
Schlumberger Ltd.	38,600	842,638
SM Energy Co.	26,300	160,956
Targa Resources Corp.	37,300	983,974
Thermon Group Holdings, Inc. (a)	300	4,689
Transocean Ltd. (a)	116,333	268,729
TravelCenters of America, Inc. (a)	540	17,604
US Silica Holdings, Inc. (a)	2,700	18,954
VAALCO Energy, Inc. (a)	200	354
Valero Energy Corp.	7,300	412,961
Vermilion Energy, Inc. (a)	1,100	4,895
W&T Offshore, Inc. (a)	1,500	3,255

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	2,600	$52,130
WPX Energy, Inc. (a)	31,900	259,985

		19,207,433

Private Equity — 0.0%
Millennium Equity Private Equity (a),(b),(d)	60,879	1,217,580

Real Estate — 1.1%
Agree Realty Corp.	2,500	166,450
American Tower Corp.	6,400	1,436,544
Armada Hoffler Properties, Inc.	3,100	34,782
AvalonBay Communities, Inc. (b),(c)	20,363	3,266,836
Bluerock Residential Growth REIT, Inc.	1,100	13,937
Boston Properties, Inc. (b),(c)	272	25,712
Broadstone Net Lease, Inc., Class A	500	9,790
Camden Property Trust	900	89,928
CareTrust REIT, Inc.	7,700	170,786
Cedar Realty Trust, Inc.	684	6,929
City Office REIT, Inc.	5,500	53,735
Colliers International Group, Inc.	200	17,826
Colony Capital, Inc. (b)	3,153,031	15,166,079
CoreCivic, Inc. (a)	400	2,620
CorEnergy Infrastructure Trust, Inc.	2,600	17,810
CorePoint Lodging, Inc. (a)	300	2,064
CyrusOne, Inc. (b)	154,541	11,304,674
Digital Realty Trust, Inc. (b),(c)	511	71,290
EPR Properties (a)	6,600	214,500
Equinix, Inc. (b),(c)	128	91,415
Equity LifeStyle Properties, Inc.	7,800	494,208
Equity Residential (b),(c)	739	43,808
Essex Property Trust, Inc. (b),(c)	18,126	4,303,475
First Industrial Realty Trust, Inc.	3,300	139,029
Gaming and Leisure Properties, Inc.	18,938	802,971
Geo Group, Inc. (The)	400	3,544
Getty Realty Corp.	1,800	49,572
Gladstone Commercial Corp.	3,100	55,800
Gladstone Land Corp.	3,800	55,632
Global Medical REIT, Inc.	4,600	60,076
Healthpeak Properties, Inc. (b),(c)	2,286	69,106
Host Hotels & Resorts, Inc. (a),(b),(c)	2,679	39,194
Innovative Industrial Properties, Inc.	300	54,939
Invitation Homes, Inc.	1,900	56,430
JBG SMITH Properties (b),(c)	102	3,190
Kimco Realty Corp.	600	9,006
Lexington Realty Trust	5,300	56,286
LTC Properties, Inc.	500	19,455
McGrath RentCorp	1,100	73,810
Medical Properties Trust, Inc.	5,100	111,129
MGM Growth Properties LLC, Class A	300	9,390
Mid-America Apartment Communities, Inc. (b)	47,470	6,013,974

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Monmouth Real Estate Investment Corp., Class A	2,100	$36,372
National Health Investors, Inc.	4,900	338,933
National Retail Properties, Inc. (c)	13,100	536,052
National Storage Affiliates Trust	700	25,221
Newmark Group, Inc., Class A	11,100	80,919
Omega Healthcare Investors, Inc.	15,947	579,195
Outfront Media, Inc. (a)	2,900	56,724
Park Hotels & Resorts, Inc. (a)	7,112	121,971
Prologis, Inc. (b),(c)	31,497	3,138,991
Public Storage (b),(c)	293	67,663
Realogy Holdings Corp. (a)	14,800	194,176
Realty Income Corp. (b),(c)	20,822	1,294,504
Redfin Corp. (a)	1,900	130,397
Retail Opportunity Investments Corp. (a)	13,000	174,070
Retail Value, Inc.	400	5,948
Rexford Industrial Realty, Inc. (b)	23,053	1,132,133
RMR Group, Inc. (The), Class A	600	23,172
SBA Communications Corp. (c)	8,000	2,257,040
Simon Property Group, Inc. (b),(c)	604	51,509
Spirit Realty Capital, Inc.	9,800	393,666
Terreno Realty Corp. (b)	19,783	1,157,503
UDR, Inc.	800	30,744
Uniti Group, Inc.	17,500	205,275
Urstadt Biddle Properties, Inc., Class A	100	1,413
Ventas, Inc. (b),(c)	686	33,641
VEREIT, Inc.	5,339	201,761
Vornado Realty Trust (b),(c)	313	11,687
Washington Prime Group, Inc. (a)	1,144	7,447
Welltower, Inc. (b),(c)	698	45,105
WP Carey, Inc.	9,800	691,684

		57,712,647

Recreation Facilities & Services — 0.0%
OneSpaWorld Holdings Ltd. (a)	1,600	16,224
Planet Fitness, Inc., Class A (a)	9,100	706,433

		722,657

Renewable Energy — 0.1%
Green Plains, Inc. (a)	100	1,317
Sunnova Energy International, Inc. (a)	1,600	72,208
Sunrun, Inc. (a)	43,485	3,016,989
TPI Composites, Inc. (a)	500	26,390

		3,116,904

Retail & Wholesale - Staples — 0.2%
Blue Apron Holdings, Inc., Class A (a)	500	2,795
Chefs’ Warehouse, Inc. (a)	7,400	190,106
Dollar Tree, Inc. (a),(c)	20,700	2,236,428
Ingles Markets, Inc., Class A	400	17,064
Ollie’s Bargain Outlet Holdings, Inc. (a)	300	24,531

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Target Corp. (c)	47,100	$8,314,563
US Foods Holding Corp. (a)	20,900	696,179
Walmart, Inc.	2,000	288,300

		11,769,966

Retail - Consumer Staples — 0.1%
BJ’s Wholesale Club Holdings, Inc. (a)	10,400	387,712
Costco Wholesale Corp. (c)	8,500	3,202,630

		3,590,342

Retail - Discretionary — 0.9%
Abercrombie & Fitch Co., Class A (a)	900	18,324
Academy Sports & Outdoors, Inc. (a)	700	14,511
Amazon.com, Inc. (a),(b),(c)	1,142	3,719,414
At Home Group, Inc. (a)	14,900	230,354
AutoZone, Inc. (a),(c)	500	592,720
Avis Budget Group, Inc. (a)	11,600	432,680
Bassett Furniture Industries, Inc.	1,100	22,088
Bed Bath & Beyond, Inc. (a)	9,000	159,840
Best Buy Co., Inc. (c)	11,700	1,167,543
BlueLinx Holdings, Inc. (a)	2,100	61,446
Build-A-Bear Workshop, Inc. (a)	1,300	5,551
Caleres, Inc.	500	7,825
Children’s Place, Inc. (a)	3,300	165,330
Citi Trends, Inc. (a)	1,900	94,392
Conn’s, Inc. (a)	6,400	74,816
Container Store Group, Inc. (The) (a)	300	2,862
Designer Brands, Inc., Class A (a)	600	4,590
Dick’s Sporting Goods, Inc.	10,600	595,826
Duluth Holdings, Inc., Class B(a)	1,200	12,672
eBay, Inc.	50,200	2,522,550
Etsy, Inc. (a),(c)	17,000	3,024,470
Foot Locker, Inc.	18,800	760,272
Foundation Building Materials, Inc. (a)	2,550	48,986
Gaia, Inc. (a)	800	7,904
Gap, Inc.	86,000	1,736,340
GMS, Inc. (a)	200	6,096
Home Depot, Inc. (c)	30,100	7,995,162
Kirkland’s, Inc. (a)	3,200	57,216
Kohl’s Corp. (a)	31,600	1,285,804
L Brands, Inc. (a)	17,600	654,544
Leslie’s, Inc. (a)	100	2,775
Liquidity Services, Inc. (a)	1,500	23,865
Lowe’s Cos., Inc. (c)	42,900	6,885,879
Macy’s, Inc. (a)	1,000	11,250
Michaels Cos., Inc. (The) (a)	33,900	441,039
Nordstrom, Inc. (a)	1	31
O’Reilly Automotive, Inc. (a),(c)	4,100	1,855,537
Party City Holdco, Inc. (a)	25,400	156,210
Qurate Retail, Inc., Class A	53,834	590,559

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
RealReal, Inc. (The) (a)	500	$9,770
Revolve Group, Inc. (a)	5,900	183,903
ScanSource, Inc. (a)	100	2,638
Shoe Carnival, Inc.	800	31,344
Sportsman’s Warehouse Holdings, Inc. (a)	9,200	161,460
Tiffany & Co. (c)	23,300	3,062,785
TJX Cos., Inc.	6,600	450,714
Tractor Supply Co.	8,600	1,208,988
Turmeric Acquisition Corp. (a),(b)	202,705	2,081,780
Vera Bradley, Inc. (a)	3,600	28,656
Veritiv Corp. (a)	1,000	20,790
Wayfair, Inc., Class A (a),(c)	16,700	3,771,027

		46,463,128

Semiconductors — 0.1%
Alpha & Omega Semiconductor Ltd. (a)	300	7,092
Ambarella, Inc. (a)	1,700	156,094
AXT, Inc. (a)	900	8,613
DSP Group, Inc. (a)	1,900	31,521
MACOM Technology Solutions Holdings, Inc. (a)	2,432	133,857
MaxLinear, Inc., Class A (a)	7,200	274,968
NeoPhotonics Corp. (a)	6,900	62,721
NVIDIA Corp.	10,400	5,430,880
Pixelworks, Inc. (a)	9,000	25,380

		6,131,126

Software — 0.5%
Agilysys, Inc. (a)	1,800	69,084
Avaya Holdings Corp. (a)	19,100	365,765
Avid Technology, Inc. (a)	7,600	120,612
Bandwidth, Inc., Class A (a)	100	15,367
Benefitfocus, Inc. (a)	6,100	88,328
Black Knight, Inc. (a)	7,200	636,120
Blackline, Inc. (a),(c)	1,800	240,084
Box, Inc., Class A (a),(c)	33,400	602,870
Brightcove, Inc. (a)	4,000	73,600
Calix, Inc. (a)	8,100	241,056
Castlight Health, Inc., Class B (a)	10,600	13,780
Ceridian HCM Holding, Inc. (a)	5,100	543,456
Cornerstone OnDemand, Inc. (a),(c)	8,600	378,744
Covetrus, Inc. (a)	7,900	227,046
Crowdstrike Holdings, Inc. (a),(c)	38,700	8,197,434
Digital Turbine, Inc. (a)	100	5,656
Donnelley Financial Solutions, Inc. (a)	2,500	42,425
Dropbox, Inc., Class A (a),(c)	23,700	525,903
eGain Corp. (a)	2,900	34,249
Evolent Health, Inc., Class A (a)	12,600	201,978
FireEye, Inc. (a)	3,700	85,322
Limelight Networks, Inc. (a)	28,200	112,518
Mimecast Ltd. (a)	4,200	238,728

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
New Relic, Inc. (a),(c)	10,600	$693,240
NextGen Healthcare, Inc. (a)	2,400	43,776
Nutanix, Inc., Class A (a)	100	3,187
Paylocity Holding Corp. (a),(c)	4,500	926,595
Phreesia, Inc. (a)	400	21,704
PROS Holdings, Inc. (a)	4,500	228,465
QAD, Inc., Class A	300	18,954
SecureWorks Corp., Class A (a)	1,500	21,330
SPS Commerce, Inc. (a)	1,100	119,449
SVMK, Inc. (a)	13,000	332,150
Synchronoss Technologies, Inc. (a)	400	1,880
Tenable Holdings, Inc. (a)	500	26,130
Teradata Corp. (a),(c)	13,900	312,333
Verra Mobility Corp. (a)	15,800	212,036
Workiva, Inc. (a)	2,800	256,536
Zoom Video Communications, Inc., Class A (a),(c)	22,500	7,589,700
Zovio, Inc. (a)	2,700	12,798
Zscaler, Inc. (a)	7,500	1,497,825

		25,378,213

Software & Technology Services — 0.5%
1Life Healthcare, Inc. (a)	9,000	392,850
8x8, Inc. (a)	2,800	96,516
American Software, Inc., Class A	100	1,717
Apollo Medical Holdings, Inc. (a)	100	1,827
Automatic Data Processing, Inc. (c)	1,000	176,200
Bottomline Technologies, Inc. (a),(b)	179,179	9,449,900
Cardtronics plc, Class A (a)	1,400	49,420
Cerence Inc. (a)	100	10,048
ChannelAdvisor Corp. (a)	3,200	51,136
Conduent, Inc. (a)	42,500	204,000
CSG Systems International, Inc.	300	13,521
Digi International, Inc. (a)	600	11,340
Domo, Inc., Class B (a)	6,100	388,997
Dynatrace, Inc. (a)	20,100	869,727
Ebix, Inc.	1,400	53,158
Evertec, Inc.	100	3,932
FactSet Research Systems, Inc.	600	199,500
FleetCor Technologies, Inc. (a)	800	218,264
Fortinet, Inc. (a)	8,400	1,247,652
Guidewire Software, Inc. (a)	100	12,873
HubSpot, Inc. (a)	2,000	792,880
I3 Verticals, Inc., Class A (a),(b)	46,801	1,553,793
Immersion Corp. (a)	5,200	58,708
International Business Machines Corp.	100	12,445
Jack Henry & Associates, Inc.	1,700	275,383
LivePerson, Inc. (a)	300	18,669
Manhattan Associates, Inc. (a)	100	10,518
Microsoft Corp. (b),(c)	11,600	2,579,480
Model N, Inc. (a)	6,000	214,080

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	1,100	$71,159
PDF Solutions, Inc. (a)	1,500	32,400
PFSweb, Inc. (a)	800	5,384
Progress Software Corp.	1,800	81,342
Proofpoint, Inc. (a)	2,400	327,384
Qualys, Inc. (a)	100	12,187
Rapid7, Inc. (a)	1,200	108,192
RealPage, Inc. (a)	1,300	113,412
S&P Global, Inc.	3,600	1,183,428
SeaChange International, Inc. (a)	3,300	4,620
Smith Micro Software, Inc. (a)	600	3,252
Square, Inc, Class A (a),(c)	10,600	2,306,984
Varonis Systems, Inc. (a)	1,600	261,776
Veritone, Inc. (a)	3,700	105,265
Virtusa Corp. (a)	500	25,565
VMware, Inc., Class A (a)	7,600	1,065,976

		24,676,860

Specialty Finance — 1.0%
Altisource Portfolio Solutions SA (a)	1,000	12,880
Ares Commercial Real Estate Corp.	6,100	72,651
Blackstone Mortgage Trust, Inc., Class A	700	19,271
Capstead Mortgage Corp.	5,500	31,955
Curo Group Holdings Corp.	3,500	50,155
Elevate Credit, Inc. (a)	800	3,192
Enova International, Inc. (a)	3,339	82,707
Exantas Capital Corp.	7,300	29,127
Fidelity National Financial, Inc. (c)	29,317	1,146,002
Fidelity National Information Services, Inc. (b)	196,757	27,833,245
First American Financial Corp.	13,800	712,494
Global Payments, Inc. (b)	71,641	15,432,904
Great Ajax Corp.	200	2,092
Green Dot Corp., Class A (a)	8,500	474,300
Invesco Mortgage Capital, Inc.	3	10
LendingClub Corp. (a)	800	8,448
LendingTree, Inc. (a)	500	136,895
MFA Financial, Inc.	25,500	99,195
MoneyGram International, Inc. (a)	2,500	13,663
Mr Cooper Group, Inc. (a)	9	279
Navient Corp.	1,200	11,784
New Residential Investment Corp.	2,100	20,874
NewStar Financial, Inc. (a)	100	0
Orchid Island Capital, Inc.	16,600	86,652
Paysign, Inc. (a)	300	1,392
PennyMac Mortgage Investment Trust	5,700	100,263
Premier Financial Corp.	1,548	35,604
Starwood Property Trust, Inc.	25,800	497,940
Synchrony Financial	14,500	503,295
TPG RE Finance Trust, Inc.	8,500	90,270
Two Harbors Investment Corp.	7,300	46,501

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries
Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Visa, Inc., Class A (c)	19,400	$4,243,362
Walker & Dunlop, Inc.	100	9,202
Western Asset Mortgage Capital Corp.	13,900	45,314
WEX, Inc. (a)	700	142,471

		51,996,389

Tech Hardware & Semiconductors — 0.1%
A10 Networks, Inc. (a)	11,800	116,348
Acacia Communications, Inc. (a)	8,500	620,160
Amkor Technology, Inc.	14,100	212,628
Amtech Systems, Inc. (a)	100	638
Arlo Technologies, Inc. (a)	6,300	49,077
Avnet, Inc. (c)	13,200	463,452
Axcelis Technologies, Inc. (a)	3,150	91,728
CalAmp Corp. (a)	2,300	22,816
CEVA, Inc. (a)	1,300	59,150
Comtech Telecommunications Corp.	900	18,621
Corning, Inc.	900	32,400
Daktronics, Inc. (a)	2,600	12,168
Diebold Nixdorf, Inc. (a)	2,600	27,716
EMCORE Corp. (a)	700	3,815
Everspin Technologies, Inc. (a)	100	460
Impinj, Inc. (a)	3,800	159,106
Intel Corp.	8,100	403,542
Kopin Corp. (a)	200	486
Micron Technology, Inc. (a)	7,300	548,814
Motorola Solutions, Inc.	100	17,006
One Stop Systems, Inc. (a)	300	1,200
Photronics, Inc. (a)	2,900	32,364
Pitney Bowes, Inc.	5,500	33,880
Plantronics, Inc. (a)	100	2,703
Power Integrations, Inc.	1,200	98,232
QUALCOMM, Inc.	1,200	182,808
Rambus, Inc. (a)	10,500	183,330
Sonim Technologies, Inc. (a)	3,600	2,606
Teradyne, Inc.	2,000	239,780
TTM Technologies, Inc. (a)	9,200	126,914
Turtle Beach Corp. (a)	3,400	73,270
Ultra Clean Holdings, Inc. (a)	500	15,575
Veeco Instruments, Inc. (a)	8,230	142,873

		3,995,666

Technology Services — 0.0%
comScore, Inc. (a)	4,600	11,454
CoreLogic, Inc.	1,100	85,052
DXC Technology Co. (a)	10,901	280,701
Genpact Ltd.	9,500	392,920
Perficient, Inc. (a)	1,000	47,650
Sabre Corp. (a)	72,500	871,450

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
ServiceSource International, Inc. (a)	3,000	$5,280

		1,694,507

Telecommunications — 0.0%
Aspire Holdings LLC, Class A (a),(b)	1,502,082	2
ESC NII Holdings, Inc. (a)	50,677	109,969
IDT Corp., Class B (a)	1,000	12,360
Ooma, Inc. (a)	1,700	24,480
ORBCOMM, Inc. (a)	8,600	63,812
Spok Holdings, Inc.	1,100	12,243
Switch, Inc., Class A (c)	19,000	311,030
Verizon Communications, Inc.	7,100	417,125
Zix Corp. (a)	300	2,589

		953,610

Transportation & Logistics — 0.0%
CH Robinson Worldwide, Inc.	1	94
Covenant Transportation Group, Inc., Class A (a)	2,000	29,620
Genco Shipping & Trading Ltd.	100	736
Radiant Logistics, Inc. (a)	3,000	17,400
US Xpress Enterprises, Inc., Class A (a)	400	2,736

		50,586

Utilities — 0.3%
Alliant Energy Corp.	200	10,306
Ameren Corp. (b),(c)	3,336	260,408
American Electric Power Co., Inc. (b),(c)	4,219	351,316
American Water Works Co., Inc. (b),(c)	1,643	252,151
Atlantic Power Corp. (a)	5,700	11,970
CMS Energy Corp. (b),(c)	27,033	1,649,283
Consolidated Water Co. Ltd.	800	9,640
Duke Energy Corp. (b),(c)	7,736	708,308
Entergy Corp. (b),(c)	2,676	267,172
Evergy, Inc. (b),(c)	2,871	159,369
Eversource Energy (b),(c)	4,144	358,498
Evoqua Water Technologies Corp. (a)	1,400	37,772
Exelon Corp. (c)	49,800	2,102,556
FirstEnergy Corp. (b),(c)	61,612	1,885,943
IDACORP, Inc.	1,100	105,633
NextEra Energy Partners LP	300	20,115
NextEra Energy, Inc. (b),(c)	9,584	739,406
NiSource, Inc. (b),(c)	5,157	118,302
NorthWestern Corp.	200	11,662
OGE Energy Corp.	5,200	165,672
Otter Tail Corp.	200	8,522
PG&E Corp. (a),(b)	220,374	2,745,860
Pinnacle West Capital Corp. (b),(c)	1,412	112,890
Public Service Enterprise Group, Inc. (c)	2,800	163,240
Southern Co. (b)	4,417	271,336

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc. (b),(c)	3,184	$293,024
Xcel Energy, Inc. (b),(c)	3,293	219,544

		13,039,898

Waste & Environmental Services & Equipment — 0.0%
Heritage-Crystal Clean, Inc. (a)	700	14,749
Pentair PLC	500	26,545
US Ecology, Inc. (a)	600	21,798
Waste Management, Inc. (c)	15,300	1,804,329

		1,867,421

Total North America		1,313,509,605

Oceania — 0.0%
Health Care — 0.0%
Benitec Biopharma, Inc. (a)	900	2,700

Total Oceania		2,700

South America — 0.0%
Materials — 0.0%
Braskem SA, ADR (a)	100	901

Metals & Mining — 0.0%
Yamana Gold, Inc.	15,000	85,650

Oil, Gas & Coal — 0.0%
Geopark Ltd.	1,500	19,485

Software & Technology Services — 0.0%
Atento SA (a)	319	4,339

Total South America		110,375

TOTAL COMMON STOCK (COST $1,224,569,891)		1,350,385,922

PREFERRED STOCK — 0.1%
North America — 0.1%
Real Estate — 0.0%
EPR Properties (b)	98,450	2,303,058

Retail - Discretionary — 0.1%
Guitar Center, Inc. (a),(b),(d)	38,645	4,241,289

Total North America		6,544,347

TOTAL PREFERRED STOCK (COST $6,341,815)		6,544,347

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 6.3%
Europe — 0.1%
Banco Santander SA, Series 1, Class G, 10.00%, 09/25/26 (b),(e)	$5,886,741	$6,081,474

Total Europe		6,081,474

North America — 6.2%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 3.98%, 05/01/27 (b),(c),(f),(g)	2,000,000	1,990,862
AIG CLO Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 7.25%, 7.46%, 10/25/32 (b),(f),(g)	250,000	249,046
Alinea CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.10%, 3.32%, 07/20/31 (b),(c),(f),(g)	3,500,000	3,436,198
Allegro CLO Ltd., Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 3.21%, 10/21/28 (b),(c),(f),(g)	3,000,000	2,843,193
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 3 mo. USD LIBOR + 2.70%, 2.91%, 04/25/31 (b),(c),(f),(g)	750,000	725,643
Annisa CLO Ltd., Series 2016-2A, Class DR, 3.22%, 07/20/31 (b),(f),(g)	250,000	242,891
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 2.21%, 02/15/35 (b),(c),(f),(g)	1,792,000	1,751,814
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 7.58%, 10/15/32 (b),(f),(g)	250,000	247,548
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 3 mo. USD LIBOR + 3.00%, 3.22%, 07/22/30 (b),(f),(g)	300,000	292,959
Ares XXVII CLO Ltd., Series 2013-2A, Class CR, 3 mo. USD LIBOR + 2.40%, 2.62%, 07/28/29 (b),(f),(g)	250,000	248,836
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, 3 mo. USD LIBOR + 1.80%, 2.02%, 05/15/30 (b),(c),(f),(g)	750,000	727,428
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 4.23%, 07/16/29 (b),(c),(f),(g)	2,000,000	1,837,354
Avant Loans Funding Trust,
Series 2019-A, Class C, 4.65%, 04/15/26 (b),(c),(f)	3,403,000	3,378,352
Series 2019-B, Class C, 4.54%, 10/15/26 (b),(f)	637,000	643,211
Barings Clo Ltd., Series 2020-2A, Class E2, 3 mo. USD LIBOR + 7.90%, 8.12%, 10/15/33 (b),(c),(f),(g)	1,000,000	994,736
Benefit Street Partners CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.50%, 3.74%, 01/15/29 (b),(c),(f),(g)	3,500,000	3,359,580
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class C, 3 mo. USD LIBOR + 2.60%, 2.84%, 01/15/33 (b),(c),(f),(g)	1,000,000	1,001,912
Birch Grove CLO Ltd., Series 19A, Class D, 3 mo. USD LIBOR + 3.90%, 4.12%, 06/15/31 (b),(c),(f),(g)	1,500,000	1,496,654
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 4.16%, 04/24/29 (b),(c),(f),(g)	4,250,000	4,054,827
BlueMountain CLO Ltd., Series 2016-2A, Class C1R, 3 mo. USD LIBOR + 4.00%, 4.22%, 08/20/32 (b),(f),(g)	500,000	500,138
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 2.87%, 01/17/28 (b),(c),(f),(g)	4,000,000	3,777,360
California Street CLO LP, Series 2012-9A, Class D1R2, 3 mo. USD LIBOR + 3.70%, 3.93%, 07/16/32 (b),(c),(f),(g)	3,000,000	2,974,416
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.90%, 2.14%, 07/15/31 (b),(f),(g)	500,000	488,964

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class DR, 3 mo. USD LIBOR + 2.60%, 2.82%, 04/17/31 (b),(c),(f),(g)	$3,000,000	$2,630,490
Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 3.65%, 3.87%, 07/20/31 (b),(c),(f),(g)	2,000,000	1,878,512
CarVal CLO Ltd.,
Series 2019-1X, Class D, 4.37%, 04/20/32 (b),(e),(g)	500,000	499,695
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.70%, 3.92%, 07/20/32 (b),(c),(f),(g)	6,000,000	6,000,828
Carvana Auto Receivables Trust,
Series 2019-2A, Class E, 5.01%, 04/15/26 (b),(f),(h)	1,125,000	1,181,438
Series 2019-3A, Class E, 4.60%, 07/15/26 (b),(f),(h)	1,592,000	1,655,865
Series 2019-4A, Class E, 4.70%, 10/15/26 (b),(f),(h)	1,181,000	1,234,590
Series 2020-N1A, Class E, 5.20%, 07/15/27 (b),(c),(f)	5,312,000	5,534,371
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 3.02%, 01/27/28 (b),(c),(f),(g)	5,235,000	4,944,908
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 3.65%, 04/22/30 (b),(c),(f),(g)	3,100,000	2,970,680
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 3.02%, 04/22/27 (b),(c),(f),(g)	1,000,000	966,273
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 5.37%, 04/22/27 (b),(c),(f),(g)	2,500,000	2,261,965
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 4.07%, 01/18/29 (b),(c),(f),(g)	3,500,000	3,406,256
Cent CLO Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 3.42%, 07/27/30 (b),(c),(f),(g)	4,200,000	3,993,158
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 6.88%, 07/16/30 (b),(c),(f),(g)	3,000,000	2,769,012
Series 2014-2RA, Class B1, 3.01%, 04/24/30 (b),(f),(g)	250,000	244,482
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 3.16%, 10/25/27 (b),(c),(f),(g)	4,000,000	3,798,960
Series 2016-1A, Class D1R, 3 mo. USD LIBOR + 4.00%, 4.21%, 10/21/31 (b),(c),(f),(g)	1,000,000	999,951
Series 2019-4A, Class C, 3 mo. USD LIBOR + 3.50%, 3.74%, 07/15/32 (b),(c),(f),(g)	1,000,000	988,362
Colony American Finance Ltd., Series 2018-1, Class D, 4.92%, 06/15/51 (b),(c),(f)	708,000	753,379
CoreVest American Finance Trust,
Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (b),(f)	459,000	486,900
Series 2019-1, Class D, 4.82%, 03/15/52 (b),(f)	152,000	155,973
Series 2019-1, Class E, 5.49%, 03/15/52 (b),(f)	196,000	212,032
Series 2019-2, Class XA, 2.38%, 06/15/52 (b),(c),(f),(g),(i)	17,291,278	1,643,173
Series 2019-2, Class D, 4.22%, 06/15/52 (b),(f)	476,000	517,255
Series 2019-2, Class E, 5.22%, 06/15/52 (b),(c),(f),(g)	699,000	696,445
Series 2019-3, Class XA, 2.03%, 10/15/52 (b),(c),(f),(g),(i)	15,371,591	1,285,465
Series 2019-3, Class D, 3.76%, 10/15/52 (b),(f)	100,000	93,222
Series 2019-3, Class E, 4.74%, 10/15/52 (b),(f),(g)	124,000	132,835
Series 2020-1, Class E, 4.67%, 03/15/50 (b),(f),(g)	100,000	101,657

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-4, Class XB, 2.83%, 12/15/52 (b),(f),(g),(i)	$1,000,000	$155,000
Series 2020-4, Class XA, 3.87%, 12/15/52 (b),(f),(g),(i)	1,000,000	157,500
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 3.99%, 10/15/29 (b),(c),(f),(g)	3,800,000	3,574,166
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 3.99%, 01/15/27 (b),(c),(f),(g)	5,000,000	4,818,320
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 3.69%, 01/15/29 (b),(c),(f),(g)	4,000,000	3,545,708
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 4.96%, 10/26/27 (b),(c),(f),(g)	1,000,000	810,248
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 08/15/25 (b),(c)	3,250,000	3,347,338
Dryden 65 CLO Ltd., Series 2018-65A, Class D, 3.32%, 07/18/30 (b),(f),(g)	500,000	491,464
Dryden 80 CLO Ltd., Series 2019-80A, Class D1, 3 mo. USD LIBOR + 4.10%, 4.32%, 01/17/33 (b),(f),(g)	250,000	250,002
Dryden CLO Ltd., Series 2019-75A, Class DR, 3 mo. USD LIBOR + 3.55%, 3.79%, 07/15/30 (b),(c),(f),(g)	4,750,000	4,749,026
DT Auto Owner Trust,
Series 2019-2A, Class E, 4.46%, 05/15/26 (b),(f),(h)	1,775,000	1,828,749
Series 2019-4A, Class E, 3.93%, 10/15/26 (b),(f),(h)	925,000	945,816
Series 2020-1A, Class E, 3.48%, 02/16/27 (b),(f),(h)	1,595,000	1,611,137
Elm CLO Ltd., Series 2014-1A, Class BRR, 3 mo. USD LIBOR + 1.75%, 1.97%, 01/17/29 (b),(f),(g)	500,000	501,174
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 3.42%, 05/28/28 (b),(c),(f),(g)	5,000,000	4,502,050
Fort Washington CLO,
Series 2019-1A, Class D1, 3 mo. USD LIBOR + 3.90%, 4.12%, 10/20/32 (b),(c),(f),(g)	1,000,000	997,733
Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.25%, 7.47%, 10/20/32 (b),(f),(g)	500,000	491,232
Gallatin Loan Management,
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.25%, 3.49%, 07/15/27 (b),(c),(f),(g)	7,500,000	7,134,952
Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 3.31%, 01/21/28 (b),(c),(f),(g)	4,500,000	4,392,144
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 4.11%, 09/21/29 (b),(c),(f),(g)	4,000,000	3,920,764
Genesis Private Label Amortizing Trust, Series 2020-1, Class C, 4.19%, 07/20/30 (b),(f)	251,000	252,772
GLS Auto Receivables Issuer Trust,
Series 2019-2A, Class D, 4.52%, 02/17/26 (b),(c),(f)	1,510,000	1,566,068
Series 2019-3A, Class D, 3.84%, 05/15/26 (b),(c),(f)	1,457,000	1,500,931
Series 2019-4A, Class D, 4.09%, 08/17/26 (b),(c),(f)	900,000	923,757
Series 2020-1A, Class D, 3.68%, 11/16/26 (b),(c),(f)	1,790,000	1,818,466
Series 2020-2A, Class C, 4.57%, 04/15/26 (b),(c),(f)	778,000	832,082
Greywolf CLO III Ltd., Series 2020-3RA, Class CR, 3 mo. USD LIBOR + 3.35%, 3.57%, 04/15/33 (b),(c),(f),(g)	5,000,000	4,843,655
Halsey Point CLO Ltd., Series 2020-3A, Class D1, 3 mo. USD LIBOR + 4.25%, 4.43%, 11/30/32 (b),(c),(f),(g)	1,000,000	1,000,160

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 3.58%, 07/18/31 (b),(c),(f),(g)	$4,036,721	$3,361,353
Highbridge Loan Management Ltd.,
Series 4A-2014, Class BR, 3 mo. USD LIBOR + 1.85%, 2.07%, 01/28/30 (b),(f),(g)	500,000	486,990
Series 7A-2015, Class DR, 3 mo. USD LIBOR + 2.40%, 2.62%, 03/15/27 (b),(c),(f),(g)	1,000,000	913,084
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 3.26%, 07/29/28 (b),(c),(f),(g)	1,000,000	954,270
Jamestown CLO Ltd.,
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 2.81%, 07/25/27 (b),(c),(f),(g)	1,500,000	1,475,438
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 3.48%, 07/14/31 (b),(c),(f),(g)	2,000,000	1,954,352
Jamestown CLO XV Ltd., Series 2020-15A, Class D, 3 mo. USD LIBOR + 3.65%, 3.89%, 04/15/33 (b),(c),(f),(g)	5,000,000	5,010,815
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 2.82%, 01/17/28 (b),(c),(f),(g)	5,310,000	4,954,262
Kayne CLO II Ltd., Series 2018-2A, Class E, 6.34%, 10/15/31 (b),(f),(g)	416,667	397,070
KVK CLO Ltd.,
3.18%, 01/14/28 (b),(c),(f),(g)	4,690,000	4,563,877
Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.40%, 4.64%, 01/15/29 (b),(c),(f),(g)	5,000,000	5,000,940
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + 0.16%, 0.31%, 11/25/36 (b),(c),(g)	2,664,317	1,154,656
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + 0.26%, 0.67%, 05/25/36 (b),(c),(g)	7,990,676	3,543,777
Madison Park Funding Ltd.,
Series 2012-10A, Class DR2, 3 mo. USD LIBOR + 3.25%, 3.47%, 01/20/29 (b),(c),(f),(g)	1,000,000	999,989
Series 2013-11A, Class DR, 3 mo. USD LIBOR + 3.25%, 3.46%, 07/23/29 (b),(c),(f),(g)	3,400,000	3,299,785
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 3.22%, 07/27/30 (b),(c),(f),(g)	2,000,000	1,944,246
Mariner CLO LLC, Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 2.85%, 3.07%, 04/20/29 (b),(c),(f),(g)	6,000,000	5,849,856
MidOcean Credit CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.75%, 3.97%, 01/20/29 (b),(c),(f),(g)	4,000,000	3,905,544
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 4.12%, 07/15/29 (b),(c),(f),(g)	5,500,000	5,313,726
Morgan Stanley ABS Capital I, Inc.,
Series 2007-HE3, Class A2C, 1 mo. USD LIBOR + 0.15%, 0.30%, 12/25/36 (b),(c),(g)	576,842	368,929
Series 2007-HE3, Class A2D, 1 mo. USD LIBOR + 0.25%, 0.40%, 12/25/36 (b),(c),(g)	700,987	457,901
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 3.83%, 10/16/29 (b),(c),(f),(g)	3,000,000	2,843,349
Mountain View CLO Ltd.,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 2.82%, 10/13/27 (b),(c),(f),(g)	$2,500,000	$2,339,728
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 3.36%, 07/15/31 (b),(c),(f),(g)	5,000,000	4,533,070
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.05%, 4.29%, 04/15/29 (b),(c),(f),(g)	5,000,000	4,896,070
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 3 mo. USD LIBOR + 2.85%, 3.07%, 04/20/30 (b),(c),(f),(g)	750,000	744,004
New Residential Mortgage LLC, Series 2018-FNT1, Class D, 4.69%, 05/25/23 (b),(c),(f)	523,209	520,102
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + 0.45%, 0.66%, 05/21/42 (b),(f),(g)	364,715	160,086
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 3.37%, 06/15/31 (b),(c),(f),(g)	3,000,000	2,686,833
Oaktree CLO Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 5.42%, 10/20/27 (b),(c),(f),(g)	2,500,000	2,268,750
Ocean Trails CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.65%, 3.89%, 07/15/28 (b),(c),(f),(g)	5,000,000	4,957,395
Octagon Investment Partners Ltd., Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 4.24%, 07/15/29 (b),(c),(f),(g)	3,500,000	3,472,966
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, 3 mo. USD LIBOR + 7.15%, 7.36%, 01/21/30 (b),(f),(g)	250,000	247,487
OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.95%, 2.17%, 01/20/33 (b),(f),(g)	250,000	245,880
OneMain Financial Issuance Trust,
Series 2017-1A, Class D, 4.52%, 09/14/32 (b),(c),(f)	4,500,000	4,515,331
Series 2017-1A SEQ, Class A1, 2.37%, 09/14/32 (b),(c),(f)	939,231	939,435
Series 2019-1A, Class E, 5.69%, 02/14/31 (b),(c),(f)	5,000,000	5,203,450
OZLM Funding Ltd., Series 2013-4A, Class BR, 3 mo. USD LIBOR + 2.20%, 2.42%, 10/22/30 (b),(c),(f),(g)	3,000,000	2,930,376
OZLM Ltd.,
Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 3.35%, 04/17/31 (b),(c),(f),(g)	2,000,000	1,885,024
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 5.61%, 04/30/27 (b),(c),(f),(g)	8,833,000	7,648,053
Palmer Square CLO Ltd., Series 2018-2A, Class B, 2.13%, 07/16/31 (b),(f),(g)	250,000	245,140
Parallel Ltd.,
Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.32%, 07/20/29 (b),(c),(f),(g)	3,000,000	2,843,712
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.20%, 4.42%, 07/20/32 (b),(c),(f),(g)	1,000,000	1,000,194
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.94%, 07/20/32 (b),(c),(f),(g)	1,333,000	1,298,343
Series 2020-1A, Class C1, 3 mo. USD LIBOR + 4.10%, 4.26%, 07/20/31 (b),(c),(f),(g)	1,000,000	997,285
Perimeter Master Note Business Trust,
Series 2019-1A, Class C, 8.06%, 12/15/22 (b),(f)	251,000	252,239
Series 2019-2A, Class B, 5.21%, 05/15/24 (b),(f),(h)	921,000	933,426
Series 2019-2A, Class C, 7.06%, 05/15/24 (b),(f)	251,000	253,341

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Regatta Funding LP, Series 2013-2A, Class CR2, 3 mo. USD LIBOR + 3.70%, 3.94%, 01/15/29 (b),(c),(f),(g)	$6,500,000	$6,344,702
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.85%, 3.07%, 07/17/31 (b),(f),(g)	490,000	473,276
Regatta XV Funding Ltd., Series 2018-4A, Class C, 3.51%, 10/25/31 (b),(f),(g)	500,000	499,970
Rockford Tower CLO Ltd.,
Series 2017-2A, Class DR, 3 mo. USD LIBOR + 2.85%, 3.09%, 10/15/29 (b),(c),(f),(g)	3,750,000	3,715,871
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.50%, 3.72%, 08/20/32 (b),(c),(f),(g)	750,000	743,744
Romark CLO III Ltd., Series 2019-3A, Class C, 3 mo. USD LIBOR + 3.90%, 4.14%, 07/15/32 (b),(f),(g)	500,000	500,106
RR Ltd., Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.00%, 3.24%, 10/15/29 (b),(c),(f),(g)	750,000	749,993
Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.63%, 09/16/24 (b),(c),(f)	1,627,000	1,664,704
TICP CLO Ltd., Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 3.25%, 04/26/28 (b),(c),(f),(g)	4,650,000	4,344,332
TICP CLO V Ltd., Series 2016-5A, Class DR, 3.37%, 07/17/31 (b),(c),(f),(g)	750,000	748,491
TICP CLO VI Ltd., Series 2016-6A, Class BR, 3 mo. USD LIBOR + 1.70%, 1.94%, 01/15/29 (b),(f),(g)	500,000	498,858
Tralee CLO Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 3.42%, 10/20/28 (b),(c),(f),(g)	4,500,000	4,386,154
Trimaran CAVU Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.72%, 4.94%, 11/26/32 (b),(c),(f),(g)	2,000,000	1,993,628
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 4.22%, 08/28/29 (b),(c),(f),(g)	4,000,000	3,500,448
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 2.75%, 01/15/28 (b),(c),(f),(g)	4,000,000	3,444,220
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.34%, 10/15/29 (b),(c),(f),(g)	1,000,000	873,029
Series 2019-37A, Class D, 3 mo. USD LIBOR + 3.90%, 4.14%, 07/15/32 (b),(c),(f),(g)	3,000,000	2,935,797
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 3.07%, 01/20/31 (b),(c),(f),(g)	6,300,000	5,763,246
VOLT LXXXV LLC, Series 2020-NPL1 SEQ, Class A1A, 3.23%, 01/25/50 (b),(c),(f)	1,345,665	1,347,444
Voya CLO Ltd.,
Series 2016-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 4.22%, 07/19/28 (b),(f),(g)	250,000	247,529
Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 3.94%, 06/07/30 (b),(c),(f),(g)	4,000,000	3,999,668
Wellfleet CLO Ltd., Series 2017-3A, Class A2, 1.72%, 01/17/31 (b),(c),(f),(g)	1,000,000	985,847
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 3.22%, 04/17/27 (b),(c),(f),(g)	1,250,000	1,200,458
Zais CLO Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 4.22%, 01/20/32 (b),(c),(f),(g)	5,500,000	4,657,020

Total North America		324,654,932

TOTAL ASSET-BACKED SECURITIES (COST $340,075,192)		330,736,406

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings Inc, 5.75%, 10/01/25 (b),(c)	$3,418,000		$3,242,999

Total North America			3,242,999

TOTAL CONVERTIBLE BONDS (COST $3,418,000)			3,242,999

BANK DEBT — 5.6%
Europe — 0.2%
Cable & Satellite — 0.0%
Altice Financing SA, 2017 USD Term Loan B, 1 mo. LIBOR + 2.75%, 2.98%, 07/15/25 (b),(g)	827,176		808,118

Chemicals — 0.1%
Alpha 3 B.V., 2017 Term Loan B1, 3 mo. LIBOR + 3.00%, 4.00%, 01/31/24 (b),(g)	204,989		204,093
Composite Resins Holding B.V., 2018 Term Loan B, 3 mo. LIBOR + 4.25%, 5.25%, 08/01/25 (b),(d),(g)	862,298		864,454
Starfruit Finco B.V, 2018 USD Term Loan B, 1 mo. LIBOR + 3.00%, 3.13%, 10/01/25 (b),(g)	923,015		912,243

			1,980,790

Consumer Discretionary Products — 0.0%
Amer Sports Oyj, EUR Term Loan B, 0.00%, 03/30/26 (b),(j)	106,321	EUR	123,572

Consumer Discretionary Services — 0.1%
McLaren Racing Limited GBP Term Loan ,12.000%, 12/31/35 (b),(d)	1,714,616	GBP	2,344,739

Entertainment Contents — 0.0%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 1 mo. LIBOR + 2.50%, 3.50%, 02/01/24 (b),(g)	385,517		380,837

Health Care Facilities & Services — 0.0%
LGC Limited, Term Loan, 1 mo. LIBOR + 3.50%, 3.65%, 04/21/27 (b),(d)	149,251		146,266

Media — 0.0%
Adevinta ASA, USD Term Loan B, 0.00%, 10/13/27 (b),(j)	175,806		175,532

Medical Equipment & Devices Manufacturing — 0.0%
Auris Luxembourg III S.a.r.l., 2019 USD Term Loan B2, 1 mo. LIBOR + 3.75%, 3.90%, 02/27/26 (b),(d)	227,460		218,930
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.48%, 06/30/25 (b),(g)	345,069		339,721

			558,651

Oil, Gas & Coal — 0.0%
Endeavour International Holding B.V., Term Loan A1, 0.00%, 01/02/22 (b),(d),(j)	1,112,282		22,468

Property & Casualty Insurance — 0.0%
Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1 mo. LIBOR + 3.50%, 4.50%, 12/20/24 (b),(g)	258,732		257,725

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Refining & Marketing — 0.0%
EG America LLC, 2018 USD Term Loan, 3 mo. LIBOR + 4.00%, 4.23%, 02/07/25 (b),(g)	$1,455,651	$1,436,553

Software & Services — 0.0%
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 11/21/24 (b),(g)	494,806	493,039
Travelport Finance (Luxembourg) S.A.R.L., 2020 Super Priority Term Loan, 8.00%, 02/28/25 (b),(g),(j)	880,792	867,167

		1,360,206

Wireless Telecommunications Services — 0.0%
Altice France S.A., 2018 Term Loan B13, 3 mo. LIBOR + 4.00%, 4.22%, 08/14/26 (b),(g)	1,368,401	1,360,423

Total Europe		10,955,880

North America — 5.2%
Advertising & Marketing — 0.0%
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.25%, 4.38%, 12/17/26 (b),(g)	733,696	733,468

Aerospace & Defense — 0.0%
Dynasty Acquisition Co., Inc.,
2020 CAD Term Loan B2, 3.63%, 04/06/26 (b),(g),(j)	925,994	879,694
2020 Term Loan B1, 3.63%, 04/06/26 (b),(g),(j)	1,003,564	953,386

		1,833,080

Airlines — 0.0%
American Airlines, Inc.,
2017 1st Lien Term Loan, 1 mo. LIBOR + 1.75%, 1.89%, 01/29/27 (b),(g)	413,310	353,381
2018 Term Loan B, 1 mo. LIBOR + 1.75%, 1.97%, 06/27/25 (b),(g)	1,320,423	1,085,717

		1,439,098

Auto Parts Manufacturing — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.50%, 3.72%, 04/30/26 (b),(g)	1,166,488	1,160,410

Cable & Satellite — 0.1%
Radiate Holdco, LLC, 2020 Term Loan, 1 mo. LIBOR + 3.50%, 4.25%, 09/25/26 (b),(g)	658,111	658,421
UPC Broadband Holding B.V.,
2020 USD Term Loan B1, 2 mo. LIBOR + 3.50%, 3.63%, 01/31/29 (b),(g)	425,000	425,212
2020 USD Term Loan B2, 2 mo. LIBOR + 3.50%, 3.63%, 01/31/29 (b),(g)	425,000	425,213
WideOpenWest Finance LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 08/18/23 (b),(g)	1,327,501	1,320,491

		2,829,337

Casinos & Gaming — 0.0%
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, 10/04/23 (b),(g),(j)	97,956	94,359
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.75%, 2.88%, 08/14/24 (b),(g)	523,593	510,634

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo. LIBOR + 3.50%, 3.72%, 07/10/25 (b),(g)	$168,991	$169,508

		774,501

Chemicals — 0.0%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, 3 mo. LIBOR + 5.25%, 6.25%, 08/27/26 (b),(d),(g)	1,050,334	1,052,960
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 4.50%, 02/12/25 (b),(g)	692,352	690,912

		1,743,872

Commercial Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. LIBOR + 3.50%, 3.65%, 02/01/27 (b)	178,461	177,792
Garda World Security Corporation, 2019 1st Lien Term Loan B, 1 mo. LIBOR + 4.75%, 4.99%, 10/30/26 (b)	644,626	644,626
Sunshine Luxembourg VII SARL, USD Term Loan B1, 3 mo. LIBOR + 4.00%, 5.25%, 10/01/26 (b),(g)	1,420,858	1,423,529

		2,245,947

Communications Equipment — 0.1%
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.25%, 3.49%, 04/06/26 (b),(g)	636,373	630,805
Delta TopCo, Inc., 2020 Term Loan B, 6 mo. LIBOR + 3.75%, 4.50%, 12/01/27 (b),(g)	1,194,889	1,193,647
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 4.73%, 11/30/25 (b),(g)	138,546	124,951

		1,949,403

Construction Materials Manufacturing — 0.0%
Forterra Finance, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.00%, 4.00%, 10/25/23 (b),(g)	336,036	336,107

Consumer Discretionary Services — 0.1%
GT Polaris, Inc., Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 09/24/27 (b)	370,322	371,340
Infinity Bidco US LLC Fixed Term Loan ,9.500%, 12/23/22 (b),(d)	5,715,388	5,658,234
Zaxby’s Operating Company LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 4.50%, 12/10/27 (b),(d)	417,354	417,354

		6,446,928

Consumer Finance — 0.1%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 2.97%, 05/15/26 (b),(d),(g)	718,576	689,833
Ocwen Loan Servicing, LLC 2016 Term Loan B ,7.000%, 05/16/22 (b),(g)	3,788,203	3,759,791

		4,449,624

Consumer Services — 0.3%
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.25%, 4.38%, 07/10/26 (b),(g)	815,100	810,853
Cambium Learning Group, Inc., Term Loan B, 3 mo. LIBOR + 4.50%, 4.74%, 12/18/25 (b),(g)	2,022,640	2,007,976
Cast and Crew Payroll, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.88%, 02/09/26 (b),(g)	1,114,089	1,083,796

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CHG Healthcare Services Inc., 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.00%, 4.00%, 06/07/23 (b),(g)	$507,246	$503,523
Conservice Midco, LLC, 2020 Term Loan B, 3 mo. LIBOR + 4.25%, 4.38%, 05/13/27 (b),(g)	342,974	342,974
Guidehouse LLP, 2018 Term Loan, 1 mo. LIBOR + 4.50%, 4.64%, 05/01/25 (b),(g)	259,852	259,418
LegalZoom.com, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 4.71%, 11/21/24 (b),(d),(g)	1,715,129	1,715,129
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 3.97%, 05/23/25 (b),(d),(g)	136,606	134,899
Prime Security Services Borrower, LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.25%, 4.25%, 09/23/26 (b),(g)	1,703,185	1,707,443
TKC Holdings, Inc. 2017 1st Lien Term Loan ,4.750%, 02/01/23 (b),(g)	4,209,686	4,124,608
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 08/25/24 (b),(g)	610,775	609,438

		13,300,057

Containers & Packaging — 0.1%
Berlin Packaging LLC,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.16%, 11/07/25 (b),(g)	295,226	290,024
2018 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 3.26%, 11/07/25 (b),(g)	1,728	1,698
Flex Acquisition Company, Inc.,
1st Lien Term Loan, 4.00%, 12/29/23 (b),(g)	1,670,364	1,659,407
2018 Incremental Term Loan, 3 mo. LIBOR + 3.00%, 3.50%, 06/29/25 (b),(g)	359,401	354,639
Fort Dearborn Company 2016 2nd Lien Term Loan ,9.500%, 10/21/24 (b),(g)	2,510,497	2,479,115
Proampac PG Borrower LLC,
2016 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 11/20/23 (b),(d),(g)	53,991	53,856
2020 Term Loan, 5.00%, 11/03/25 (b),(d),(g),(j)	114,491	114,134
TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 11/30/23 (b),(g)	173,279	171,936
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.00%, 4.25%, 10/17/24 (b),(g)	982,288	967,769

		6,092,578

Educational Services — 0.0%
KUEHG Corp., 2018 Incremental Term Loan, 3 mo. LIBOR + 3.75%, 4.75%, 02/21/25 (b),(g)	837,789	792,130
Learning Care Group, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 03/13/25 (b),(g)	197,964	186,912
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 4.47%, 07/30/25 (b),(g)	886,625	842,293

		1,821,335

Electrical Equipment Manufacturing — 0.0%
Brookfield WEC Holdings Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.75%, 08/01/25 (b),(g)	991,664	988,124
Vertiv Group Corporation, Term Loan B, 1 mo. LIBOR + 3.00%, 3.14%, 03/02/27 (b),(g)	202,969	201,542

		1,189,666

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entertainment Contents — 0.0%
Diamond Sports Group, LLC, Term Loan, 1 mo. LIBOR + 3.25%, 3.38%, 08/24/26 (b),(g)	$1,030,330	$907,762
Univision Communications Inc., 2020 Replacement Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 03/15/26 (b),(g)	876,594	876,226

		1,783,988

Entertainment Resources — 0.4%
Alterra Mountain Company, 2020 Term Loan B, 1 mo. LIBOR + 4.50%, 5.50%, 08/01/26 (b),(d),(g)	426,445	428,044
Cinemark USA, Inc., 2018 Term Loan B, 2.00%, 03/31/25 (b),(g),(j)	148,685	136,464
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 4.00%, 03/08/24 (b),(g)	6,254,088	5,583,525
2017 2nd Lien Term Loan, 8.00%, 09/06/24 (b),(g),(j)	1,534,336	1,017,587
Life Time Fitness Inc 2017 Term Loan B ,3.750%, 06/10/22 (b),(g)	10,256,829	9,954,252
Six Flags Theme Parks, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 1.88%, 04/17/26 (b),(g)	313,446	305,707
SMG US Midco 2, Inc., 2020 Term Loan, 2.63%, 01/23/25 (b),(g),(j)	229,112	215,175
UFC Holdings, LLC, 2019 Term Loan, 6 mo. LIBOR + 3.25%, 4.25%, 04/29/26 (b),(g)	388,974	387,333
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.97%, 05/18/25 (b),(g)	1,482,469	1,361,396

		19,389,483

Entertainment Resources — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 3.98%, 09/05/25 (b),(g)	4,351,189	4,008,533

Exploration & Production — 0.0%
Par Pacific Holdings, Inc.,
Term Loan B, 3 mo. LIBOR + 6.75%, 6.97%, 01/12/26 (b),(g)	1,026,850	969,090
Term Loan B, 3 mo. LIBOR + 6.75%, 6.98%, 01/12/26 (b),(g)	787,257	742,974

		1,712,064

Financial Services — 0.2%
Advisor Group, Inc., 2019 Term Loan B, 1 mo. LIBOR + 5.00%, 5.14%, 07/31/26 (b),(g)	367,518	363,538
AqGen Ascensus, Inc., 2020 Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 12/13/26 (b),(g)	475,658	476,371
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 04/09/27 (b),(g)	1,911,385	1,911,691
GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 5.23%, 04/16/25 (b),(d),(g)	95,339	93,432
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 05/23/25 (b),(g)	2,064,147	2,057,439
LDiscovery, LLC, Term Loan, 3 mo. LIBOR + 5.88%, 6.88%, 12/09/22 (b),(d),(g)	216,577	214,952
Minotaur Acquisition, Inc., Term Loan B, 1 mo. LIBOR + 5.00%, 5.25%, 03/27/26 (b),(g)	1,962,378	1,921,502
NFP Corp., 2020 Term Loan, 1 mo. LIBOR + 3.25%, 3.38%, 02/15/27 (b),(g)	827,333	808,867
Quidditch Acquisition, Inc., 2018 Term Loan B, 3 mo. LIBOR + 7.00%, 8.00%, 03/21/25 (b),(g)	197,964	184,602

		8,032,394

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Food & Beverage — 0.0%
Arterra Wines Canada, Inc., 2020 Term Loan, 3 mo. LIBOR + 3.50%, 4.25%, 11/24/27 (b),(d),(g)	$161,601	$162,309
Chobani, LLC, 2020 Term Loan B, 1 mo. LIBOR + 3.50%, 4.50%, 10/20/27 (b),(g)	1,073,529	1,069,771
Dole Food Company Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 04/06/24 (b),(g)	292,000	291,270

		1,523,350

Forest & Paper Products — 0.0%
Vertical Midco GmbH, USD Term Loan B, 6 mo. LIBOR + 4.25%, 4.57%, 07/30/27 (b)	757,709	760,277

Gaming, Lodging & Restaurants — 0.0%
K-Mac Holdings Corp,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.15%, 03/14/25 (b)	620,170	609,429
2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.75%, 6.90%, 03/16/26 (b)	163,739	159,646
Tacala, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 4.50%, 02/05/27 (b)	538,408	533,136

		1,302,211

Hardware — 0.0%
Cardtronics USA, Inc., Term Loan B, 1 mo. LIBOR + 4.00%, 5.00%, 06/29/27 (b),(g)	629,841	628,790
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 12/02/24 (b),(g)	274,889	272,024

		900,814

Health Care Facilities & Services — 0.8%
American Renal Holdings Inc., 2017 Term Loan B, 1 mo. LIBOR + 5.00%, 5.13%, 06/21/24 (b),(g)	115,043	114,673
CDRH Parent, Inc. New 1st Lien Term Loan ,5.250%, 07/01/21 (b),(g)	582,156	466,091
Change Healthcare Holdings LLC 2017 Term Loan B ,3.500%, 03/01/24 (b),(g)	683,077	679,320
Comet Acquisition, Inc., Term Loan, 3 mo. LIBOR + 3.25%, 3.48%, 10/24/25 (b),(d),(g)	111,175	108,952
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.97%, 10/10/25 (b),(g)	3,491,020	2,901,491
eResearchTechnology, Inc., 2020 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 5.50%, 02/04/27 (b),(g)	222,367	219,866
ExamWorks Group, Inc., 2017 Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 07/27/23 (b)	997,212	995,138
GHX Ultimate Parent Corporation, 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 06/28/24 (b),(g)	751,190	736,789
Global Medical Response, Inc.,
2017 Term Loan B2, 3 mo. LIBOR + 4.25%, 5.25%, 03/14/25 (b),(g)	1,756,594	1,737,149
2020 Term Loan B, 5.75%, 10/02/25 (b),(g),(j)	195,939	194,307
Jaguar Holding Company II, 2018 Term Loan, 1 mo. LIBOR + 2.50%, 3.50%, 08/18/22 (b),(g)	972,000	971,154
Milano Acquisition Corp, Term Loan B, 3 mo. LIBOR + 4.00%, 4.75%, 10/01/27 (b),(g)	395,737	395,076
New Millennium HoldCo, Inc. 2020 Term Loan ,6.500%, 05/01/25 (b),(d)	2,310,255	2,298,704
NMSC Holdings, Inc., 1st Lien Term Loan, 6 mo. LIBOR + 5.00%, 6.00%, 04/19/23 (b),(d),(g)	633,254	611,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Onex TSG Intermediate Corp., 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 07/31/22 (b),(g)	$686,082	$674,508
Pathway Vet Alliance LLC, 2020 Delayed Draw Term Loan, 1 mo. LIBOR + 4.00%, 4.15%, 03/31/27 (b),(g)	33,858	33,807
2020 Delayed Draw Term Loan, 3 mo. LIBOR + 4.00%, 4.15%, 03/31/27 (b),(g)	14,081	14,060
2020 Term Loan, 1 mo. LIBOR + 4.00%, 4.13%, 03/31/27 (b),(g)	586,906	586,025
Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.97%, 02/14/25 (b),(g)	1,196,964	1,168,536
Phoenix Guarantor Inc, 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 3.39%, 03/05/26 (b),(g)	975,199	968,295
Pluto Acquisition I, Inc., 2020 Incremental Term Loan B, 5.50%, 06/22/26 (b),(d),(g),(j)	169,392	169,392
Quorum Health Corporation 2020 Term Loan ,9.250%, 04/29/25 (b),(g)	10,525,165	10,275,193
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.88%, 11/16/25 (b),(g)	482,903	481,034
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 09/03/24 (b),(g)	2,004,924	1,967,893
Team Health Holdings, Inc. 1st Lien Term Loan ,3.750%, 02/06/24 (b),(g)	15,104,540	13,413,436
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 6 mo. LIBOR + 3.00%, 4.00%, 06/23/24 (b),(g)	1,343,681	1,311,137
Unified Physician Management, LLC, 2020 Term Loan, 5.00%, 12/16/27 (b),(d),(g),(j)	311,790	309,452

		43,802,568

Home Improvement — 0.1%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 12/13/23 (b),(d),(g)	582,755	578,384
2020 Incremental Term Loan, 6.25%, 12/13/23 (b),(g)	111,247	111,247
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. LIBOR + 5.25%, 6.75%, 08/01/24 (b),(g)	2,678,278	2,642,228
Cornerstone Building Brands, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 3.98%, 04/12/25 (b),(d),(g)	760,865	758,963
CP Atlas Buyer, Inc.,
2020 Delayed Draw Term Loan B2, 3 mo. LIBOR + 4.50%, 5.25%, 11/23/27 (b),(g)	164,935	165,141
2020 Term Loan B1, 3 mo. LIBOR + 4.50%, 5.25%, 11/23/27 (b),(g)	494,804	495,423
MI Windows and Doors, LLC, 2020 Term Loan, 1 mo. LIBOR + 3.75%, 4.50%, 12/15/27 (b),(d),(g)	344,608	345,038
Tamko Building Products, Inc, Term Loan B, 1 mo. LIBOR + 3.25%, 3.48%, 06/01/26 (b),(d),(g)	642,122	638,912

		5,735,336

Industrial Other — 0.2%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.250%, 06/21/24 (b),(g)	1,035,897	1,008,114
Core & Main LP, 2017 Term Loan B, 3 mo. LIBOR + 2.75%, 4.00%, 08/01/24 (b),(g)	472,690	469,935
DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.75%, 02/03/25 (b),(g)	184,812	182,502
QualTek USA, LLC 2018 1st Lien Term Loan ,7.250%, 07/18/25 (b),(g)	10,340,744	9,685,864

		11,346,415

Industrial Services — 0.0%
GFL Environmental Inc., 2020 Term Loan, 0.00%, 05/30/25 (b),(j)	416,818	417,164

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tutor Perini Corporation, Term Loan B, 3 mo. LIBOR + 4.75%, 5.75%, 08/13/27 (b),(d)	$868,748	$870,920

		1,288,084

Insurance — 0.0%
Ryan Specialty Group, LLC, Term Loan, 1 mo. LIBOR + 3.25%, 4.00%, 09/01/27 (b),(d)	252,335	251,389

Internet Media — 0.1%
MH Sub I, LLC, 2020 Incremental Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 09/13/24 (b),(g)	837,895	834,543
Micro Holding Corp., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.99%, 09/13/24 (b),(g)	392,893	387,149
Shutterfly, Inc., 2019 Term Loan B, 3 mo. LIBOR + 6.00%, 7.00%, 09/25/26 (b),(g)	349,285	346,792
Web.com Group, Inc.,
2018 2nd Lien Term Loan, 1 mo. LIBOR + 7.75%, 7.97%, 10/09/26 (b),(g)	91,336	86,922
2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.97%, 10/10/25 (b),(g)	1,784,598	1,757,079

		3,412,485

Machinery — 0.0%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 6 mo. LIBOR + 3.00%, 3.23%, 10/31/25 (b),(d)	83,577	78,353

Machinery Manufacturing — 0.2%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 07/19/24 (b),(g)	266,216	265,135
USD 2nd Lien Term Loan, 8.25%, 07/18/25 (b),(g)	8,435,663	8,421,576
Titan Acquisition Limited, 2018 Term Loan B, 6 mo. LIBOR + 3.00%, 3.24%, 03/28/25 (b),(g)	972,498	946,308
Wash Multifamily Acquisition Inc., Canadian 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.25%, 05/14/22 (b),(d),(g)	51,674	51,190
WASH Multifamily Laundry Systems, LLC, 2015 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.25%, 05/14/22 (b),(d),(g)	346,801	343,551

		10,027,760

Manufactured Goods — 0.1%
Hillman Group Inc. (The), 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 4.23%, 05/31/25 (b),(g)	1,092,557	1,086,580
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.73%, 09/06/25 (b),(g)	1,018,315	987,042
Tecomet Inc., 2017 Repriced Term Loan, 3 mo. LIBOR + 3.50%, 4.25%, 05/01/24 (b),(d),(g)	381,783	374,625
WireCo WorldGroup, Inc. 1st Lien Term Loan ,6.000%, 09/30/23 (b),(g)	4,768,247	4,523,875

		6,972,122

Materials — 0.0%
Charter NEX US, Inc., 2020 Term Loan, 1 mo. LIBOR + 4.25%, 5.00%, 12/01/27 (b)	991,115	995,080
Graham Packaging Company Inc., Term Loan, 1 mo. LIBOR + 3.75%, 4.50%, 08/04/27 (b)	356,087	356,934

		1,352,014

Media — 0.0%
Nielsen Finance LLC, 2020 USD Term Loan B5, 1 mo. LIBOR + 3.75%, 4.75%, 06/04/25 (b)	164,052	164,838

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Medical Equipment & Devices Manufacturing — 0.0%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 08/30/24 (b),(g)	$159,945	$160,212
Medical Equipment & Devices Manufacturing — 0.0%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 08/30/24 (b),(g)	159,945	160,212
Athenahealth, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.50%, 4.71%, 02/11/26 (b),(g)	991,091	988,365
CPI Holdco, LLC, 2019 Term Loan, 1 mo. LIBOR + 4.25%, 4.39%, 11/04/26 (b),(d),(g)	171,044	171,044
CPI International Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 4.50%, 07/26/24 (b),(g)	181,356	178,259
Sotera Health Holdings, LLC, 2019 Term Loan, 3 mo. LIBOR + 4.50%, 5.50%, 12/11/26 (b),(g)	357,131	358,174

		1,856,054

Pharmaceuticals — 0.2%
Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.74%, 09/26/24 (b),(g)	1,752,695	1,734,677
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 3.65%, 05/04/25 (b),(g)	487,675	474,367
Arbor Pharmaceuticals, Inc., Term Loan B, 6 mo. LIBOR + 5.00%, 6.00%, 07/05/23 (b),(d),(g)	670,993	644,154
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, 3 mo. LIBOR + 4.25%, 5.00%, 04/29/24 (b),(g)	562,352	552,510
Mallinckrodt International Finance S.A.,
2018 Term Loan B, 3.75%, 02/24/25 (b),(g),(j),(k)	828,574	777,136
Revolver, 3.00%, 02/28/22 (b),(g),(j),(k)	2,460,609	2,360,438
USD Term Loan B, 3.50%, 09/24/24 (b),(g),(j),(k)	5,526,863	5,190,442

		11,733,724

Pipeline — 0.0%
Lower Cadence Holdings LLC, Term Loan B, 1 mo. LIBOR + 4.00%, 4.20%, 05/22/26 (b),(g)	939,106	915,046

Property & Casualty Insurance — 0.2%
Alliant Holdings Intermediate, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.38%, 05/09/25 (b),(g)	383,532	377,138
AmWINS Group, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 01/25/24 (b),(g)	644,579	643,258
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 1 mo. LIBOR + 4.50%, 5.50%, 02/12/27 (b),(g)	322,111	322,314
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.50%, 3.63%, 02/12/27 (b),(g)	841,533	828,119
Asurion LLC,
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.50%, 6.72%, 08/04/25 (b),(g)	1,075,414	1,082,136
2017 Term Loan B4, 0.00%, 08/04/22 (b),(g),(j)	420,322	419,422
2020 Term Loan B8, 3.38%, 12/23/26 (b),(g),(j)	88,816	87,812
Broadstreet Partners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 3.38%, 01/27/27 (b),(g)	385,938	378,783

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hub International Limited,
2018 Term Loan B, 3 mo. LIBOR + 2.75%, 2.88%, 04/25/25 (b),(g)	$1,340,006	$1,314,465
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 04/25/25 (b),(g)	1,263,173	1,265,143
Sedgwick Claims Management Services, Inc.,
2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.49%, 12/31/25 (b),(g)	392,982	386,270
2019 Term Loan B, 1 mo. LIBOR + 4.00%, 4.23%, 09/03/26 (b),(g)	246,581	245,504
USI, Inc.,
2017 Repriced Term Loan, 3 mo. LIBOR + 3.00%, 3.23%, 05/16/24 (b),(g)	466,343	459,250
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 4.14%, 12/02/26 (b),(g)	400,670	399,420

		8,209,034

Publishing & Broadcasting — 0.2%
A-L Parent LLC,
2016 1st Lien Term Loan, 4.25%, 12/01/23 (b),(g)	5,005,932	4,503,537
2016 2nd Lien Term Loan, 8.25%, 12/02/24 (b),(d),(g)	857,047	479,946
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.50%, 3.63%, 08/21/26 (b),(g)	742,271	713,107
E.W. Scripps Company (The), 2020 Term Loan B3, 3.75%, 12/15/27 (b),(g),(j)	206,451	206,451
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.50%, 2.63%, 11/18/24 (b),(g)	1,563,834	1,524,738
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.14%, 05/01/26 (b),(g)	1,362,648	1,338,802
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 8.50%, 10/15/24 (b),(d)	337,028	102,794
Recorded Books Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.25%, 4.38%, 08/29/25 (b),(g)	349,311	346,838

		9,216,213

Real Estate — 0.1%
Geo Group, Inc. (The), 2018 Term Loan B, 2.75%, 03/22/24 (b),(g),(j)	1,442,469	1,300,025
Motion Finco Sarl, USD Term Loan B1, 3 mo. LIBOR + 3.25%, 3.50%, 11/12/26 (b)	905,330	871,381

		2,171,406

Recreation Facilities & Services — 0.0%
Motion Finco Sarl, Delayed Draw Term Loan B2, 3 mo. LIBOR + 3.25%, 3.47%, 11/12/26 (b)	160,101	154,097

Refining & Marketing — 0.2%
CITGO Holding Inc. 2019 Term Loan B ,8.000%, 08/01/23 (b),(g)	4,010,724	3,689,866
Citgo Petroleum Corporation 2019 Term Loan B ,7.250%, 03/28/24 (b),(g)	5,410,845	5,359,442
Gulf Finance, LLC Term Loan B ,6.250%, 08/25/23 (b),(g)	135,480	101,852

		9,151,160

Renewable Energy — 0.0%
Granite Acquisition Inc., Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 09/19/22 (b),(g)	698,825	699,915

Restaurants — 0.0%
IRB Holding Corp,
2020 Fourth Amendment Incremental Term Loan, 4.25%, 12/15/27 (b),(g),(j)	947,822	948,116

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2020 Term Loan B, 6 mo. LIBOR + 2.75%, 3.75%, 02/05/25 (b),(g)	$452,408	$448,038

		1,396,154

Retail - Consumer Discretionary — 0.2%
Avis Budget Car Rental, LLC, 2020 Term Loan B, 1 mo. LIBOR + 2.25%, 2.38%, 08/06/27 (b),(g)	266,348	256,610
Bass Pro Group, LLC, Term Loan B, 1 mo. LIBOR + 5.00%, 5.75%, 09/25/24 (b),(g)	1,041,920	1,043,785
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 4.00%, 10/19/27 (b),(g)	1,428,229	1,425,844
LBM Acquisition LLC,
Delayed Draw Term Loan, 4.50%, 12/09/27 (b),(g),(j)	70,815	70,742
Term Loan B, 3 mo. LIBOR + 3.75%, 4.50%, 12/09/27 (b),(g)	318,668	318,336
Petco Animal Supplies, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.25%, 4.25%, 01/26/23 (b),(g)	3,071,219	2,933,444
PetSmart, Inc., Consenting Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 03/11/22 (b),(g)	197,916	197,358
SiteOne Landscape Supply, Inc., 2018 Term Loan E, 1 mo. LIBOR + 2.75%, 3.75%, 10/29/24 (b),(g)	36,119	35,848
SRS Distribution Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.48%, 05/23/25 (b),(g)	2,187,132	2,149,645
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.14%, 02/05/26 (b),(g)	531,302	523,067
White Cap Buyer LLC, Term Loan B, 6 mo. LIBOR + 4.00%, 4.50%, 10/19/27 (b),(g)	802,558	801,555

		9,756,234

Software & Services — 0.8%
Access CIG, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 3.97%, 02/27/25 (b),(g)	1,647,621	1,628,673
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.25%, 09/19/24 (b),(g)	341,108	340,682
Ascend Learning, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.00%, 4.00%, 07/12/24 (b),(g)	129,696	128,885
Banff Merger Sub Inc, 2018 USD Term Loan B, 1 mo. LIBOR + 4.25%, 4.49%, 10/02/25 (b),(g)	1,723,696	1,714,578
Blackboard, Inc. 2019 Term Loan B5, 7.000%, 06/30/24 (b),(g)	4,295,554	4,267,634
Brave Parent Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 4.24%, 04/18/25 (b),(d),(g)	1,022,440	1,016,049
CCC Information Services, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 04/29/24 (b),(g)	652,920	650,472
ConvergeOne Holdings, Inc., 2019 Term Loan, 1 mo. LIBOR + 5.00%, 5.24%, 01/04/26 (b),(g)	281,799	264,539
CT Technologies Intermediate Holdings, Inc., 2020 Term Loan, 1 mo. LIBOR + 5.00%, 6.00%, 12/09/25 (b),(d),(g)	702,724	699,210
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.00%, 4.23%, 10/16/26 (b),(g)	726,220	724,535
DMT Solutions Global Corporation 2020 Incremental Term Loan, 8.000%, 07/02/24 (b),(d),(g)	3,314,925	3,165,753

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Epicor Software Corporation, 2020 Term Loan, 1 mo. LIBOR + 4.25%, 5.25%, 07/30/27 (b),(g)	$1,075,995	$1,081,149
Finastra USA, Inc., USD 1st Lien Term Loan, 6 mo. LIBOR + 3.50%, 4.50%, 06/13/24 (b),(g)	987,718	966,422
Flexera Software LLC, 2020 Incremental Term Loan, 4.50%, 01/26/28 (b),(d),(g),(j)	613,939	613,172
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.98%, 07/11/25 (b),(g)	446,522	431,823
GlobalLogic Holdings Inc., 2020 Incremental Term Loan B2, 1 mo. LIBOR + 3.75%, 4.50%, 09/14/27 (b),(d),(g)	204,546	203,523
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B, 1 mo. LIBOR + 4.00%, 4.75%, 12/01/27 (b),(g)	1,085,961	1,086,982
Help/Systems Holdings, Inc, 2019 Term Loan B, 3 mo. LIBOR + 4.75%, 5.75%, 11/19/26 (b),(g)	771,824	766,035
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 4.25%, 07/01/24 (b),(g)	1,272,274	1,273,687
Imperva, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 01/12/26 (b),(g)	1,412,845	1,411,079
Imprivata, Inc, Term Loan, 1 mo. LIBOR + 3.75%, 4.25%, 12/01/27 (b),(g)	230,899	230,899
Informatica LLC, 2020 USD 2nd Lien Term Loan, 7.13%, 02/25/25 (b)	77,519	78,740
Ivanti Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 4.75%, 5.75%, 12/01/27 (b),(g)	500,000	498,280
MA FinanceCo., LLC, 2020 USD Term Loan B, 3 mo. LIBOR + 4.25%, 5.25%, 06/05/25 (b),(g)	552,986	556,674
Mitchell International, Inc.,
2017 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 3.47%, 11/29/24 (b),(g)	1,304,869	1,279,594
2020 Add-On Term Loan, 1 mo. LIBOR + 4.25%, 4.75%, 11/29/24 (b),(g)	758,549	758,170
Park Place Technologies, LLC, 2020 Term Loan, 1 mo. LIBOR + 5.00%, 6.00%, 11/10/27 (b),(g)	593,757	569,015
Perforce Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.75%, 3.89%, 07/01/26 (b),(g)	669,476	655,250
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.50%, 4.50%, 04/26/24 (b),(g)	1,483,941	1,468,478
Project Angel Holdings LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 5.00%, 05/30/25 (b),(d),(g)	595,970	590,011
Project Boost Purchaser, LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.50%, 3.73%, 06/01/26 (b),(g)	394,194	389,759
Project Leopard Holdings, Inc.,
2018 Term Loan, 3 mo. LIBOR + 4.50%, 5.50%, 07/07/23 (b),(d),(g)	117,901	117,385
2019 Term Loan, 3 mo. LIBOR + 4.25%, 5.25%, 07/07/23 (b),(g)	511,373	508,177
Quest Software US Holdings Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 4.47%, 05/16/25 (b),(g)	1,597,125	1,567,179
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 11/03/23 (b),(g)	725,317	723,685
Rocket Software, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.25%, 4.49%, 11/28/25 (b),(g)	1,190,909	1,179,167
Sabre GLBL Inc., 2020 Term Loan B, 4.75%, 12/17/27 (b),(d),(g),(j)	223,789	224,069
Sophia, L.P., 2020 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 4.50%, 10/07/27 (b),(g)	657,555	658,022
Surf Holdings, LLC, USD Term Loan, 3 mo. LIBOR + 3.50%, 3.63%, 03/05/27 (b),(g)	316,124	312,963

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Syncsort Incorporated,
2018 Term Loan B, 3 mo. LIBOR + 6.25%, 6.38%, 08/16/24 (b),(g)	$314,622	$313,285
Term Loan B, 3 mo. LIBOR + 6.00%, 7.00%, 08/16/24 (b),(g)	796,005	794,516
TierPoint, LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 05/06/24 (b),(g)	1,784,840	1,775,166
Veritas US Inc., 2020 USD Term Loan B, 3 mo. LIBOR + 5.50%, 6.50%, 09/01/25 (b),(g)	1,543,372	1,537,584
Verscend Holding Corp., 2018 Term Loan B, 1 mo. LIBOR + 4.50%, 4.73%, 08/27/25 (b),(g)	549,444	548,345
VT Topco, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.64%, 08/01/25 (b),(d),(g)	96,152	94,710

		39,864,005

Software & Technology Services — 0.0%
Virtusa Corporation, Term Loan B, 0.00%, 12/01/27 (b),(d),(j)	207,739	206,181
Weld North Education, LLC, 2020 Term Loan B, 0.00%, 12/15/27 (b),(j)	611,457	609,164

		815,345

Specialty Finance — 0.0%
PI US MergerCo, Inc., USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 01/03/25 (b)	351,143	349,953

Transportation & Logistics — 0.0%
Atlantic Aviation FBO Inc., 2018 Term Loan B, 1 mo. LIBOR +3.75%, 3.98%, 12/06/25 (b),(d),(g)	167,604	166,766
Gruden Acquisition, Inc., 2017 Term Loan, 3 mo. LIBOR + 5.50%, 6.50%, 08/18/22 (b),(g)	1,014,830	1,002,145
IBC Capital Limited, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 3.99%, 09/11/23 (b),(g)	552,416	544,130

		1,713,041

Travel & Lodging — 0.1%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 4.23%, 03/29/24 (b),(g)	1,964,172	1,574,618
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 3 mo. LIBOR + 4.50%, 5.50%, 04/27/25 (b),(g)	102,993	87,544
2020 Repriced Term Loan B, 3 mo. LIBOR + 4.50%, 5.75%, 04/27/25 (b),(g)	106,533	90,553
SMB Shipping Logistics, LLC 1st Lien Term Loan ,5.000%, 02/02/24 (b),(g)	437,112	430,336

		2,183,051

Utilities — 0.0%
Pacific Gas & Electric Company, 2020 Term Loan, 1 mo. LIBOR + 4.50%, 5.50%, 06/23/25 (b),(g)	301,108	304,195

Waste & Environmental Services & Equipment — 0.1%
EnergySolutions, LLC, 2018 Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 05/09/25 (b),(g)	548,886	539,050
ERM Emerald US Inc., USD Term Loan B1, 3 mo. LIBOR + 3.25%, 3.50%, 07/10/26 (b)	307,686	303,840
Robertshaw US Holding Corp, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 4.25%, 02/28/25 (b),(g)	1,549,403	1,444,818

		2,287,708

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
Wireless Telecommunications Services — 0.0%
CCI Buyer, Inc., Term Loan, 4.75%, 12/17/27 (b),(g),(j)	$383,753		$383,112
Iridium Satellite LLC, Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 11/04/26 (b),(g)	270,010		271,098

			654,210

Wireline Telecommunications Services — 0.0%
Colorado Buyer Inc 2nd Lien Term Loan ,8.250%, 05/01/25 (b),(g)	1,835,279		1,430,526
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, 6 mo. LIBOR + 4.50%, 5.50%, 11/01/24 (b),(g)	262,491		245,267

			1,675,793

Total North America			277,296,227

South America — 0.2%
Industrial Services — 0.0%
Latam Airlines Group S.A.,
PIK DIP Delayed Draw Term Loan A, 3 mo. LIBOR + 0.50%, 0.75%, 03/29/22 (b)	1,265,683		1,276,226
PIK DIP Delayed Draw Term Loan C, 1.25%, 03/29/22 (b),(d)	981,194		1,074,407

			2,350,633

Iron & Steel — 0.2%
Samarco Mineracao S.A., Fixed Rate Term Loan, 0.00%, 03/25/21 (b),(d)	11,623,127		7,990,900

Total South America			10,341,533

TOTAL BANK DEBT (COST $296,487,454)			298,593,640

CORPORATE BONDS & NOTES — 6.1%
Africa — 0.2%
Utilities — 0.2%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (e),(l)	4,371,000		4,353,516
8.45%, 08/10/28 (e)	4,535,000		4,993,035

			9,346,551

Total Africa			9,346,551

Asia — 0.1%
Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (e)	3,032,000		3,246,690

Total Asia			3,246,690

Europe — 0.7%
Aerospace & Defense — 0.1%
Rolls-Royce PLC,
4.63%, 02/16/26 (b),(e)	1,161,000	EUR	1,531,802
5.75%, 10/15/27 (b),(c),(f)	1,848,000	EUR	2,046,660
MTN, 1.63%, 05/09/28 (b),(e)	524,000	EUR	$595,573

			4,174,035

Automobiles Manufacturing — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (b),(c),(f)	1,594,000		1,751,694

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
Mclaren Finance plc, 5.00%, 08/01/22 (b),(e)	$3,999,000	GBP	5,270,398
Mclaren Finance PLC, 5.75%, 08/01/22 (b),(f)	579,000		561,630

			7,583,722

Banks — 0.2%
HSBC Bank PLC, MTN, 0.01%, 01/14/21 (f),(m)	25,975,000	EGP	1,645,921
ICBC Standard Bank plc, MTN, 0.00%, 03/04/21 (c),(f),(m)	112,517,467	EGP	7,019,453

			8,665,374

Containers & Packaging — 0.0%
Schoeller Packaging BV, 6.38%, 11/01/24 (b),(e)	200,000	EUR	249,761

Real Estate — 0.0%
Unique Pub Finance Co PLC (The),
6.46%, 03/30/32 (b),(e)	410,000	GBP	545,598
7.40%, 03/28/24 (b),(e)	93,000	GBP	127,864

			673,462

Restaurants — 0.2%
Stonegate Pub Co. Financing 2019 plc ,8.250%, 07/31/25 (b),(e),(f)	6,244,000	GBP	8,645,408
Wagamama Finance plc, 4.13%, 07/01/22 (b),(e),(l)	2,507,000	GBP	3,330,960

			11,976,368

Transportation & Logistics — 0.0%
Heathrow Finance PLC,
4.38%, 03/01/27 (b),(e)	687,000	GBP	937,688
4.63%, 09/01/29 (b),(e)	569,000	GBP	773,245

			1,710,933

Total Europe			35,033,655

Middle East — 0.0%
Financial Services — 0.0%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (e)	$1,379,000		1,654,800

Total Middle East			1,654,800

North America — 5.0%
Airlines — 0.0%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (b),(f)	406,496		436,983

Banks — 0.1%
JPMorgan Chase Bank N.A., 0.01%, 09/16/21 (f),(m)	46,252,000	EGP	2,701,585

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (b)	$16,732,095		0
1.00%, 08/15/15 (b)	980,468	EUR	0

			0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
Commercial Finance — 0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (b),(f)	$1,203,000	EUR	1,206,008
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (b),(f)	13,657,000		14,273,067

			15,479,075

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (b),(c),(f)	14,499,000		13,774,050

Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc.,
5.00%, 12/31/26 (b),(f)	779,000		812,108
7.00%, 12/31/27 (b),(f)	1,112,000		1,164,286
9.00%, 08/15/23 (b),(c),(f)	7,044,000		7,216,578

			9,192,972

Exploration & Production — 0.2%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	11,844,000		11,370,240

Financial Services — 0.1%
Citigroup Global Markets Holdings, Inc., MTN, 0.00%, 04/22/21 (f),(m)	53,602,000	EGP	3,287,768
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(d),(k),(l)	$436,000		128,620

			3,416,388

Food & Beverage — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(f)	564,000		579,510
Del Monte Foods, Inc., 11.88%, 05/15/25 (b),(c),(f)	1,783,000		2,023,705

			2,603,215

Health Care Facilities & Services — 0.2%
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(f)	2,792,000		3,085,160
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(f)	4,230,000		4,230,000
Hadrian Merger Sub, Inc., 8.50%, 05/01/26 (b),(c),(f)	1,950,000		2,013,375
Surgery Center Holdings, Inc., 6.75%, 07/01/25 (b),(c),(f)	1,388,000		1,412,290

			10,740,825

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(f)	4,383,000		4,645,980

Industrial Other — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(f)	1,091,000		1,114,184
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c),(f)	20,381,000		20,661,239

			21,775,423

Integrated Oils — 1.3%
Petroleos Mexicanos,
3.50%, 01/30/23	2,372,000		2,418,966
4.50%, 01/23/26	1,027,000		1,023,395
5.95%, 01/28/31	1,712,000		1,707,720
6.35%, 02/12/48	19,554,000		17,725,701
6.38%, 01/23/45	2,673,000		2,449,804

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
6.75%, 09/21/47	$26,146,000	EUR	24,511,875
6.88%, 10/16/25 (f)	1,081,000		1,183,587
6.95%, 01/28/60	1,976,000		1,855,662
7.69%, 01/23/50	14,846,000		14,968,479

			67,845,189

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(f)	3,162,000		3,367,530

Machinery Manufacturing — 0.2%
Granite US Holdings Corp., 11.00%, 10/01/27 (b),(f)	515,000		571,650
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(f)	4,110,000		4,469,625
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (b),(c),(f)	4,545,000		4,704,075

			9,745,350

Manufactured Goods — 0.1%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26 (b),(c),(f)	4,730,000		5,392,200
Hillman Group, Inc. (The), 6.38%, 07/15/22 (b),(c),(f)	2,449,000		2,430,633

			7,822,833

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (b),(c)	$8,148,000		$6,762,840
7.50%, 04/01/25 (b),(c),(f)	1,726,000		1,631,070

			8,393,910

Pipeline — 0.7%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (b),(c),(f),(l)	21,665,000		21,502,512
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(f)	3,151,352		3,214,379
11.50%, 02/28/25 (b),(c),(f)	14,311,133		13,702,910

			38,419,801

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd / Highlands Holdings Bond Co-Issuer Inc, PIK, 7.63%, 10/15/25 (b),(c),(f)	2,685,953		2,867,255

Publishing & Broadcasting — 0.1%
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24 (b),(c)	3,502,000		3,545,775

Real Estate — 0.2%
EPR Properties, 3.75%, 08/15/29 (b),(c)	2,246,000		2,153,681
ESH Hospitality, Inc., 4.63%, 10/01/27 (b),(c),(f)	1,077,000		1,103,925
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 3.88%, 02/15/29 (b),(c),(f)	1,000,000		1,022,500
Service Properties Trust,
3.95%, 01/15/28 (b)	905,000		874,456
4.38%, 02/15/30 (b),(c)	5,174,000		5,044,650
4.95%, 10/01/29 (b)	1,216,000		1,219,040

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
5.50%, 12/15/27 (b)	$134,000	EUR	146,453

			11,564,705

Refining & Marketing — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(f)	1,873,000		1,723,160

Retail - Discretionary — 0.0%
ESC GCB Guitar CTR, 9.50%, 10/15/21 (b),(f)	15,458,000		0

Transportation & Logistics — 0.0%
BCD Acquisition, Inc., 9.63%, 09/15/23 (b),(f)	212,000		217,035

Travel & Lodging — 0.2%
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(f)	4,255,000		4,161,300
6.25%, 05/15/25 (b),(f)	320,000		313,600
13.00%, 05/15/25 (b),(c),(f)	4,199,000		5,017,805
VOC Escrow Ltd., 5.00%, 02/15/28 (b),(f)	506,000		502,205

			9,994,910

Utilities — 0.1%
Pacific Gas and Electric Co., 3.15%, 01/01/26 (b)	1,076		1,146
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (b),(c),(f)	4,601,000		4,554,990

			4,556,136

Total North America			266,200,325

South America — 0.1%
Integrated Oils — 0.1%
Petrobras Global Finance BV,
6.75%, 06/03/50	2,706,000		3,362,205
6.90%, 03/19/49 (c)	2,352,000		2,981,160

			6,343,36

Metals & Mining — 0.0%
CSN Islands XI Corp., 6.75%, 01/28/28 (f)	$1,972,000		$2,134,690

Total South America			8,478,055

TOTAL CORPORATE BONDS & NOTES (COST $303,788,455)			323,960,076

SOVEREIGN DEBT — 13.1%
Angolan Government International Bond, MTN, 8.00%, 11/26/29 (e)	1,654,000		1,551,584
Argentine Republic Government International Bond,
0.13%, 07/09/35 - 07/09/46	9,935,053		3,632,303
1.00%, 07/09/29	485,806		210,111
Bahamas Government International Bond, 8.95%, 10/15/32 (c),(f)	2,623,000		2,859,070
Bahrain Government International Bond, 7.00%, 01/26/26 (e)	2,600,000		3,021,880
Costa Rica Government International Bond,
5.63%, 04/30/43 (e)	800,000		670,000
7.16%, 03/12/45 (e)	30,000,000		27,712,500
Ecuador Government International Bond,
0.00%, 07/31/30 (f),(m)	3,021,419		1,431,397

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
0.50%, 07/31/30 - 07/31/40 (f)	$46,840,819	EUR	25,918,493
Egypt Government International Bond,
7.90%, 02/21/48 (e)	26,300,000		28,535,500
8.15%, 11/20/59 (f)	1,279,000		1,404,068
8.50%, 01/31/47 (e)	12,500,000		14,125,000
8.70%, 03/01/49 (e)	2,462,000		2,837,455
8.88%, 05/29/50 (e),(f)	7,008,000		8,211,834
French Republic Government Bond OAT, 0.10%, 03/01/29 (b),(e)	8,065,950	EUR	11,127,408
Gabon Government International Bond,
6.38%, 12/12/24 (e)	$4,000,000		4,160,000
6.63%, 02/06/31 (c),(e),(f)	58,200,000		59,949,341
Iraq International Bond,
5.80%, 01/15/28 (e),(h)	95,062,500		88,892,944
6.75%, 03/09/23 (e)	11,000,000		10,713,340
Ivory Coast Government International Bond,
6.13%, 06/15/33 (e)	28,100,000		31,624,414
6.38%, 03/03/28 (e),(h)	3,200,000		3,655,552
Jordan Government International Bond, 7.38%, 10/10/47 (e)	8,300,000		9,661,794
Kenya Government International Bond, 8.00%, 05/22/32 (e)	20,200,000		23,531,546
Kingdom Of Jordan,
4.95%, 07/07/25 (f)	2,099,000		2,225,376
5.85%, 07/07/30 (f)	1,404,000		1,546,956
Kingdom of Jordan, 7.38%, 10/10/47 (e)	12,600,000		14,667,302
Mexican Bonos,
7.75%, 05/29/31	200,000,000	MXN	11,808,437
8.50%, 05/31/29 - 11/18/38 (h)	409,600,000	MXN	25,298,580
Mexico Government International Bond,
3.77%, 05/24/61	$1,063,000		1,107,115
4.75%, 04/27/32	1,930,000		2,322,755
5.00%, 04/27/51	1,995,000		2,483,775
Nigeria Government International Bond,
7.14%, 02/23/30 (e)	25,400,000		27,368,500
7.63%, 11/21/25 (c),(e),(f),(h)	29,554,000		33,935,735
Paraguay Government International Bond, 4.63%, 01/25/23 (e)	8,792,000		9,451,400
Republic of Belarus International Bond, 6.20%, 02/28/30 (e)	10,800,000		10,915,776
Republic of Belarus Ministry of Finance,
5.88%, 02/24/26 (e)	5,400,000		5,529,816
6.38%, 02/24/31 (e)	23,200,000		23,548,000
Republic of South Africa Government Bond, 8.25%, 03/31/32	51,649,000	ZAR	3,164,271
Russian Federal Bond - OFZ,
6.00%, 10/06/27	554,238,000	RUB	7,638,732
7.15%, 11/12/25	787,484,000	RUB	11,518,572
7.40%, 07/17/24	736,069,000	RUB	10,750,516
Russian Foreign Bond - Eurobond, 5.25%, 06/23/47 (e)	$3,000,000		$4,151,250
Saudi Government International Bond, 2.75%, 02/03/32 (f)	4,336,000		4,574,307
3.75%, 01/21/55 (f)	1,685,000		1,839,093
MTN, 2.75%, 02/03/32 (e)	200,000		210,992
Turkey Government International Bond, 6.38%, 10/14/25	2,456,000		2,649,361

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount		Value
Ukraine Government International Bond,
0.00%, 05/31/40 (e),(g)	$68,350,000		$70,315,063
7.25%, 03/15/33 (c),(f),(h)	17,692,000		19,283,218
7.38%, 09/25/32 (e)	17,500,000		19,228,125

TOTAL SOVEREIGN DEBT (COST $666,949,867)			692,970,557

MORTGAGE-BACKED SECURITIES — 18.2%
Europe — 0.3%
Collateralized Mortgage Obligation (Residential) — 0.1%
JEPSON,
Series 2019-1, Class E, 0.93%, 11/24/57 (b),(g)	1,929,000	EUR	2,262,300
Series 2019-1, Class D, 0.93%, 11/24/57 (b),(g)	1,267,000	EUR	1,537,383

			3,799,683

Commercial Mortgage-Backed Securities — 0.2%
Cold Finance plc,
Series 1, Class C, 3mo. GBP LIBOR + 1.95%, 2.00%, 08/20/29 (b),(e),(g)	1,110,427	GBP	1,474,865
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 2.55%, 08/20/29 (b),(e),(g)	3,656,648	GBP	4,841,984
Series 1, Class E, 3mo. GBP LIBOR + 3.55%, 3.60%, 08/20/29 (b),(e),(g)	3,744,208	GBP	4,809,903

			11,126,752

Total Europe			14,926,435

North America — 17.9%
Collateralized Mortgage Obligation (Residential) — 8.5%
Alternative Loan Trust, Series 2006-33CB SEQ, Class 2A1, 6.00%, 11/25/36 (b),(c)	$744,233		613,036
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(c)	1,077,177		829,875
Banc of America Funding 2005-B Trust, Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 1.20%, 04/20/35 (b),(c),(g)	1,501,655		1,357,962
Bear Stearns Trust, Series 2006-6, Class 31A1, 3.27%, 11/25/36 (b),(c),(g)	1,200,800		931,731
Bellemeade Re Ltd.,
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 3.50%, 10/25/27 (b),(c),(f),(g)	7,343,393		7,295,007
Series 2019-1A, Class M2, 1 mo. USD LIBOR + 2.70%, 2.85%, 03/25/29 (b),(f),(g),(h)	1,460,000		1,458,010
Series 2019-1A, Class B1, 1 mo. USD LIBOR + 4.00%, 4.15%, 03/25/29 (b),(f),(g)	331,000		319,144
Series 2019-4A, Class M2, 1 mo. USD LIBOR + 2.85%, 3.00%, 10/25/29 (b),(f),(g),(h)	8,940,000		8,986,515
Series 2020-4A, Class M2A, 1 mo. USD LIBOR + 2.60%, 2.75%, 06/25/30 (b),(f),(g)	4,000,000		4,001,028
Cascade Funding Mortgage Trust,
Series 2019-RM3 SEQ, Class C, 4.00%, 06/25/69 (b),(f),(g)	358,746		319,384
Series 2019-RM3 SEQ, Class D, 4.00%, 06/25/69 (b),(f),(g)	393,771		329,253
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.51%, 06/25/35 (b),(c),(g)	63,120		61,559
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b),(c)	223,805		223,508

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Avenue Securities,
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 5.85%, 04/25/28 (b),(c),(g)	$3,693,493	$3,905,869
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 6.15%, 09/25/28 (b),(c),(g)	1,399,090	1,458,551
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1X2, 1.30%, 04/25/31 (b),(c),(f),(i)	1,635,085	9,268
Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 2.55%, 04/25/31 (b),(c),(f),(g)	2,787,547	2,785,370
Series 2019-R01, Class 2X2, 1.30%, 07/25/31 (b),(c),(f),(i)	4,694,613	50,068
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.30%, 2.45%, 08/25/31 (b),(c),(f),(g)	3,086,483	3,082,624
Series 2019-R06, Class 2X2, 1.10%, 09/25/39 (b),(c),(f),(i)	6,622,705	65,552
Series 2020-R01, Class 1M2, 1 mo. USD LIBOR + 2.05%, 2.20%, 01/25/40 (b),(f),(g),(h)	7,271,000	7,227,832
Series 2020-R02, Class 2M2, 1 mo. USD LIBOR + 2.00%, 2.15%, 01/25/40 (b),(c),(f),(g)	26,797,000	26,608,590
Countrywide Alternative Loan Trust, Series 2005-21CB SEQ, Class A17, 6.00%, 06/25/35 (b),(c)	614,658	605,108
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 3.68%, 04/25/36 (b),(c),(g)	1	1
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.11%, 05/25/65 (b),(c),(f),(g)	699,000	732,247
Eagle RE Ltd.,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 3.45%, 04/25/29 (b),(f),(g),(h)	8,674,000	8,684,001
Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 2.15%, 01/25/30 (b),(f),(g),(h)	10,192,000	9,804,154
Federal Home Loan Mortgage Corp.,
Series 2015-DNA2, Class M3, 1 mo. USD LIBOR + 3.90%, 4.05%, 12/25/27 (b),(c),(g)	1,459,786	1,476,574
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (b),(c),(i)	1,381,500	37,940
Series 2017-DNA2, Class M2B, 1 mo. USD LIBOR + 3.45%, 3.60%, 10/25/29 (b),(g),(h)	1,381,500	1,374,161
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (b),(c),(i)	1,935,200	36,689
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c),(i)	3,941,370	76,124
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c),(i)	7,427,707	146,333
Series 2017-HQA2, Class M2B, 1 mo. USD LIBOR + 2.65%, 2.80%, 12/25/29 (b),(g),(h)	10,850,607	10,728,538
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c),(i)	6,242,780	51,160
Series 2018-DNA1, Class M2B, 1 mo. USD LIBOR + 1.80%, 1.95%, 07/25/30 (b),(g),(h)	16,672,500	16,280,696
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(c),(i)	2,151,702	27,697
Series 2018-HQA1, Class M2B, 2.45%, 09/25/30 (b),(c),(g)	4,649,500	4,553,023
Series 2019-DNA2, Class M2, 1 mo. USD LIBOR + 2.45%, 2.60%, 03/25/49 (b),(c),(f),(g)	2,090,087	2,079,636
Series 2019-FTR2, Class M2, 1 mo. USD LIBOR + 2.15%, 2.30%, 11/25/48 (b),(f),(g),(h)	10,006,000	9,905,940
Federal National Mortgage Association, 2.00%, 01/14/51 (b),(n)	15,000,000	15,583,590
2.50%, 01/14/51 (b),(n)	38,400,000	40,476,019

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 01/14/51 (b),(n)	$8,500,000	$9,076,411
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c),(i)	8,201,933	178,523
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(c),(i)	8,394,176	199,261
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(c),(i)	2,729,927	51,626
Series 2017-C02, Class 2M2C, 1 mo. USD LIBOR + 3.65%, 3.80%, 09/25/29 (b),(g),(h)	8,490,294	8,471,191
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(c),(i)	22,069,687	299,221
Series 2017-C04, Class 2M2C, 1 mo. USD LIBOR + 2.85%, 3.00%, 11/25/29 (b),(g),(h)	13,884,666	13,804,829
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (b),(c),(i)	9,687,389	92,970
Series 2017-C05, Class 1M2C, 1 mo. USD LIBOR + 2.20%, 2.35%, 01/25/30 (b),(c),(g)	9,889,512	9,701,611
Series 2017-C06, Class 2X1, 1.80%, 02/25/30 (b),(c),(i)	6,590,887	87,936
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 2.80%, 02/25/30 (b),(c),(g)	3,722,280	3,731,585
Series 2017-C06, Class 2M2C, 2.95%, 02/25/30 (b),(c),(g)	7,714,707	7,618,273
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(c),(i)	2,617,492	21,754
Series 2017-C07, Class 1M2C, 1 mo. USD LIBOR + 2.40%, 2.55%, 05/25/30 (b),(g),(h)	2,397,838	2,358,274
Series 2018-C01, Class 1M2C, 2.40%, 07/25/30 (b),(g),(h)	25,366,752	24,897,467
Series 2018-C02, Class 2X2, 1.30%, 08/25/30 (b),(c),(i)	2,669,126	22,511
Series 2018-C02, Class 2M2C, 2.35%, 08/25/30 (b),(g),(h)	2,785,667	2,712,683
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (b),(c),(i)	11,943,671	91,130
Series 2018-C03, Class 1M2C, 1 mo. USD LIBOR + 2.15%, 2.30%, 10/25/30 (b),(c),(g)	9,716,368	9,552,404
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 2.70%, 12/25/30 (b),(g),(h)	5,536,450	5,529,529
Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 2.45%, 10/25/48 (b),(c),(f),(g)	15,513,000	15,241,523
Government National Mortgage Association, 4.50%, 10/20/49 (b),(h)	8,462,534	9,094,584
Home Re Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 3.00%, 3.15%, 10/25/28 (b),(c),(f),(g)	21,988,000	22,065,222
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.25%, 3.40%, 05/25/29 (b),(f),(g),(h)	8,469,000	8,462,826
Homeward Opportunities Fund, Series 2019-1, Class B1, 4.80%, 01/25/59 (b),(c),(f),(g)	1,136,000	1,129,893
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (b),(f)	571,000	554,130
Mortgage Insurance-Linked Notes,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 3.05%, 11/26/29 (b),(f),(g),(h)	8,540,000	8,178,425
Series 2020-1, Class M2A, 1 mo. USD LIBOR + 2.00%, 2.15%, 02/25/30 (b),(c),(f),(g)	5,062,000	4,991,228
Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 2.40%, 02/25/30 (b),(c),(f),(g)	1,425,000	1,267,627
New Residential Mortgage Loan, Series 2019-NQM2 SEQ, Class B1, 5.21%, 04/25/49 (b),(c),(f),(g)	831,000	828,295

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2020-NQM2 SEQ, Class M1, 3.89%, 05/24/60 (b),(f),(g)	$376,000	$383,960
Oaktown Re Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 4.15%, 04/25/27 (b),(c),(f),(g)	1,289,745	1,301,787
PMT Credit Risk Transfer Trust,
Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 2.90%, 05/27/23 (b),(c),(f),(g)	6,710,590	6,458,212
Series 2019-3R, Class A, 1 mo. USD LIBOR + 2.70%, 2.85%, 10/27/22 (b),(c),(f),(g)	12,471,999	12,302,217
Radnor Re Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 2.85%, 03/25/28 (b),(f),(g),(h)	401,000	401,029
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.20%, 3.35%, 02/25/29 (b),(f),(g),(h)	6,916,000	6,849,440
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (b),(c)	762,110	734,501
Sequoia Mortgage Trust,
Series 2017-3, Class B4, 3.79%, 04/25/47 (b),(f),(g)	291,000	290,293
Series 2017-7, Class B4, 3.74%, 10/25/47 (b),(c),(f),(g)	773,000	770,121
Series 2018-2, Class B4, 3.75%, 02/25/48 (b),(c),(f),(g)	813,641	780,429
Series 2018-3, Class B4, 3.77%, 03/25/48 (b),(f),(g)	642,000	641,296
Series 2018-5, Class B4, 3.92%, 05/25/48 (b),(f),(g)	649,000	649,035
Series 2018-8, Class B4, 4.27%, 11/25/48 (b),(c),(f),(g)	693,000	700,459
Series 2019-1, Class B4, 4.42%, 02/25/49 (b),(f),(g)	319,000	321,633
Series 2019-2, Class B4, 4.25%, 06/25/49 (b),(f),(g)	306,000	308,264
Series 2019-3, Class B4, 4.08%, 09/25/49 (b),(f),(g)	356,000	358,324
STACR Trust,
Series 2014-DN4, Class M3, 1 mo. USD LIBOR + 4.55%, 4.70%, 10/25/24 (b),(c),(g)	2,224,840	2,272,118
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 4.80%, 10/25/28 (b),(c),(g)	8,714,467	9,019,473
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(f),(i)	7,780,200	123,472
Series 2018-DNA2, Class M2B, 1 mo. USD LIBOR + 2.15%, 2.30%, 12/25/30 (b),(c),(f),(g)	10,364,000	10,098,423
Series 2018-DNA3, Class M2B, 2.25%, 09/25/48 (b),(c),(f),(g)	9,189,500	8,929,897
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 1.80%, 04/25/43 (b),(c),(f),(g)	421,253	417,041
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(c),(f),(i)	1,358,000	35,672
Series 2018-HRP2, Class M3B, 2.55%, 02/25/47 (b),(c),(f),(g)	1,697,500	1,614,747
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.35%, 02/25/47 (b),(c),(f),(g)	5,461,000	5,536,089
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (b),(c),(f),(g)	930,000	937,511
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 3A1, 3.34%, 01/25/36 (b),(g),(h)	1,624,530	1,213,319
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (b),(c),(f),(g)	1,037,000	1,041,209
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (b),(f)	271,000	270,621

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Series, Series 2005-AR19, Class B1, 1 mo. USD LIBOR + 1.05%, 1.20%, 12/25/45 (b),(c),(g)	$1,742,296	$1,457,864
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + 0.82%, 1.56%, 12/25/46 (b),(c),(g)	2,382,294	2,174,958
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class A1, 1 mo. USD LIBOR + 0.10%, 0.25%, 12/25/36 (b),(c),(g)	515,203	340,712
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-HY1 Trust,
Series 2007-HY1, Class A2A, 1 mo. USD LIBOR + 0.16%, 0.31%, 02/25/37 (b),(c),(g)	1,281,119	1,054,638
Series 2007-HY1, Class A3A, 1 mo. USD LIBOR + 0.23%, 0.38%, 02/25/37 (b),(c),(g)	3,725,900	3,115,441

		447,796,514
Commercial Mortgage-Backed Securities — 8.6%
Ashford Hospitality Trust,
Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 3.26%, 04/15/35 (b),(c),(f),(g)	5,900,000	5,272,936
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 2.91%, 06/15/35 (b),(f),(g)	90,000	81,249
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ENM, 3.72%, 11/05/32 (b),(c),(f),(g)	3,000,000	1,967,163
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(c),(f),(g)	8,817,000	7,105,171
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(c),(f),(g)	4,408,000	3,422,310
Banc of America Merrill Lynch Mortgage Trust,
Series 2019-AHT, Class D, 1 mo. USD LIBOR + 2.50%, 2.66%, 03/15/34 (b),(c),(f),(g)	9,757,897	9,178,415
Series 2019-AHT, Class E, 1 mo. USD LIBOR + 3.20%, 3.36%, 03/15/34 (b),(c),(f),(g)	7,000,000	6,177,143
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.26%, 09/15/35 (b),(c),(f),(g)	2,132,000	2,068,307
BANK, Series 2017-BNK8 SEQ, Class A4, 3.49%, 11/15/50 (b)	4,200,000	4,779,793
BBCMS Trust, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 2.55%, 07/15/37 (b),(c),(f),(g)	2,000,000	1,754,686
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW13, Class D, 5.75%, 09/11/41 (c),(f),(g)	800,461	726,028
Series 2007-PW16, Class C, 5.92%, 06/11/40 (c),(f),(g)	3,125,235	2,732,399
Series 2007-PW18, Class B, 6.48%, 06/11/50 (c),(f),(g)	6,394,786	5,763,621
Benchmark Mortgage Trust, Series 2019-B14 SEQ, Class 225D, 3.29%, 12/15/62 (b),(f),(g)	133,000	123,696
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, 3.67%, 03/09/44 (b),(f),(g)	100,000	98,141
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 3.31%, 07/15/34 (b),(c),(f),(g)	6,800,000	6,715,367
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 4.41%, 07/15/34 (b),(c),(f),(g)	3,400,000	3,281,442
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 2.13%, 09/15/37 (c),(f),(g)	12,268,100	10,095,824
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 2.58%, 05/15/35 (b),(f),(g)	106,000	99,527

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 3.16%, 11/15/34 (b),(c),(f),(g)	$5,000,000	$3,780,285
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.20%, 11/10/49 (b),(c),(f),(g)	3,266,000	2,634,803
Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(f)	3,110,000	1,800,379
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 1 mo. USD LIBOR + 2.35%, 2.51%, 06/15/34 (b),(c),(f),(g)	6,969,924	6,275,601
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 1 mo. USD LIBOR + 0.93%, 1.09%, 11/15/36 (b),(c),(f),(g)	3,000,000	2,968,263
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 3.16%, 11/15/36 (b),(c),(f),(g)	4,679,000	4,492,481
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 3.90%, 11/15/36 (b),(c),(f),(g)	8,000,000	7,681,088
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.22%, 03/15/49 (c),(g)	882,633	877,669
Series 2012-GC8, Class D, 4.88%, 09/10/45 (b),(c),(f),(g)	926,000	749,674
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	9,000,000	8,183,943
Series 2015-GC27, Class D, 4.42%, 02/10/48 (c),(f),(g)	5,980,677	5,385,677
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f)	4,286,000	3,971,168
Series 2015-GC31, Class D, 4.05%, 06/10/48 (b),(g),(h)	1,850,000	1,781,006
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(f)	1,826,000	1,334,527
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (b)	2,060,000	2,394,620
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(f)	697,000	559,443
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.62%, 05/15/46 (c),(g)	6,248,051	5,831,593
Colony Mortgage Capital Trust, Series 2019-IKPR, Class E, 1 mo. USD LIBOR + 2.72%, 2.88%, 11/15/38 (c),(f),(g)	5,500,000	4,813,881
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.62%, 02/10/47 (b),(f),(g)	591,000	526,614
Series 2014-CR18, Class D, 4.74%, 07/15/47 (b),(c),(f),(g)	2,111,000	2,008,289
Series 2014-CR21, Class E, 3.00%, 12/10/47 (c),(f)	1,686,000	971,448
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(f)	1,885,000	1,279,857
Series 2015-LC19, Class D, 2.87%, 02/10/48 (c),(f)	5,000,000	4,742,595
Series 2015-PC1, Class C, 4.32%, 07/10/50 (c),(g)	5,022,634	4,827,675
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (b),(f),(g)	334,000	280,888
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (b),(f),(g)	227,000	186,990
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(f)	239,000	164,716
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(f)	4,668,000	3,261,984
Series 2015-CR23, Class D, 4.29%, 05/10/48 (b),(c),(g)	2,247,000	1,941,204
Series 2015-CR25, Class D, 3.78%, 08/10/48 (b),(g)	432,000	379,753
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(c),(f),(g)	2,955,000	2,696,497
Series 2015-LC21, Class D, 4.33%, 07/10/48 (b),(c),(g)	1,010,000	870,496
Series 2016-CD1, Class D, 2.76%, 08/10/49 (b),(c),(f),(g)	2,075,000	1,618,369
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 2.51%, 12/15/31 (b),(c),(f),(g)	6,358,000	5,956,619
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 2.41%, 08/15/35 (c),(f),(g)	5,111,908	4,806,057

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.15%, 2.31%, 05/15/36 (b),(c),(f),(g)	$5,000,000	$4,931,495
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.19%, 06/15/57 (b),(g),(h)	1,282,000	694,032
Series 2015-C3, Class D, 3.38%, 08/15/48 (b),(g),(h)	3,139,000	1,378,291
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(f),(g)	5,568,000	3,689,585
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(f),(g)	604,000	501,915
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(f)	1,409,000	1,115,693
DBWF Mortgage Trust, Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.64%, 12/19/30 (b),(c),(f),(g)	2,202,000	1,863,203
FREMF Mortgage Trust,
Series 2019-K102, Class C, 3.53%, 12/25/51 (b),(f),(g)	479,000	489,362
Series 2019-K95, Class C, 3.92%, 08/25/52 (b),(c),(f),(g)	1,882,000	1,973,157
Series 2019-K96, Class C, 3.81%, 08/25/56 (b),(c),(f),(g),(h)	3,697,000	3,887,244
Series 2019-K97, Class C, 3.76%, 09/25/51 (b),(c),(f),(g)	1,559,000	1,627,925
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.46%, 12/10/30 (b),(c),(f),(g)	1,000,000	873,276
Series 2013-GC10, Class E, 4.40%, 02/10/46 (b),(c),(f),(g)	3,900,000	3,174,647
Series 2017-GS8 SEQ, Class A4, 3.47%, 11/10/50 (b)	1,100,000	1,250,511
Series 2017-SLP, Class E, 4.59%, 10/10/32 (b),(c),(f),(g)	5,000,000	4,678,545
Series 2018-GS10, Class E, 3.00%, 07/10/51 (b),(c),(f),(g)	1,379,000	1,143,631
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class E, 1 mo. USD LIBOR + 2.20%, 2.36%, 10/15/36 (c),(f),(g)	7,400,000	6,892,937
GS Mortgage Securities Trust,
Series 2014-GC20, Class D, 4.96%, 04/10/47 (b),(c),(f),(g)	1,199,911	618,866
Series 2014-GC20, Class C, 4.96%, 04/10/47 (b),(c),(g)	1,358,000	1,228,083
Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(g)	303,000	251,925
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(f)	1,415,000	1,074,088
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(f)	1,593,000	1,331,270
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class M4, 4.64%, 09/25/46 (b),(c),(f),(g)	1,290,000	1,200,407
Series 2019-1, Class M5, 5.73%, 09/25/46 (b),(c),(f),(g)	1,944,000	1,718,035
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 2.91%, 05/15/38 (b),(c),(f),(g)	17,654,000	16,311,007
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 2.81%, 12/15/34 (b),(c),(f),(g)	5,202,000	4,800,218
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(c),(f),(g)	20,134,000	19,191,326
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (b),(f),(g)	625,000	561,760
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust, Series 2018-MINN, Class E, 1 mo. USD LIBOR + 2.50%, 3.50%, 11/15/35 (b),(c),(f),(g)	6,000,000	4,742,508
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.66%, 05/15/34 (b),(c),(f),(g)	3,258,000	3,044,086
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (c),(f)	3,077,939	2,382,017
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 6.04%, 01/12/38 (c),(f),(g)	3,938,585	3,993,111
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (c),(g)	2,627,552	2,446,151
Series 2007-CB20, Class D, 6.28%, 02/12/51 (c),(f),(g)	1,250,585	1,106,655

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 2.30%, 10/15/32 (c),(f),(g)	$4,486,458	$4,170,620
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 3.16%, 02/15/35 (b),(c),(f),(g)	16,190,000	13,284,057
Series 2018-WPT, Class FFX, 5.54%, 07/05/33 (b),(c),(f),(g)	4,570,000	4,361,037
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.65%, 10/15/48 (b),(c),(f),(g)	5,074,000	3,972,465
Series 2015-C29, Class D, 3.70%, 05/15/48 (b),(g)	112,000	79,503
Series 2015-C30, Class D, 3.77%, 07/15/48 (b),(c),(g),(h)	4,924,500	4,393,481
Series 2015-C30, Class C, 4.27%, 07/15/48 (b),(g),(h)	11,768,000	11,625,313
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(c),(f),(g)	1,093,000	754,252
Series 2016-C1, Class E, 4.74%, 03/15/49 (b),(c),(f),(g)	3,126,000	2,293,034
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (b)	4,950,000	5,594,569
KKR Industrial Portfolio Trust, Series 2020-AIP, Class F, 1 mo. USD LIBOR + 3.43%, 3.59%, 03/15/37 (b),(c),(f),(g)	4,828,742	4,780,595
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G, 5.11%, 07/15/40 (c),(f),(g)	3,878,926	3,360,279
Series 2006-C1, Class C, 5.34%, 02/15/41 (c),(g)	5,200,821	2,912,460
Series 2007-C6, Class AJ, 6.24%, 07/15/40 (c),(g)	2,817,880	2,687,700
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (b),(c),(f),(g)	967,000	921,867
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5 SEQ, Class G, 4.50%, 08/15/45 (b),(c),(f)	8,330,000	7,173,113
Series 2014-C15, Class F, 4.00%, 04/15/47 (c),(f)	2,000,000	1,532,600
Series 2014-C15, Class D, 4.91%, 04/15/47 (b),(c),(f),(g)	2,270,000	2,196,797
Series 2014-C15, Class E, 4.91%, 04/15/47 (b),(c),(f),(g)	6,000,000	5,066,046
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	3,659,000	3,241,043
Series 2015-C21, Class D, 4.14%, 03/15/48 (b),(c),(f),(g)	4,754,000	3,176,090
Series 2015-C22, Class D, 4.22%, 04/15/48 (b),(c),(f),(g)	870,000	630,980
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(f)	2,517,000	1,750,755
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(f),(g)	1,323,000	785,849
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(f),(g)	2,354,000	1,518,591
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(c),(f),(g)	991,000	621,127
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (b)	2,907,303	3,298,219
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.63%, 08/15/49 (b),(c),(f),(g)	3,200,500	1,703,194
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(f)	1,761,000	684,240
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 3.41%, 08/15/34 (b),(f),(g)	379,558	373,886
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.21%, 02/15/33 (b),(f),(g)	250,000	213,381
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.91%, 07/15/36 (b),(f),(g)	102,000	98,699
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.66%, 07/15/36 (b),(f),(g)	105,000	100,293
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.85%, 04/15/32 (b),(c),(f),(g)	1,301,000	1,125,997

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(c),(f)	$6,907,000	$1,523,256
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (b),(c),(f)	1,648,000	1,433,880
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(f)	339,000	282,473
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(f)	1,173,000	1,015,395
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(f)	121,000	97,081
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(f),(g)	1,691,000	1,510,538
Series 2019-6, Class D, 4.75%, 10/25/52 (b),(f),(g)	227,000	197,634
Series RR Trust, Series 2015-1, Class B, 0.01%, 04/26/48 (b),(c),(f),(m)	3,595,000	2,903,919
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.84%, 10/10/48 (b),(f),(g)	295,000	238,137
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(c),(f),(g)	1,720,000	1,566,490
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 3.13%, 01/15/35 (b),(c),(f),(g)	550,553	548,536
UBS Commercial Mortgage Trust,
Series 2018-C9, Class D, 4.88%, 03/15/51 (b),(f),(g)	308,000	260,363
Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 3.98%, 02/15/32 (b),(c),(f),(g)	798,000	696,118
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.05%, 01/10/45 (c),(f),(g)	4,327,496	1,756,963
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class D, 5.72%, 10/15/48 (c),(g)	6,492,303	5,952,793
Waldorf Astoria Boca Raton Trust, Series 2019-WBM, Class E, 1 mo. USD LIBOR + 2.68%, 2.84%, 12/15/33 (b),(c),(f),(g)	5,000,000	4,228,500
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(f),(g)	992,000	856,935
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(f)	4,512,000	3,516,702
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(f),(h)	6,903,000	4,438,664
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(h)	3,546,000	3,001,256
Series 2015-LC20, Class E, 2.63%, 04/15/50 (b),(c),(f)	1,312,000	807,646
Series 2015-LC20, Class D, 4.37%, 04/15/50 (b),(c),(f),(g)	3,000,000	2,686,320
Series 2015-LC22, Class D, 4.54%, 09/15/58 (c),(g)	1,500,000	1,421,726
Series 2015-NXS2, Class C, 4.29%, 07/15/58 (b),(c),(g)	9,557,000	9,015,892
Series 2015-NXS4, Class E, 3.70%, 12/15/48 (b),(f),(g),(h)	2,629,000	2,132,448
Series 2016-C34, Class C, 5.02%, 06/15/49 (c),(g)	4,661,495	3,975,547
Series 2016-C34, Class D, 5.02%, 06/15/49 (c),(f),(g)	2,749,162	1,686,462
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(f)	4,253,000	3,830,056
Series 2019-JWDR, Class E, 3.86%, 09/15/31 (b),(c),(f),(g)	1,978,000	1,708,298
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (b),(c),(f),(g)	2,291,000	1,931,022
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(c),(f),(g)	2,067,000	1,720,622
Series 2020-SOP, Class E, 1 mo. USD LIBOR + 2.71%, 2.87%, 01/15/35 (c),(f),(g)	1,250,000	1,175,165
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(f)	325,000	306,598
Series 2014-C22, Class C, 3.76%, 09/15/57 (b),(c),(g)	1,525,000	1,474,091
Series 2014-C22, Class D, 3.90%, 09/15/57 (b),(c),(f),(g)	4,635,000	3,844,343
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(f),(g)	$129,000	$111,356

		453,981,689

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Interest Only Commercial Mortgage-Backed Securities — 0.8%
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(c),(f),(g),(i)	$19,612,000	$860,967
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(c),(f),(g),(i)	5,347,000	492,774
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (b),(c),(f),(g),(i)	5,918,000	287,337
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.10%, 08/10/47 (b),(c),(g),(i)	16,750,257	516,461
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.75%, 06/15/57 (b),(c),(g),(i)	36,938,280	917,288
Series 2015-C3, Class XA, 0.72%, 08/15/48 (b),(c),(g),(i)	99,407,077	2,746,916
Series 2019-C18, Class XD, 1.45%, 12/15/52 (b),(c),(f),(g),(i)	4,452,333	480,968
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(c),(f),(g),(i)	64,579,000	703,653
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.76%, 10/25/34 (b),(c),(g),(i)	13,043,739	3,548,614
Series K049, Class X3, 1.55%, 10/25/43 (b),(c),(g),(i)	2,177,000	127,494
Series K061, Class X1, 0.18%, 11/25/26 (b),(c),(g),(i)	17,844,955	182,607
Series K071, Class X1, 0.29%, 11/25/27 (b),(c),(g),(i)	89,059,704	1,593,812
Series K089, Class X3, 2.30%, 01/25/46 (b),(c),(g),(i)	7,963,000	1,249,920
Series K095, Class X3, 2.10%, 08/25/47 (b),(c),(g),(i)	9,297,000	1,371,289
Series K102, Class X3, 1.89%, 12/25/46 (b),(c),(g),(i)	20,880,337	2,862,047
Series K105, Class X3, 1.92%, 06/25/30 (b),(c),(g),(i)	8,413,000	1,196,118
Series K122, Class X3, 2.63%, 01/25/49 (b),(c),(g),(i)	1,000,000	207,802
Series K154, Class X1, 0.31%, 11/25/32 (b),(c),(g),(i)	33,006,975	902,048
Series K725, Class X1, 0.70%, 01/25/24 (b),(c),(g),(i)	141,200,788	2,582,986
Series KG01, Class X3, 3.12%, 05/25/29 (b),(c),(g),(i)	9,477,000	2,037,915
Series KG04, Class X3, 2.63%, 11/25/30 (b),(g),(i)	1,000,000	202,001
Series KLU1, Class X3, 3.97%, 01/25/31 (b),(c),(g),(i)	25,095,034	4,352,809
Series KLU2, Class X1, 1.03%, 08/25/29 (b),(c),(g),(i)	63,804,809	4,404,701
Series KLU2, Class X3, 3.97%, 08/25/29 (b),(c),(g),(i)	9,476,533	2,153,561
Series KS11, Class XFX, 1.60%, 06/25/29 (b),(c),(g),(i)	25,265,000	2,722,658
Series KW08, Class X3, 3.19%, 10/25/31 (b),(c),(g),(i)	6,701,000	1,342,921
Series KW09, Class X3, 3.01%, 06/25/29 (b),(c),(g),(i)	6,654,000	1,365,747
Series KW10, Class X3, 2.72%, 10/25/32 (b),(c),(g),(i)	5,935,000	1,109,786
Federal National Mortgage Association,
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(c),(i)	12,364,191	321,617
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(i)	29,020,886	248,303
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (b),(c),(f),(g),(i)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.16%, 07/10/52 (b),(c),(f),(g),(i)	2,219,000	198,862
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.43%, 11/13/52 (b),(c),(f),(g),(i)	4,231,000	446,167
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(c),(f),(g),(i)	20,401,000	255,523
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(f),(i)	7,351,600	100,254

		44,094,078

Total North America		945,872,281

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,013,096,193)		960,798,716

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.2%
North America — 0.2%
Inverse Interest Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 6.00%, 10/20/45 (b),(g),(i)	$5,826,174	$1,160,300
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 6.05%, 11/20/45 (b),(g),(i)	5,890,190	1,313,088
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 6.05%, 07/20/47 (b),(g),(i)	5,343,768	927,780
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 6.05%, 08/20/47 (b),(g),(i)	6,086,437	1,321,274
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 6.05%, 10/20/47 (b),(g),(i)	6,384,287	1,264,312
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 6.00%, 04/20/47 (b),(g),(i)	5,504,239	1,085,304
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 6.05%, 05/20/47 (b),(g),(i)	5,680,294	1,149,396
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 6.05%, 04/20/48 (b),(g),(i)	7,760,188	1,623,563
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 6.00%, 05/20/48 (b),(g),(i)	5,884,752	966,912
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 6.05%, 07/20/48 (b),(g),(i)	4,945,588	667,561

		11,479,490

Total North America		11,479,490

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $11,485,553)		11,479,490

MUNICIPALS — 0.6%
North America — 0.6%
California Housing Finance, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(c),(g)	15,220,675	306,849
Puerto Rico,
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A), 5.00%, 07/01/41 (c),(k)	5,505,000	3,839,737
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A), 5.50%, 07/01/39 (c),(k)	3,740,000	2,730,200
GO, Series 2014 A, (SER A), 8.00%, 07/01/35 (c),(k)	32,250,000	22,091,250

Total North America		28,968,036

TOTAL MUNICIPALS (COST $21,597,103)		28,968,036

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
Invesco Emerging Markets Sovereign Debt ETF (b)	4,662	134,452
iShares Core MSCI Emerging Markets ETF (b)	30,691	1,904,070
SPDR Dow Jones International Real Estate ETF (b),(c)	27,250	928,952
Vanguard Emerging Markets Government Bond ETF (b)	1,375	113,162
Vanguard FTSE Emerging Markets ETF (b)	36,544	1,831,220
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	29,423	1,597,963

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Vanguard Real Estate ETF (b),(c)	$7,077	$601,050

TOTAL EXCHANGE-TRADED FUNDS (COST $6,991,232)		7,110,869

WARRANTS — 0.2%
Amplitude Healthcare Acquisition Corp. (a),(b)	150,000	217,500
Ascendant Digital Acquisition Corp. (a),(b)	266,000	454,860
Bespoke Capital Acquisition Corp. (a),(b)	375,000	450,000
Capstar Special Purpose Acquisition Corp. (a),(b)	268,650	378,797
Chardan Healthcare Acquisition 2 Corp. (a),(b)	297,500	294,525
CHP Merger Corp., Class A (a),(b)	291,000	369,570
Churchill Capital Corp. IV (a),(b)	208,860	317,467
CM Life Sciences, Inc., A Shares(a),(b)	232,466	634,632
Crescent Acquisition Corp. (a),(b)	375,000	551,250
DFP Healthcare Acquisitions Corp., A Shares(a),(b)	206,351	402,384
E.Merge Technology Acquisition Corp. (a),(b)	213,333	320,000
Foley Trasimene Acquisition Corp., Class A (a),(b)	194,000	490,820
GigCapital2, Inc. (a),(b)	500,000	980,000
GS Acquisition Holdings Corp. II (a),(b)	160,800	411,648
LIV Capital Acquisition Corp. (a),(b)	210,000	147,000
McLaren Racing Ltd. (a),(b)	22,935	3,136,363
Osprey Technology Acquisition Corp. (a),(b)	474,375	697,331
RedBall Acquisition Corp. (a),(b)	181,700	407,008
SC Health Corp. (a),(b)	123,794	167,122
SCVX Corp., Class A (a),(b)	214,286	364,286
Subversive Capital Acquisition Corp. (a),(b)	308,459	508,957
Trebia Acquisition Corp. (a),(b)	209,746	436,272
TWC Tech Holdings II Corp. (a),(b)	238,400	402,896
Union Acquisition Corp. II (a),(b)	525,000	498,750

TOTAL WARRANTS
(COST $5,979,455)		13,039,438

INVESTMENTS IN INVESTEE FUNDS — 6.6%
North America — 6.6%
Aeolus Property Catastrophe Keystone PF Fund LP (a),(o)	3	108,407,584
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 175,020,651) (a),(o)	1,750,207	165,289,503
PIMCO ILS Fund SP II (a),(o)	2	12,289,472
Saba Capital Carry Neutral Tail Hedge Offshore Fund Ltd. (cost $ 42,250,000) (a),(o)	1	41,606,396
Saba Capital Carry Neutral Tail Hedge Partners, L.P. (cost $ 22,750,000) (a),(o)	1	22,431,859

Total North America		350,024,814

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $349,903,048)		350,024,814

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0%
GigCapital2, Inc. (a),(b)	$500,000	$206,550

TOTAL RIGHTS (COST $0)		206,550

TOTAL LONG-TERM INVESTMENTS (COST $4,250,683,257)		4,378,061,860

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.6%
Exchange-Traded Call Options — 0.4%
BRENT CRUDE FUTURE DEC21	60.00 USD	10/26/21	600	30,450,000	$1,267,637	$1,488,000	$220,363
CRUDE OIL FUTURE DEC21	50.00 USD	10/26/21	50	2,537,500	200,001	335,500	135,499
CRUDE OIL FUTURE DEC21	70.00 USD	11/16/21	125	5,960,000	62,690	87,500	24,810
CRUDE OIL FUTURE JUN21	50.00 USD	05/17/21	50	2,431,500	66,576	176,500	109,924
NATURAL GAS FUTURE APR21	3.00 USD	03/26/21	375	9,517,500	833,337	304,125	(529,212)
NATURAL GAS FUTURE APR21	3.25 USD	03/26/21	75	1,903,500	58,700	32,625	(26,075)
NATURAL GAS FUTURE APR21	4.00 USD	03/26/21	75	1,903,500	22,700	4,875	(17,825)
NATURAL GAS FUTURE APR22	2.50 USD	03/28/22	75	1,821,750	216,950	236,025	19,075
NATURAL GAS FUTURE APR22	3.00 USD	03/28/22	75	1,821,750	119,638	126,225	6,587
NATURAL GAS FUTURE APR23	3.00 USD	03/28/23	139	3,195,610	272,349	140,112	(132,237)
NATURAL GAS FUTURE AUG21	3.00 USD	07/27/21	375	10,181,250	833,337	660,750	(172,587)
NATURAL GAS FUTURE AUG21	3.25 USD	07/27/21	75	2,036,250	58,700	83,625	24,925
NATURAL GAS FUTURE AUG21	4.00 USD	07/27/21	75	2,036,250	22,700	21,225	(1,475)
NATURAL GAS FUTURE AUG22	2.50 USD	07/26/22	75	1,841,250	216,950	203,625	(13,325)
NATURAL GAS FUTURE AUG22	3.00 USD	07/26/22	75	1,841,250	119,638	95,325	(24,313)
NATURAL GAS FUTURE AUG23	3.00 USD	07/26/23	139	3,260,940	272,349	103,277	(169,072)
NATURAL GAS FUTURE DEC23	3.00 USD	11/27/23	139	3,716,860	272,349	344,442	72,093
NATURAL GAS FUTURE FEB21	2.75 USD	01/26/21	440	11,171,600	299,475	421,960	122,485
NATURAL GAS FUTURE FEB21	3.00 USD	01/26/21	500	12,695,000	1,906,335	226,000	(1,680,335)
NATURAL GAS FUTURE FEB21	3.25 USD	01/26/21	565	14,345,350	322,509	128,820	(193,689)
NATURAL GAS FUTURE FEB21	3.50 USD	01/26/21	337	8,556,430	424,745	46,169	(378,576)
NATURAL GAS FUTURE FEB21	3.75 USD	01/26/21	1,499	41,072,600	375,040	140,906	(234,134)
NATURAL GAS FUTURE FEB21	4.25 USD	01/26/21	1,999	50,754,610	325,863	115,942	(209,921)
NATURAL GAS FUTURE FEB21	5.00 USD	01/26/21	250	6,347,500	380,005	8,750	(371,255)
NATURAL GAS FUTURE FEB23	3.00 USD	01/26/23	139	3,808,600	272,349	545,436	273,087
NATURAL GAS FUTURE JAN22	3.50 USD	12/28/21	250	7,515,000	1,201,293	778,000	(423,293)
NATURAL GAS FUTURE JAN23	3.00 USD	12/22/22	50	348,625	375	12,863	12,488
NATURAL GAS FUTURE JAN23	3.00 USD	12/27/22	139	3,876,710	272,349	523,613	251,264
NATURAL GAS FUTURE JUL21	3.00 USD	06/25/21	375	10,068,750	833,336	573,000	(260,336)
NATURAL GAS FUTURE JUL21	3.25 USD	06/25/21	75	2,013,750	58,700	70,425	11,725
NATURAL GAS FUTURE JUL21	4.00 USD	06/25/21	75	2,013,750	22,700	15,825	(6,875)
NATURAL GAS FUTURE JUL22	2.50 USD	06/27/22	75	1,835,250	216,950	197,850	(19,100)
NATURAL GAS FUTURE JUL22	3.00 USD	06/27/22	75	1,835,250	119,638	91,350	(28,288)
NATURAL GAS FUTURE JUL23	3.00 USD	06/27/23	139	3,249,820	272,349	100,080	(172,269)
NATURAL GAS FUTURE JUN21	3.00 USD	05/25/21	375	9,791,250	833,336	464,250	(369,086)
NATURAL GAS FUTURE JUN21	3.25 USD	05/25/21	75	1,958,250	58,700	54,900	(3,800)
NATURAL GAS FUTURE JUN21	4.00 USD	05/25/21	757	19,765,270	344,352	105,980	(238,372)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE JUN22	2.50 USD	05/25/22	75	1,809,000	$216,950	$184,950	$(32,000)
NATURAL GAS FUTURE JUN22	3.00 USD	05/25/22	75	1,809,000	119,638	84,600	(35,038)
NATURAL GAS FUTURE JUN23	3.00 USD	05/25/23	139	3,195,610	272,349	88,265	(184,084)
NATURAL GAS FUTURE MAR21	2.50 USD	02/23/21	412	10,407,120	1,214,360	969,024	(245,336)
NATURAL GAS FUTURE MAR21	3.25 USD	02/23/21	750	18,945,000	543,878	345,000	(198,878)
NATURAL GAS FUTURE MAR21	4.25 USD	02/23/21	535	13,514,100	775,829	63,130	(712,699)
NATURAL GAS FUTURE MAR21	9.00 USD	02/23/21	300	7,578,000	198,756	1,500	(197,256)
NATURAL GAS FUTURE MAR21	3.50 USD	02/23/21	3,115	78,684,900	5,402,760	853,510	(4,549,250)
NATURAL GAS FUTURE MAR21	3.00 USD	02/23/21	1,554	39,254,040	4,588,039	1,246,308	(3,341,731)
NATURAL GAS FUTURE MAR21	4.00 USD	02/23/21	638	16,115,880	1,743,409	92,510	(1,650,899)
NATURAL GAS FUTURE MAR23	3.00 USD	02/23/23	139	3,612,610	272,349	498,871	226,522
NATURAL GAS FUTURE MAY21	3.00 USD	04/27/21	375	9,581,250	833,336	364,875	(468,461)
NATURAL GAS FUTURE MAY21	3.25 USD	04/27/21	75	1,916,250	58,700	40,650	(18,050)
NATURAL GAS FUTURE MAY21	4.00 USD	04/27/21	75	1,916,250	22,700	6,300	(16,400)
NATURAL GAS FUTURE MAY22	2.50 USD	04/26/22	75	1,788,000	216,950	186,375	(30,575)
NATURAL GAS FUTURE MAY22	3.00 USD	04/26/22	75	1,788,000	119,638	88,650	(30,988)
NATURAL GAS FUTURE MAY23	3.00 USD	04/25/23	139	3,148,350	272,349	92,157	(180,192)
NATURAL GAS FUTURE NOV23	3.00 USD	10/26/23	139	3,416,620	272,349	182,646	(89,703)
NATURAL GAS FUTURE OCT21	3.00 USD	09/27/21	375	10,278,750	833,336	812,625	(20,711)
NATURAL GAS FUTURE OCT21	3.25 USD	09/27/21	75	2,055,750	58,700	109,650	50,950
NATURAL GAS FUTURE OCT21	3.50 USD	09/27/21	128	3,508,480	118,422	124,160	5,738
NATURAL GAS FUTURE OCT21	4.00 USD	09/27/21	450	12,334,500	423,958	187,200	(236,758)
NATURAL GAS FUTURE OCT22	2.50 USD	09/27/22	75	1,843,500	216,950	215,325	(1,625)
NATURAL GAS FUTURE OCT22	3.00 USD	09/27/22	75	1,843,500	119,638	105,300	(14,338)
NATURAL GAS FUTURE OCT23	3.00 USD	09/26/23	139	3,287,350	272,349	121,764	(150,585)
NATURAL GAS FUTURE SEP21	3.00 USD	08/26/21	375	10,170,000	833,336	709,125	(124,211)
NATURAL GAS FUTURE SEP21	3.25 USD	08/26/21	75	2,034,000	58,700	92,325	33,625
NATURAL GAS FUTURE SEP21	4.00 USD	08/26/21	75	2,013,750	22,700	23,925	1,225
NATURAL GAS FUTURE SEP22	2.50 USD	08/26/22	75	1,826,250	216,950	200,250	(16,700)
NATURAL GAS FUTURE SEP22	3.00 USD	08/26/22	75	1,826,250	119,638	95,100	(24,538)
NATURAL GAS FUTURE SEP23	3.00 USD	08/28/23	139	3,244,260	272,349	104,111	(168,238)
US IR	1.02 USD	02/05/21	75,400,000	75,400,000	399,620	304,627	(94,993)
WTI CRUDE FUTURE DEC21	45.00 USD	11/16/21	367	17,498,560	1,921,508	2,825,900	904,392

					$36,489,493	$20,486,583	$(16,002,910)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options — 0.2%
CRUDE OIL FUTURE FEB21	25.00 USD	01/14/21	375	18,195,000	$83,070	$3,750	$(79,320)
CRUDE OIL FUTURE FEB21	35.00 USD	01/14/21	377	18,292,040	502,852	11,310	(491,542)
CRUDE OIL FUTURE MAR21	35.00 USD	02/17/21	377	18,333,510	658,984	71,630	(587,354)
INR vs USD	74.37 USD	01/04/21	40,500,000	40,500,000	966,533	736,978	(229,555)
NATURAL GAS FUTURE APR21	2.00 USD	03/26/21	257	6,522,660	228,359	105,884	(122,475)
NATURAL GAS FUTURE APR21	2.25 USD	03/26/21	376	9,542,880	310,264	382,392	72,128
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	76	1,747,240	16,641	29,412	12,771
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	76	1,782,960	16,641	15,884	(757)
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	76	2,032,240	16,640	11,780	(4,860)
NATURAL GAS FUTURE FEB21	2.00 USD	01/26/21	129	3,275,310	31,627	23,220	(8,407)
NATURAL GAS FUTURE FEB21	2.25 USD	01/26/21	578	14,675,420	328,556	348,534	19,978
NATURAL GAS FUTURE FEB21	2.40 USD	01/26/21	150	3,808,500	360,776	165,000	(195,776)
NATURAL GAS FUTURE FEB21	2.75 USD	01/26/21	214	5,433,460	555,201	656,766	101,565
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	76	2,082,400	16,640	17,252	612
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	76	2,119,640	16,640	10,944	(5,696)
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	76	1,776,880	16,640	15,960	(680)
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	76	1,747,240	16,640	17,252	612
NATURAL GAS FUTURE MAR21	2.00 USD	02/23/21	981	24,780,060	595,617	368,856	(226,761)
NATURAL GAS FUTURE MAR21	2.50 USD	02/23/21	1,601	40,441,260	3,406,236	3,349,292	(56,944)
NATURAL GAS FUTURE MAR21	2.25 USD	02/23/21	1,691	42,714,660	1,768,708	1,694,382	(74,326)
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	76	1,975,240	16,640	26,068	9,428
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	76	1,721,400	16,640	21,964	5,324
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	76	1,868,080	16,640	11,780	(4,860)
NATURAL GAS FUTURE OCT21	2.00 USD	09/27/21	107	2,630,060	58,066	58,066	—
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	76	1,797,400	16,640	17,860	1,220
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	76	1,773,840	16,640	17,404	764

					$10,054,531	$8,189,620	$(1,864,911)

Total Purchased Options Outstanding					$46,544,024	$28,676,203	$(17,867,821)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT - MONEY MARKET FUNDS — 0.0%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, 0.01%, Institutional Class (b),(p)	2,449	$2,449

TOTAL SHORT-TERM INVESTMENT - MONEY MARKET FUNDS (COST $2,449)		2,449

TOTAL INVESTMENTS IN SECURITIES — 83.3% (COST $4,297,229,731)		4,406,740,512

TOTAL SECURITIES SOLD SHORT— (6.8)% (PROCEEDS $298,974,865)		(359,477,986)

Other Assets (q) — 23.5%		1,239,995,029

Net Assets — 100.0%		$5,287,257,555

Security Description	Shares	Value
SECURITIES SOLD SHORT — (6.8)%
COMMON STOCK — (6.8)%
Africa — (0.0)%
Materials — (0.0)%
Harmony Gold Mining Co. Ltd., ADR	34,500	$(161,460)
Metals & Mining — (0.0)%
Gold Fields Ltd., ADR	20,000	(185,400)

Total Africa		(346,860)

Asia — (0.5)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	8,500	(614,210)
ICICI Bank Ltd., ADR	91,400	(1,358,204)
KB Financial Group, Inc., ADR	2,700	(106,920)
Mitsubishi UFJ Financial Group, Inc., ADR	23,300	(103,219)
Mizuho Financial Group, Inc., ADR	6,100	(15,555)
Shinhan Financial Group Co. Ltd., ADR	1,600	(47,616)
Sumitomo Mitsui Financial Group, Inc., ADR	19,600	(120,932)

		(2,366,656)

Consumer Discretionary Products — (0.1)%
Honda Motor Co. Ltd., ADR	10,800	(305,100)
Kandi Technologies Group, Inc.	22,400	(154,560)
Li Auto, Inc., ADR	86,800	(2,502,444)
Toyota Motor Corp., ADR	3,400	(525,538)
XPeng, Inc., ADR	66,700	(2,856,761)

		(6,344,403)

Consumer Discretionary Services — (0.0)%
Ambow Education Holding Ltd., ADR	300	(651)
Bright Scholar Education Holdings Ltd., ADR	500	(2,880)
Melco Resorts & Entertainment Ltd., ADR	11,800	(218,890)
OneSmart International Education Group Ltd., ADR	700	(2,660)
Tarena International, Inc., ADR	3,800	(11,552)

		(236,633)

Consumer Services — (0.0)%
RISE Education Cayman Ltd., ADR	1,176	(7,197)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Consumer Staple Products — (0.0)%
China Xiangtai Food Co. Ltd.	2,000	$(1,908)

Financial Services — (0.0)%
Hudson Capital, Inc.	1,980	(7,168)
LexinFintech Holdings Ltd., ADR	11,000	(73,700)
ORIX Corp., ADR	200	(15,466)

		(96,334)

Gaming, Lodging & Restaurants — (0.0)%
Huazhu Group Ltd., ADR	20,000	(900,600)

Health Care — (0.0)%
111, Inc., ADR	100	(695)
China SXT Pharmaceuticals, Inc.	4,100	(1,348)
Happiness Biotech Group Ltd.	600	(1,104)
Lianluo Smart Ltd., A Shares	25	(104)
Takeda Pharmaceutical Co. Ltd., ADR	17,691	(321,976)

		(325,227)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc., ADR	3,100	(16,523)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	1,600	(17,696)
Fanhua, Inc., ADR	800	(9,632)

		(27,328)

Materials — (0.0)%
Antelope Enterprise Holdings Ltd.	500	(1,255)
POSCO, ADR	100	(6,231)
Vedanta Ltd., ADR	8,700	(76,386)

		(83,872)

Media — (0.1)%
Baidu, Inc., ADR	3,700	(800,088)
Bilibili, Inc., ADR	2,100	(180,012)
Dada Nexus Ltd., ADR	4,100	(149,650)
iQIYI, Inc., ADR	91,600	(1,601,168)
LINE Corp., ADR	100	(5,198)
MakeMyTrip Ltd.	5,900	(174,227)
Tencent Music Entertainment Group, ADR	200	(3,848)
Trip.com Group Ltd., ADR	13,000	(438,490)
Uxin Ltd., ADR	23,000	(20,067)
Weibo Corp., ADR	900	(36,891)
Yatra Online, Inc.	1,000	(1,930)

		(3,411,569)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp., ADR	1,000	(44,600)
CNOOC Ltd., ADR	100	(9,165)
Recon Technology Ltd.	2,200	(3,234)

		(56,999)

Renewable Energy — (0.0)%
Jinksolar Holding Co., ADR	2,500	(154,675)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Retail - Discretionary — (0.0)%
Alibaba Group Holding Ltd., ADR	2,800	$(651,644)
Boqii Holding Ltd., ADR	100	(521)
JD.com, Inc., ADR	200	(17,580)

		(669,745)

Software — (0.0)%
GSX Techedu, Inc., ADR	19,500	(1,008,345)
Kingsoft Cloud Holdings Ltd., ADR	6,200	(270,010)
Link Motion, Inc., ADR	11,000	0
NetEase, Inc., ADR	400	(38,308)
OneConnect Financial Technology Co. Ltd., ADR	4,700	(92,637)
Sea Ltd., ADR	2,100	(418,005)

		(1,827,305)

Software & Technology Services — (0.0)%
Agora, Inc., ADR	2,700	(106,812)
Datasea, Inc.	1,900	(3,800)
Infosys Ltd., ADR	5,100	(86,445)
Qutoutiao, Inc., ADR	23,000	(36,570)

		(233,627)

Specialty Finance — (0.0)%
FinVolution Group, ADR	900	(2,403)

Tech Hardware & Semiconductors — (0.2)%
Canaan, Inc., ADR	400	(2,372)
Huami Corp., ADR	200	(2,370)
Sony Corp., ADR	20,800	(2,102,880)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78,100	(8,516,024)
United Microelectronics Corp., ADR	3,700	(31,191)

		(10,654,837)

Technology Services — (0.0)%
Baozun, Inc., ADR	5,100	(175,185)
Wipro Ltd., ADR	2,066	(11,673)

		(186,858)

Telecommunications — (0.0)%
China Unicom Hong Kong Ltd., ADR	200	(1,136)
Chindata Group Holdings Ltd., ADR	500	(11,980)
Chunghwa Telecom Co. Ltd., ADR	600	(23,172)
KT Corp., ADR	500	(5,505)
PLDT, Inc., ADR	1,100	(30,701)
PT Telekomunikasi Indonesia Persero Tbk, ADR	1,100	(25,872)
SK Telecom Co. Ltd., ADR	2,700	(66,096)

		(164,462)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	10,500	(21,420)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Utilities — (0.0)%
Korea Electric Power Corp., ADR	2,300	$(28,221)

Total Asia		(27,818,802)

Europe — (0.4)%
Asset Management — (0.0)%
UBS Group AG	41,500	(586,395)

Automotive — (0.0)%
Ferrari NV	900	(206,568)
Fiat Chrysler Automobiles NV	19,800	(358,182)

		(564,750)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	22,100	(109,174)
Banco Santander SA, ADR	137,836	(420,400)
Barclays plc, ADR	51,981	(415,328)
HSBC Holdings plc, ADR	49,626	(1,285,810)
ING Groep NV, ADR	12,000	(113,280)
Lloyds Banking Group plc, ADR	44,300	(86,828)
Natwest Group plc, ADR	10,300	(46,556)

		(2,477,376)

Biotechnology & Pharmaceuticals — (0.0)%
Novartis AG, ADR	1,200	(113,316)

Construction Materials — (0.0)%
CRH plc, ADR	6,800	(289,544)

Consumer Discretionary Products — (0.0)%
Veoneer, Inc.	500	(10,650)

Consumer Discretionary Services — (0.0)%
Esports Entertainment Group, Inc.	900	(5,715)
GAN Ltd.	8,000	(162,240)
InterContinental Hotels Group plc, ADR	300	(19,536)

		(187,491)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	19,400	(1,356,254)
Coca-Cola European Partners PLC	4,400	(219,252)
Diageo plc, ADR	300	(47,643)

		(1,623,149)

Consumer Staple Products — (0.1)%
British American Tobacco plc, ADR	25,100	(940,999)
Unilever plc, ADR	14,300	(863,148)

		(1,804,147)

Financial Services — (0.0)%
Credit Suisse Group AG, ADR	5,949	(76,147)

Health Care — (0.0)%
Artelo Biosciences, Inc.	4,600	(3,358)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Calliditas Therapeutics AB, ADR	100	$(3,399)
Centogene NV	800	(8,624)
Grifols SA, ADR	4,800	(88,512)
Koninklijke Philips NV	8,638	(467,920)
Smith & Nephew plc, ADR	1,000	(42,170)
Tiziana Life Sciences plc, ADR	5,500	(11,110)

		(625,093)

Industrial Products — (0.0)%
ABB Ltd., ADR	26,800	(749,328)

Industrial Services — (0.0)%
Ardmore Shipping Corp.	900	(2,943)
Globus Maritime Ltd.	100	(571)
Ryanair Holdings plc, ADR	10,700	(1,176,786)
SFL Corp. Ltd.	600	(3,768)

		(1,184,068)

Insurance — (0.0)%
Prudential plc, ADR	5,200	(192,036)

Machinery — (0.0)%
CNH Industrial NV	100	(1,284)

Media — (0.0)%
Jumia Technologies AG, ADR	27,600	(1,113,660)
Liberty Global plc, Class A	11,700	(283,374)
Pearson plc, ADR	700	(6,426)
WISeKey International Holding Ltd., ADR	400	(2,836)
WPP plc, ADR	2,300	(124,384)

		(1,530,680)

Medical Equipment & Devices — (0.0)%
Alcon, Inc.	4,600	(303,508)

Metals & Mining — (0.0)%
Ferroglobe PLC	400	0

Oil, Gas & Coal — (0.0)%
Equinor ASA, ADR	200	(3,284)
Royal Dutch Shell plc, ADR	300	(10,542)

		(13,826)

Semiconductors — (0.1)%
ASML Holding NV	6,500	(3,170,180)

Software & Technology Services — (0.0)%
RELX plc, ADR	600	(14,796)
SAP SE, ADR	9,900	(1,290,861)

		(1,305,657)

Specialty Finance — (0.0)%
Fly Leasing Ltd., ADR	300	(2,955)

Tech Hardware & Semiconductors — (0.0)%
Nokia Oyj, ADR	74,700	(292,077)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	100	$(3,712)

		(295,789)

Telecommunications — (0.0)%
Telefonica SA, ADR	28,919	(116,833)
Vodafone Group plc, ADR	37,600	(619,648)

		(736,481)

Transportation & Logistics — (0.0)%
Diana Shipping, Inc.	653	(1,260)
Euronav SA	8,800	(70,400)
Frontline Ltd.	42,040	(261,489)
GasLog Ltd.	21,200	(78,864)
Golden Ocean Group Ltd.	1,880	(8,704)
Scorpio Tankers, Inc.	4,342	(48,587)
Star Bulk Carriers Corp.	6,300	(55,629)

		(524,933)

Utilities — (0.0)%
National Grid plc, ADR	5,900	(348,277)

Total Europe		(18,717,060)

Middle East — (0.1)%
Biotechnology & Pharmaceuticals — (0.0)%
Compugen Ltd.	300	(3,633)

Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR	2,100	(8,568)

Hardware — (0.0)%
Kornit Digital Ltd.	1,700	(151,521)

Health Care — (0.0)%
Cellect Biotechnology Ltd., ADR	900	(1,944)
Intec Pharma Ltd.	1,215	(4,192)
Teva Pharmaceutical Industries Ltd., ADR	71,700	(691,905)

		(698,041)

Materials — (0.0)%
Evogene Ltd.	2,400	(11,280)
ICL Group Ltd.	1,600	(8,080)

		(19,360)

Media — (0.1)%
Eros STX Global Corp.	49,300	(89,726)
Fiverr International Ltd.	3,600	(702,360)

		(792,086)

Oil, Gas & Coal — (0.0)%
Borr Drilling Ltd.	10,500	(8,549)

Software & Technology Services — (0.0)%
JFrog Ltd.	2,600	(163,358)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tech Hardware & Semiconductors — (0.0)%
Nano Dimension Ltd., ADR	52,200	$(475,020)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	600	(3,234)

Total Middle East		(2,323,370)

North America — (5.6)%
Apparel & Textile Products — (0.0)%
Capri Holdings Ltd.	40,200	(1,688,400)
Fossil Group, Inc.	6,300	(54,621)

		(1,743,021)

Asset Management — (0.0)%
Artisan Partners Asset Management, Inc., Class A	1,700	(85,578)
BrightSphere Investment Group PLC	1,700	(32,776)
Carlyle Group, Inc. (The)	5,900	(185,496)
Focus Financial Partners, Inc., Class A	700	(30,450)

		(334,300)

Automotive — (0.1)%
Aptiv plc	17,700	(2,306,133)
General Motors Co.	49,300	(2,052,852)

		(4,358,985)

Banking — (0.1)%
Allegiance Bancshares, Inc.	500	(17,065)
Ameris Bancorp	5,699	(216,961)
Atlantic Union Bankshares Corp.	400	(13,176)
Banc of California, Inc.	2,900	(42,659)
Banco Latinoamericano de Comercio Exterior SA, Class E	2,300	(36,409)
Bank of Montreal	800	(60,824)
Bank of Nova Scotia	13,700	(740,348)
BankUnited, Inc.	3,000	(104,340)
Berkshire Hills Bancorp, Inc.	500	(8,560)
Byline Bancorp, Inc.	200	(3,090)
Canadian Imperial Bank of Commerce	2,600	(222,222)
Capitol Federal Financial, Inc.	6,700	(83,750)
Credicorp Ltd.	2,500	(410,050)
Customers Bancorp, Inc.	2,500	(45,450)
CVB Financial Corp.	300	(5,850)
FB Financial Corp.	1,600	(55,568)
First Hawaiian, Inc.	200	(4,716)
First Midwest Bancorp, Inc.	100	(1,592)
First Republic Bank	8,900	(1,307,677)
Fulton Financial Corp.	100	(1,272)
Glacier Bancorp, Inc.	300	(13,803)
Great Western Bancorp, Inc.	300	(6,270)
Hilltop Holdings, Inc.	200	(5,502)
Independent Bank Corp.	100	(7,304)
Independent Bank Group, Inc.	800	(50,016)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Meta Financial Group, Inc.	1,700	$(62,152)
Old National Bancorp	200	(3,312)
Pacific Premier Bancorp, Inc.	420	(13,158)
Park National Corp.	100	(10,501)
Pinnacle Financial Partners, Inc.	6,400	(412,160)
PNC Financial Services Group, Inc.	5,700	(849,300)
Renasant Corp.	1,800	(60,624)
Royal Bank of Canada	6,200	(508,772)
Simmons First National Corp., Class A	800	(17,272)
South State Corp.	2,000	(144,600)
Sterling Bancorp	27,408	(492,796)
SVB Financial Group	500	(193,915)
TCF Financial Corp.	14,147	(523,722)
Triumph Bancorp, Inc.	1,300	(63,115)
United Bankshares, Inc.	300	(9,720)
Webster Financial Corp.	800	(33,720)
Western Alliance Bancorp	800	(47,960)
WSFS Financial Corp.	300	(13,464)

		(6,924,737)

Biotechnology & Pharmaceuticals — (0.2)%
Acorda Therapeutics, Inc.	14,800	(10,213)
Adamis Pharmaceuticals Corp.	12,300	(5,967)
Alnylam Pharmaceuticals, Inc.	100	(12,997)
Ampio Pharmaceuticals, Inc.	57,312	(91,126)
Anixa Biosciencies, Inc.	4,662	(14,312)
Arbutus Biopharma Corp.	300	(1,065)
Assertio Holdings, Inc.	24,000	(8,582)
Aurinia Pharmaceuticals, Inc.	7,900	(109,257)
Biogen Idec, Inc.	13,900	(3,403,554)
BioMarin Pharmaceutical, Inc.	7,000	(613,830)
Coherus Biosciences, Inc.	11,900	(206,822)
Collegium Pharmaceutical, Inc.	100	(2,003)
Elanco Animal Health, Inc.	45,700	(1,401,619)
Endo International plc	26,200	(188,116)
Evoke Pharma, Inc.	100	(263)
Evolus, Inc.	6,800	(22,848)
Guardant Health, Inc.	9,700	(1,250,136)
Inovio Pharmaceuticals, Inc.	400	(3,540)
Intra-Cellular Therapies, Inc.	2,900	(92,220)
Lumos Pharma, Inc.	222	(7,928)
Myovant Sciences Ltd.	200	(5,524)
NantKwest, Inc.	400	(5,332)
Neurobo Pharmaceuticals, Inc.	92	(29)
Neurocrine Biosciences, Inc.	100	(9,585)
Novan, Inc.	16,096	(13,086)
PDL BioPharma, Inc.	4,500	(11,115)
SELLAS Life Sciences Group, Inc.	2,067	(12,009)
Sorrento Therapeutics, Inc.	81,500	(556,238)
Stoke Therapeutics, Inc.	1,300	(80,509)
TG Therapeutics, Inc.	13,000	(676,260)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
TransMedics Group, Inc.	1,400	$(27,860)
Trillium Therapeutics, Inc.	26,800	(394,228)
United Therapeutics Corp.	199	(30,206)
UroGen Pharma Ltd.	2,300	(41,446)
Vaxart, Inc.	26,100	(149,031)
VBI Vaccines, Inc.	1,200	(3,300)
Veru, Inc.	8,600	(74,390)
Vir Biotechnology, Inc.	11,500	(307,970)
Xencor, Inc.	700	(30,541)
Zosano Pharma Corp.	21,496	(11,331)

		(9,886,388)

Chemicals — (0.0)%
AgroFresh Solutions, Inc.	900	(2,043)
Amyris, Inc.	16,300	(100,653)
Avient Corp.	400	(16,112)
DuPont de Nemours, Inc.	2,500	(177,775)
GCP Applied Technologies, Inc.	1,700	(40,205)
LyondellBasell Industries NV, Class A	900	(82,494)
Nutrien Ltd.	9,401	(452,752)
Tronox Holdings PLC, Class A	17,200	(251,464)

		(1,123,498)

Commercial Services — (0.0)%
Aramark	900	(34,632)
GP Strategies Corp.	100	(1,186)
Interpace Biosciences, Inc.	1,160	(3,642)
NV5 Global, Inc.	1,100	(86,658)
Willdan Group, Inc.	500	(20,850)

		(146,968)

Construction Materials — (0.0)%
Advanced Drainage Systems, Inc.	300	(25,074)
Trex Co., Inc.	14,300	(1,197,196)

		(1,222,270)

Consumer Discretionary Products — (0.2)%
American Woodmark Corp.	1,700	(159,545)
AYRO, Inc.	3,600	(21,888)
BorgWarner, Inc.	7,640	(295,210)
Brunswick Corp.	200	(15,248)
Canada Goose Holdings, Inc.	2,100	(62,517)
Carter’s, Inc.	8,700	(818,409)
Columbia Sportswear Co.	1,200	(104,856)
Cooper Tire & Rubber Co.	6,200	(251,100)
Deckers Outdoor Corp.	1,300	(372,814)
ElectraMeccanica Vehicles Corp.	12,400	(76,756)
Green Brick Partners, Inc.	100	(2,296)
Hanesbrands, Inc.	38,700	(564,246)
Harley-Davidson, Inc.	27,300	(1,001,910)
Hasbro, Inc.	2,700	(252,558)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
HNI Corp.	100	$(3,484)
Hooker Furniture Corp.	600	(19,350)
Hovnanian Enterprises, Class A	416	(13,670)
Iconix Brand Group, Inc.	2,310	(2,910)
Lakeland Industries, Inc.	2,400	(65,400)
Lear Corp.	5,500	(874,665)
Lennar Corp., Class A	424	(32,321)
Magna International, Inc.	200	(14,160)
Mattel, Inc.	50,500	(881,225)
Methode Electronics, Inc.	500	(19,140)
Mohawk Group Holdings, Inc.	400	(6,884)
Mohawk Industries, Inc.	1,200	(169,140)
Motorcar Parts of America, Inc.	1,000	(19,620)
Newell Brands, Inc.	40,418	(858,074)
PVH Corp.	10,000	(938,900)
Sequential Brands Group, Inc.	415	(5,955)
Skechers U.S.A., Inc., Class A	2,500	(89,850)
Skyline Champion Corp.	200	(6,188)
Smith & Wesson Brands, Inc.	12,500	(221,875)
Steven Madden Ltd.	7,950	(280,794)
Thor Industries, Inc.	200	(18,598)
Toll Brothers, Inc.	6,000	(260,820)
Tupperware Brands Corp.	2,300	(74,497)
Visteon Corp.	300	(37,656)
Westport Fuel Systems, Inc.	11,100	(59,163)
Whirlpool Corp.	1,200	(216,588)
XPEL, Inc.	300	(15,468)

		(9,205,748)

Consumer Discretionary Services — (0.2)%
Bally’s Corp.	1,100	(55,253)
BJ’s Restaurants, Inc.	4,300	(165,507)
Bright Horizons Family Solutions, Inc.	1,600	(276,784)
Brinker International, Inc.	2,300	(130,111)
Choice Hotels International, Inc.	3,700	(394,901)
Darden Restaurants, Inc.	3,400	(405,008)
Dave & Buster’s Entertainment, Inc.	14,700	(441,294)
Drive Shack, Inc.	12,267	(29,195)
El Pollo Loco Holdings, Inc.	4,700	(85,070)
Hyatt Hotels Corp., Class A	3,800	(282,150)
Kura Sushi USA, Inc., Class A	800	(15,600)
Las Vegas Sands Corp.	74,200	(4,422,320)
Laureate Education, Inc., Class A	7,200	(104,832)
Liberty Media Corp-Liberty Braves, Class C	1,100	(27,368)
Live Nation Entertainment, Inc.	1,100	(80,828)
Luby’s, Inc.	900	(2,556)
Madison Square Garden Entertainment Corp.	300	(31,512)
Madison Square Garden Sports Corp.	100	(18,410)
Marriott International, Inc., Class A	1,000	(131,920)
MGM Resorts International	26,000	(819,260)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Potbelly Corp.	2,500	$(11,000)
RCI Hospitality Holdings, Inc.	100	(3,944)
Regis Corp.	7,200	(66,168)
SCWorx Corp.	2,600	(3,562)
Starbucks Corp.	400	(42,792)
Target Hospitality Corp.	100	(158)
Vail Resorts, Inc.	600	(167,376)
Wynn Resorts Ltd.	33,400	(3,768,522)
XpresSpa Group, Inc.	29,100	(34,629)

		(12,018,030)

Consumer Products — (0.0)%
22nd Century Group, Inc.	12,700	(27,940)
Alkaline Water Co., Inc. (The)	22,800	(23,028)
B&G Foods, Inc.	6,900	(191,337)
Cronos Group, Inc.	63,600	(441,384)
Fresh Del Monte Produce, Inc.	2,100	(50,547)
Helen of Troy Ltd.	2,300	(511,037)
Pilgrim’s Pride Corp.	2,100	(41,181)
Primo Water Corp.	100	(1,560)
TreeHouse Foods, Inc.	500	(21,245)
Vector Group Ltd.	10,328	(120,321)

		(1,429,580)

Consumer Services — (0.0)%
Rent-A-Center, Inc.	600	(22,974)
Strategic Education, Inc.	525	(50,048)

		(73,022)

Consumer Staple Products — (0.1)%
Aurora Cannabis, Inc.	43,700	(363,147)
Beyond Meat, Inc.	18,700	(2,337,500)
Brown-Forman Corp., Class B	1,500	(119,145)
Cadiz, Inc.	700	(7,455)
Celsius Holdings, Inc.	11,800	(593,658)
Coty, Inc., Class A	202,985	(1,424,955)
Darling Ingredients, Inc.	3,700	(213,416)
Edgewell Personal Care Co.	4,500	(155,610)
Estee Lauder Cos., Inc. (The), Class A	1,800	(479,142)
Greenlane Holdings, Inc., Class A	300	(1,188)
Hain Celestial Group, Inc.	1,700	(68,255)
Inter Parfums, Inc.	100	(6,049)
Keurig Dr Pepper, Inc.	5,400	(172,800)
Limoneira Co.	500	(8,325)
NewAge, Inc.	27,200	(71,536)
Ocean Bio-Chem, Inc.	600	(8,016)
Organigram Holdings, Inc.	21,100	(28,063)
Post Holdings, Inc.	4,000	(404,040)
Sanderson Farms, Inc.	400	(52,880)
Simply Good Foods Co. (The)	5,700	(178,752)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tejon Ranch Co.	300	$(4,335)
Tilray, Inc.	41,300	(341,138)
Universal Corp.	2,100	(102,081)
Village Farms International, Inc.	100	(1,014)
Vital Farms, Inc.	500	(12,655)

		(7,155,155)

Containers & Packaging — (0.0)%
Amcor plc	38,800	(456,676)

Design, Manufacturing & Distribution — (0.0)%
Benchmark Electronics, Inc.	2,600	(70,226)
Flex Ltd.	46,100	(828,878)
SYNNEX Corp.	2,700	(219,888)

		(1,118,992)

Distributors - Consumer Staples — (0.0)%
Bunge Ltd.	8,500	(557,430)
Grocery Outlet Holding Corp.	5,700	(223,725)
Performance Food Group Co.	800	(38,088)

		(819,243)

Distributors - Discretionary — (0.0)%
G-III Apparel Group Ltd.	300	(7,122)
Pool Corp.	200	(74,500)

		(81,622)

Electrical Equipment — (0.0)%
Babcock & Wilcox Enterprises, Inc.	8	(28)
Energous Corp.	13,800	(24,840)
IntriCon Corp.	500	(9,050)
Mesa Laboratories, Inc.	200	(57,328)
Novanta, Inc.	1,200	(141,864)

		(233,110)

Engineering & Construction Services — (0.0)%
Construction Partners, Inc., Class A	500	(14,555)
frontdoor, Inc.	50	(2,510)
Kratos Defense & Security Solutions, Inc.	1,300	(35,659)

		(52,724)

Financial Services — (0.1)%
Affiliated Managers Group, Inc.	300	(30,510)
Altus Midstream	710	(33,697)
Brookfield Asset Management, Inc., Class A	41,375	(1,707,546)
Charles Schwab Corp.	83,697	(4,439,289)
Columbia Financial, Inc.	1,300	(20,228)
Credit Acceptance Corp.	700	(242,298)
Discover Financial Services	300	(27,159)
Encore Capital Group, Inc.	2,300	(89,585)
Evercore, Inc., Class A	200	(21,928)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Greenhill & Co., Inc.	1,700	$(20,638)
Marathon Patent Group, Inc.	19,700	(205,668)
Morgan Stanley	3,400	(233,002)
PHENIXFIN Corp.	120	(3,397)
Rocket Cos., Inc., Class A	2,600	(52,572)
Stifel Financial Corp.	4,700	(237,162)
Waddell & Reed Financial, Inc., Class A	800	(20,376)
World Acceptance Corp.	400	(40,888)

		(7,425,943)

Gaming, Lodging & Restaurants — (0.1)%
Caesars Entertainment, Inc.	10,476	(778,052)
DraftKings, Inc., Class A	110,000	(5,121,600)
Fiesta Restaurant Group, Inc.	2,200	(25,080)
Marriott Vacations Worldwide Corp.	4,900	(672,378)
Playa Hotels & Resorts NV	9,100	(54,145)
Red Robin Gourmet Burgers, Inc.	2,100	(40,383)
Restaurant Brands International, Inc.	5,579	(340,933)

		(7,032,571)

Hardware — (0.0)%
CommScope Holding Co., Inc.	14,700	(196,980)
Dell Technologies, Inc., Class C	8,170	(598,779)
GoPro, Inc., Class A	36,300	(300,564)
Lumentum Holdings, Inc.	5	(474)
Maxar Technologies, Inc.	3,000	(115,770)
Ubiquiti, Inc.	500	(139,255)

		(1,351,822)

Health Care — (0.4)%
Abeona Therapeutics, Inc.	2,100	(3,297)
Accolade, Inc.	5,500	(239,250)
Achieve Life Sciences, Inc.	1,800	(14,580)
Actinium Pharmaceuticals, Inc.	1,986	(15,491)
Adial Pharmaceuticals, Inc.	400	(680)
ADMA Biologics, Inc.	29,300	(57,135)
Advaxis, Inc.	14,300	(4,986)
Aerpio Pharmaceuticals, Inc.	200	(196)
Aeterna Zentaris, Inc.	10,524	(4,478)
Agios Pharmaceuticals, Inc.	100	(4,333)
AIkido Pharma, Inc.	100	(95)
Akouos, Inc.	900	(17,847)
Allena Pharmaceuticals, Inc.	1,900	(2,432)
Allied Healthcare Products, Inc.	1,200	(5,844)
Allovir, Inc.	1,700	(65,348)
Alpha Pro Tech Ltd.	4,200	(46,830)
ALX Oncology Holdings, Inc.	100	(8,620)
American Well Corp., Class A	8,000	(202,640)
Anavex Life Sciences Corp.	8,700	(46,980)
Applied Molecular Transport, Inc.	900	(27,693)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Aptose Biosciences, Inc.	500	$(2,190)
Aquestive Therapeutics, Inc.	200	(1,070)
Aspira Women’s Health, Inc.	6,800	(45,628)
AtriCure, Inc.	1,500	(83,505)
Avalon GloboCare Corp.	5,900	(6,608)
Avanos Medical, Inc.	2,200	(100,936)
Avenue Therapeutics, Inc.	900	(5,355)
Avidity Biosciences, Inc.	200	(5,104)
Avinger, Inc.	26,248	(11,552)
Aytu BioScience, Inc.	3,390	(20,272)
Beam Therapeutics, Inc.	3,500	(285,740)
Bellicum Pharmaceuticals, Inc.	1,470	(5,189)
Berkeley Lights, Inc.	2,100	(187,761)
Biocept, Inc.	4,110	(18,248)
Biolase, Inc.	28,900	(12,043)
Biomerica, Inc.	2,600	(12,948)
BioNano Genomics, Inc.	39,000	(120,120)
BioSig Technologies, Inc.	500	(1,950)
BioTelemetry, Inc.	800	(57,664)
Blueprint Medicines Corp.	100	(11,215)
Bruker Corp.	300	(16,239)
Cancer Genetics, Inc.	1,200	(3,324)
Cantel Medical Corp.	100	(7,886)
Capital Senior Living Corp.	246	(3,036)
Cassava Sciences, Inc.	8,400	(57,288)
Catabasis Pharmaceuticals, Inc.	400	(856)
Catalent, Inc.	3,000	(312,210)
cbdMD, Inc.	800	(2,360)
Cellular Biomedicine Group, Inc.	700	(12,866)
Celsion Corp.	700	(498)
Check Cap Ltd.	700	(322)
Chembio Diagnostics, Inc.	6,200	(29,450)
CHF Solutions, Inc.	820	(5,715)
China Pharma Holdings, Inc.	2,000	(892)
Cigna Corp.	2,900	(603,722)
Clovis Oncology, Inc.	27,300	(131,040)
Co-Diagnostics, Inc.	8,300	(77,190)
Cocrystal Pharma, Inc.	21,200	(28,832)
Corcept Therapeutics, Inc.	1,100	(28,776)
Curis, Inc.	3,900	(31,941)
CVS Health Corp.	9,100	(621,530)
Danaher Corp.	900	(199,926)
DermTech, Inc.	1,000	(32,440)
DexCom, Inc.	700	(258,804)
Edwards Lifesciences Corp.	5,600	(510,888)
Electromed, Inc.	600	(5,886)
Eloxx Pharmaceuticals, Inc.	100	(398)
Emergent BioSolutions, Inc.	2,600	(232,960)
Ensign Group, Inc.	200	(14,584)
Enveric Biosciences, Inc.	475	(2,023)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Enzo Biochem, Inc.	5,200	$(13,104)
Equillium, Inc.	1,100	(5,885)
Evofem Biosciences, Inc.	21,000	(50,610)
EyePoint Pharmaceuticals, Inc.	100	(658)
Fennec Pharmaceuticals, Inc.	1,500	(11,175)
Frequency Therapeutics, Inc.	100	(3,526)
Fulgent Genetics, Inc.	2,300	(119,830)
Generation Bio Co.	700	(19,845)
Genprex, Inc.	3,200	(13,280)
Geovax Labs, Inc.	1,100	(3,718)
Glaukos Corp.	3,000	(225,780)
Global Blood Therapeutics, Inc.	300	(12,993)
GoodRx Holdings, Inc., Class A	2,400	(96,816)
Gritstone Oncology, Inc.	200	(788)
Guardion Health Sciences, Inc.	11,300	(4,690)
Hancock Jaffe Laboratories, Inc.	660	(5,709)
Heat Biologics, Inc.	4,028	(21,590)
Henry Schein, Inc.	100	(6,686)
Hepion Pharmaceuticals, Inc.	1,800	(3,942)
Heron Therapeutics, Inc.	600	(12,699)
Homology Medicines, Inc.	100	(1,129)
HTG Molecular Diagnostics, Inc.	633	(3,032)
Humanigen, Inc.	200	(3,500)
IGM Biosciences, Inc.	600	(52,974)
Inari Medical, Inc.	4,900	(427,721)
Inmune Bio, Inc.	800	(13,776)
Inspire Medical Systems, Inc.	100	(18,809)
Integra LifeSciences Holdings Corp.	1,200	(77,904)
InVivo Therapeutics Holdings Corp.	1,300	(1,016)
iRhythm Technologies, Inc.	1,100	(260,931)
Jaguar Health, Inc.	19,100	(15,567)
Jazz Pharmaceuticals plc	4,400	(726,220)
Krystal Biotech, Inc.	500	(30,000)
Kymera Therapeutics, Inc.	100	(6,200)
Lannett Co., Inc.	200	(1,304)
Legend Biotech Corp., ADR	100	(2,816)
Lexicon Pharmaceuticals, Inc.	15,900	(54,378)
Lipocine, Inc.	900	(1,224)
Marker Therapeutics, Inc.	200	(290)
Masimo Corp.	200	(53,676)
MediciNova, Inc.	200	(1,052)
Milestone Scientific, Inc.	5,200	(11,024)
Monopar Therapeutics, Inc.	100	(612)
Nabriva Therapeutics plc	1,300	(3,146)
Neovasc, Inc.	700	(666)
Nkarta, Inc.	600	(36,882)
Novavax, Inc.	19,700	(2,196,747)
Nurix Therapeutics, Inc.	100	(3,288)
Nymox Pharmaceutical Corp.	400	(992)
Obalon Therapeutics, Inc.	1,600	(2,400)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ocugen, Inc.	50,200	$(91,866)
Omeros Corp.	600	(8,571)
Oncocyte Corp.	3,500	(8,365)
Optinose, Inc.	100	(414)
Oragenics, Inc.	26,600	(11,943)
Organovo Holdings, Inc.	905	(11,132)
ORIC Pharmaceuticals, Inc.	500	(16,925)
OrthoPediatrics Corp.	200	(8,250)
Osmotica Pharmaceuticals plc	100	(411)
Patterson Cos., Inc.	2,400	(71,112)
PAVmed, Inc.	6,900	(14,628)
PerkinElmer, Inc.	2,000	(287,000)
PhaseBio Pharmaceuticals, Inc.	2,500	(8,400)
Pliant Therapeutics, Inc.	200	(4,544)
PolarityTE, Inc.	12,199	(8,295)
Prelude Therapeutics, Inc.	200	(14,310)
Progyny, Inc.	3,900	(165,321)
Pulmonx Corp.	100	(6,902)
Qualigen Therapeutics, Inc.	100	(301)
Relay Therapeutics, Inc.	500	(20,780)
ResMed, Inc.	3,500	(743,960)
Retractable Technologies, Inc.	100	(1,074)
Revance Therapeutics, Inc.	200	(5,668)
REVOLUTION Medicines, Inc.	400	(15,836)
Rockwell Medical, Inc.	2,100	(2,121)
Royalty Pharma plc, Class A	6,300	(315,315)
Sarepta Therapeutics, Inc.	3,200	(545,568)
Scholar Rock Holding Corp.	900	(43,677)
SCYNEXIS, Inc.	1,600	(12,240)
Seagen, Inc.	600	(105,084)
Senseonics Holdings, Inc.	800	(697)
Sio Gene Therapies, Inc.	5,000	(13,900)
SmileDirectClub, Inc.	100	(1,174)
Soligenix, Inc.	5,300	(6,784)
STAAR Surgical Co.	200	(15,844)
Stryker Corp.	200	(49,008)
Sundial Growers, Inc.	236,200	(111,841)
Sunesis Pharmaceuticals, Inc.	5,540	(11,025)
Taro Pharmaceutical Industries Ltd.	300	(22,026)
Teligent, Inc.	2,200	(1,650)
Thermo Fisher Scientific, Inc.	16,800	(7,825,104)
ThermoGenesis Holdings, Inc.	1,400	(2,926)
Titan Pharmaceuticals, Inc.	100	(329)
Tonix Pharmaceuticals Holding Corp.	59,400	(40,095)
Tyme Technologies, Inc.	200	(244)
UNITY Biotechnology, Inc.	400	(2,096)
Vaccinex, Inc.	1,000	(2,070)
Viatris, Inc.	68,001	(1,274,339)
Viela Bio, Inc.	2,400	(86,328)
VolitionRX Ltd.	2,700	(10,503)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	100	$(28,331)
XBiotech, Inc.	1,300	(20,345)
Xenetic Biosciences, Inc.	100	(204)
Xtant Medical Holdings, Inc.	4,500	(5,382)
Yumanity Therapeutics, Inc.	200	(3,400)
Zomedica Corp.	45,500	(10,492)

		(21,736,485)

Health Care Facilities & Services — (0.0)%
Acasti Pharma, Inc.	30,000	(9,750)
Genesis Healthcare, Inc.	4,500	(2,181)
Acadia Healthcare Co., Inc.	2,200	(110,572)
Centene Corp.	700	(42,021)
DaVita, Inc.	2,900	(340,460)
Elanco Animal Health, Inc.	6,500	0
HealthEquity, Inc.	4,400	(306,724)
LHC Group, Inc.	2,183	(465,678)
NeoGenomics, Inc.	12,600	(678,384)
Surgery Partners, Inc.	2,200	(63,822)

		(2,019,592)

Home & Office Products — (0.0)%
LGI Homes, Inc.	4,100	(433,985)

Industrial Products — (0.2)%
Advanced Energy Industries, Inc.	3,800	(368,486)
Aerojet Rocketdyne Holdings, Inc.	100	(5,285)
AeroVironment, Inc.	900	(78,210)
AgEagle Aerial Systems, Inc.	17,900	(107,400)
Alamo Group, Inc.	500	(68,975)
Allied Motion Technologies, Inc.	100	(5,110)
Argan, Inc.	1,200	(53,388)
Astec Industries, Inc.	1,800	(104,184)
Badger Meter, Inc.	200	(18,812)
Belden, Inc.	300	(12,570)
Blink Charging Co.	9,500	(406,125)
Bloom Energy Corp.	14,600	(418,436)
CAE, Inc.	200	(5,548)
Caterpillar, Inc.	14,900	(2,712,098)
Chart Industries, Inc.	1,800	(212,022)
Eastman Kodak Co.	23,900	(194,546)
Enerpac Tool Group Corp.	4,100	(92,701)
Fuel Tech, Inc.	7,500	(29,100)
Generac Holdings, Inc.	200	(45,482)
General Electric Co.	175,700	(1,897,560)
GreenPower Motor Co., Inc.	300	(8,733)
Howmet Aerospace, Inc.	595	(16,981)
Itron, Inc.	500	(47,950)
John Bean Technologies Corp.	1,900	(216,353)
Mercury Systems, Inc.	1,400	(123,284)
Middleby Corp.	8,100	(1,044,252)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
MSA Safety, Inc.	400	$(59,756)
MTS Systems Corp.	100	(5,816)
Nikola Corp.	27,100	(413,546)
Rekor Systems, Inc.	1,100	(8,877)
Research Frontiers, Inc.	1,600	(4,496)
Rockwell Automation, Inc.	1,800	(451,458)
Stoneridge, Inc.	700	(21,161)
Terex Corp.	3,600	(125,604)
Textron, Inc.	3,000	(144,990)
Timken Co. (The)	300	(23,208)
Tredegar Corp.	400	(6,680)
Trimble, Inc.	4,700	(313,819)
Triumph Group, Inc.	4,900	(61,544)
Universal Security Instruments, Inc.	200	(1,002)
Wabtec Corp.	5,275	(386,130)
Xylem, Inc.	100	(10,179)

		(10,331,857)

Industrial Services — (0.1)%
ASGN, Inc.	2,100	(175,413)
CAI International, Inc.	100	(3,124)
Comfort Systems USA, Inc.	700	(36,862)
Copa Holdings SA, Class A	1,600	(123,568)
CryoPort, Inc.	200	(8,776)
Diamond S Shipping, Inc.	5,600	(37,296)
Dorian LPG Ltd.	100	(1,219)
Eagle Bulk Shipping, Inc.	303	(5,757)
Echo Global Logistics, Inc.	100	(2,682)
EVI Industries, Inc.	200	(5,984)
Expeditors International of Washington, Inc.	100	(9,511)
GFL Environmental ,Inc.	5,800	(169,244)
Granite Construction, Inc.	500	(13,355)
Harsco Corp.	1,000	(17,980)
International Seaways, Inc.	2,300	(37,559)
MSC Industrial Direct Co., Inc., Class A	100	(8,439)
Nordic American Tankers Ltd.	9,700	(28,615)
Orbital Energy Group, Inc.	100	(192)
Rollins, Inc.	13,000	(507,910)
RR Donnelley & Sons Co.	834	(1,885)
Schnitzer Steel Industries, Inc., Class A	1,400	(44,674)
SEACOR Marine Holdings, Inc.	2,200	(5,962)
SiteOne Landscape Supply, Inc.	100	(15,863)
Stericycle, Inc.	4,200	(291,186)
Team, Inc.	2,800	(30,520)
TOP Ships, Inc.	12,300	(14,883)
United Parcel Service, Inc., Class B	1,200	(202,080)
United Rentals, Inc.	6,500	(1,507,415)

		(3,307,954)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Institutional Financial Services — (0.1)%
Goldman Sachs Group, Inc.	7,900	$(2,083,309)
Intercontinental Exchange, Inc.	2,600	(299,754)
Moelis & Co., Class A	1,700	(79,492)

		(2,462,555)

Insurance — (0.1)%
Ambac Financial Group, Inc.	6,000	(92,280)
American International Group, Inc.	42,200	(1,597,692)
Arch Capital Group Ltd.	100	(3,607)
Axis Capital Holdings Ltd.	1,800	(90,702)
Cincinnati Financial Corp.	200	(17,474)
CNO Financial Group, Inc.	400	(8,892)
eHealth, Inc.	8,000	(564,880)
Enstar Group Ltd.	100	(20,489)
Erie Indemnity Co., Class A	400	(98,240)
FedNat Holding Co.	100	(592)
GoHealth, Inc., Class A	2,000	(27,320)
HCI Group, Inc.	300	(15,690)
Kemper Corp.	200	(15,366)
Kinsale Capital Group, Inc.	1,500	(300,195)
Lemonade, Inc.	10,600	(1,298,500)
Manulife Financial Corp.	4,400	(78,408)
MBIA, Inc.	1,200	(7,896)
National General Holdings Corp.	6,600	(225,588)
Palomar Holdings, Inc.	800	(71,072)
ProSight Global, Inc.	100	(1,283)
Third Point Reinsurance Ltd.	100	(952)
Travelers Cos., Inc.	100	(14,037)
Trupanion, Inc.	800	(95,768)
Voya Financial, Inc.	400	(23,524)

		(4,670,447)

Iron & Steel — (0.0)%
Arch Resources, Inc.	3,100	(135,687)
Warrior Met Coal, Inc.	10,400	(221,728)

		(357,415)

Leisure Products — (0.0)%
Fox Factory Holding Corp.	3,900	(412,269)
LCI Industries	1,800	(233,424)
Nautilus, Inc.	9,300	(168,702)

		(814,395)

Machinery — (0.0)%
Altra Industrial Motion Corp.	1,700	(94,231)
CIRCOR International, Inc.	1,700	(65,348)
Helios Technologies, Inc.	800	(42,632)
Ingersoll Rand, Inc.	11,952	(544,533)
SPX FLOW, Inc.	1,700	(98,532)

		(845,276)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Manufactured Goods — (0.0)%
RBC Bearings, Inc.	200	$(35,808)

Materials — (0.1)%
Albemarle Corp.	7,500	(1,106,400)
American Vanguard Corp.	100	(1,552)
Barrick Gold Corp.	24,248	(552,370)
Century Aluminum Co.	15,900	(175,377)
Cleveland-Cliffs, Inc.	29,600	(430,976)
Compass Minerals International, Inc.	900	(55,548)
Document Security Systems, Inc.	600	(3,744)
Eastman Chemical Co.	300	(30,084)
Element Solutions, Inc.	400	(7,092)
Energy Fuels, Inc.	20,300	(86,478)
Ferro Corp.	500	(7,315)
Fortuna Silver Mines, Inc.	4,400	(36,256)
Greif, Inc., Class A	2,700	(126,576)
International Tower Hill Mines Ltd.	1,500	(2,070)
Intrepid Potash, Inc.	100	(2,415)
Kronos Worldwide, Inc.	1,300	(19,383)
LSB Industries, Inc.	2,000	(6,780)
Martin Marietta Materials, Inc.	200	(56,794)
Mercer International, Inc.	3,700	(37,925)
Minerals Technologies, Inc.	100	(6,212)
North American Construction Group Ltd.	1,800	(17,784)
Novagold Resources, Inc.	35,500	(343,285)
Packaging Corp. of America	900	(124,119)
Pan American Silver Corp.	9,000	(310,590)
PQ Group Holdings, Inc.	100	(1,426)
Quaker Chemical Corp.	900	(228,051)
Seabridge Gold, Inc.	5,200	(109,564)
SilverCrest Metals, Inc.	700	(7,826)
Turquoise Hill Resources Ltd.	2,870	(35,645)
Uranium Energy Corp.	16,700	(29,392)
WD-40 Co.	300	(79,704)
Westwater Resources, Inc.	5,800	(28,594)
Worthington Industries, Inc.	1,500	(77,010)

		(4,144,337)

Media — (0.7)%
Activision Blizzard, Inc.	7,500	(696,375)
AutoWeb, Inc.	4,000	(9,880)
Booking Holdings, Inc.	2,300	(5,122,721)
Boston Omaha Corp., Class A	1,600	(44,240)
Cardlytics, Inc.	5,700	(813,789)
Cinedigm Corp.	40,200	(25,921)
DHI Group, Inc.	900	(1,998)
Discovery, Inc., Class A	41,300	(1,242,717)
Dolphin Entertainment, Inc.	580	(1,972)
Electronic Arts, Inc.	2,800	(402,080)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A	2,736	$(41,833)
Expedia, Inc.	16,716	(2,213,198)
fuboTV, Inc.	800	(22,400)
Gannett Co., Inc.	16,914	(56,831)
Gray Television, Inc.	10,400	(186,056)
Groupon, Inc.	8,875	(337,206)
Houghton Mifflin Harcourt Co.	27,100	(90,243)
IAC/InterActiveCorp	600	(113,610)
IMAX Corp.	200	(3,604)
Inuvo, Inc.	30,200	(13,678)
IZEA Worldwide, Inc.	15,000	(27,300)
Liberty Media Corp-Liberty SiriusXM	1,700	(73,967)
Liberty Media Group, Class A	1,492	(56,681)
Lyft, Inc., Class A	52,523	(2,580,455)
Magnite, Inc.	7,800	(239,538)
Match Group, Inc.	11,200	(1,693,328)
Media General, Inc.	12,100	0
MSG Networks, Inc.	2,300	(33,902)
News Corp., Class A	17,900	(321,663)
Nexstar Media Group, Inc., Class A	5,511	(601,746)
NTN Buzztime, Inc.	800	(1,792)
Quotient Technology, Inc.	2,400	(22,608)
Remark Holdings, Inc.	30,800	(58,520)
Roku, Inc.	6,000	(1,992,120)
Take-Two Interactive Software, Inc.	200	(41,558)
Trade Desk, Inc. (The), Class A	8,700	(6,968,700)
Trxade Group, Inc.	100	(529)
Twitter, Inc.	8,100	(438,615)
Uber Technologies, Inc.	37,300	(1,902,300)
Upwork, Inc.	5,600	(193,312)
ViacomCBS, Inc., Class B	39,729	(1,480,303)
Walt Disney Co.	45,900	(8,316,162)
Warner Music Group Corp., Class A	2,700	(102,573)

		(38,588,024)

Medical Equipment & Devices — (0.2)%
Adaptive Biotechnologies Corp.	4,800	(283,824)
Apyx Medical Corp.	700	(5,040)
BioLife Solutions, Inc.	1,700	(67,813)
DENTSPLY SIRONA, Inc.	18,700	(979,132)
Envista Holdings Corp.	400	(13,492)
Exact Sciences Corp.	27,400	(3,630,226)
IDEXX Laboratories, Inc.	700	(349,909)
Insulet Corp.	200	(51,126)
LivaNova plc	400	(26,484)
Microbot Medical, Inc.	2,200	(15,158)
OPKO Health, Inc.	26,299	(103,881)
OraSure Technologies, Inc.	300	(3,175)
Pacific Biosciences of California, Inc.	53,900	(1,398,166)
Penumbra, Inc.	2,800	(490,000)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Pulse Biosciences, Inc.	1,430	$(34,120)
Quidel Corp.	1,200	(215,580)
Second Sight Medical Products, Inc.	7,123	(13,320)
Shockwave Medical, Inc.	5,200	(539,344)
Silk Road Medical, Inc.	2,300	(144,854)
Stereotaxis, Inc.	900	(4,581)
T2 Biosystems, Inc.	200	(256)
TransEnterix, Inc.	2,130	(1,331)
Varian Medical Systems, Inc.	3,800	(665,038)
Venus Concept, Inc.	100	(177)
Veracyte, Inc.	400	(19,576)
Zynex, Inc.	9,900	(133,254)

		(9,188,857)

Metals & Mining — (0.0)%
Cameco Corp.	6,500	(87,100)
First Majestic Silver Corp.	49,200	(661,248)
Livent Corp.	6,200	(116,808)

		(865,156)

Oil, Gas & Coal — (0.2)%
Abraxas Petroleum Corp.	2,545	(5,828)
Amplify Energy Corp.	734	(961)
Antero Midstream Corp.	62,800	(484,188)
Baker Hughes a GE Co.	1,300	(27,105)
Berry Petroleum Corp.	2,000	(7,360)
Bonanza Creek Energy, Inc.	3,300	(63,789)
Cabot Oil & Gas Corp.	28,200	(459,096)
Cheniere Energy, Inc.	5,600	(336,168)
Chevron Corp. (b)	12,070	(1,019,311)
Clean Energy Fuels Corp.	18,200	(143,052)
CNX Resources Corp.	4,900	(52,920)
Comstock Resources, Inc.	800	(3,496)
Contango Oil & Gas Co.	7,100	(16,259)
Delek US Holdings, Inc.	7,939	(127,580)
Denbury, Inc.	600	(15,414)
Diamondback Energy, Inc.	100	(4,840)
Dril-Quip, Inc.	3,900	(115,518)
Earthstone Energy, Inc., Class A	3,300	(17,589)
Enbridge, Inc.	16,122	(515,743)
EQT Corp.	23,400	(297,414)
Equitrans Midstream Corp.	39,700	(319,188)
Exxon Mobil Corp. (b)	106,445	(4,387,663)
Forum Energy Technologies, Inc.	850	(10,115)
Frank’s International NV	17,000	(46,580)
FTS International, Inc., Class A	5	(96)
Geospace Technologies Corp.	300	(2,568)
Hess Corp.	700	(36,953)
ION Geophysical Corp.	4,600	(11,178)
KLX Energy Services Holdings, Inc.	1,400	(9,044)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Laredo Petroleum, Inc.	2,550	$(50,235)
Liberty Oilfield Services, Inc., Class A	9,200	(94,852)
Murphy USA, Inc.	100	(13,087)
Nabors Industries Ltd.	416	(24,224)
National Energy Services Reunited Corp.	3,000	(29,790)
New Fortress Energy LLC	3,300	(176,847)
Northern Oil and Gas, Inc.	8,890	(77,876)
Par Pacific Holdings, Inc.	2,200	(30,756)
Penn Virginia Corp.	1,900	(19,285)
Phillips 66	1,700	(118,898)
Ramaco Resources, Inc.	1,300	(3,744)
Range Resources Corp.	7,287	(48,823)
Ring Energy, Inc.	8,300	(5,477)
SilverBow Resources, Inc.	1,800	(9,558)
Smart Sand, Inc.	4,500	(7,740)
Solaris Oilfield Infrastructure, Inc., Class A	2,200	(17,908)
Southwestern Energy Co.	91,112	(271,514)
Sundance Energy, Inc.	1,600	(2,784)
Talos Energy, Inc.	1,800	(14,832)
Tellurian, Inc.	1,800	(2,304)
TETRA Technologies, Inc.	15,800	(13,612)
Tidewater, Inc.	2,700	(23,328)
World Fuel Services Corp.	6,400	(199,424)

		(9,793,914)

Passenger Transportation — (0.0)%
Bristow Group, Inc.	33	(869)

Real Estate — (0.2)%
Alexandria Real Estate Equities, Inc.	300	(53,466)
American Campus Communities, Inc.	9,400	(402,038)
Americold Realty Trust	7,900	(294,907)
Apartment Investment and Management Co., Class A	45	(238)
Apple Hospitality REIT, Inc.	32,200	(415,702)
Ashford Hospitality Trust, Inc.	16,400	(42,476)
Braemar Hotels & Resorts, Inc.	4,722	(21,768)
Brixmor Property Group, Inc.	13,700	(226,735)
BRT Apartments Corp.	500	(7,600)
CBRE Group, Inc., Class A	4,400	(275,968)
Chatham Lodging Trust	4,500	(48,600)
Clipper Realty, Inc.	600	(4,230)
Cousins Properties, Inc.	15,398	(515,833)
Crown Castle International Corp.	1,200	(191,028)
Cushman & Wakefield plc	2,700	(40,041)
CyrusOne, Inc.	2,700	(197,505)
DiamondRock Hospitality Co.	37,200	(306,900)
Digital Realty Trust, Inc.	700	(97,657)
Douglas Emmett, Inc.	600	(17,508)
Essential Properties Realty Trust, Inc.	7,300	(154,760)
eXp World Holdings, Inc.	600	(37,872)
Fathom Holdings, Inc.	200	(7,208)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Five Point Holdings LLC, Class A	2,100	$(11,466)
Franklin Street Properties Corp.	100	(437)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	200	(12,686)
Healthcare Trust of America, Inc., Class A	800	(22,032)
Hersha Hospitality Trust	2,500	(19,725)
Host Hotels & Resorts, Inc.	94,700	(1,385,461)
Industrial Logistics Properties Trust	1,400	(32,606)
Iron Mountain, Inc.	13,700	(403,876)
iStar, Inc.	2,200	(32,670)
JBG SMITH Properties	1,200	(37,524)
Jones Lang LaSalle, Inc.	2,900	(430,273)
Kite Realty Group Trust	8,000	(119,680)
Life Storage, Inc.	700	(83,573)
Mack-Cali Realty Corp.	10,600	(132,076)
Marcus & Millichap, Inc.	400	(14,892)
New Senior Investment Group, Inc.	7,401	(38,337)
NexPoint Residential Trust, Inc.	1,600	(67,696)
Office Properties Income Trust	3,973	(90,267)
Pebblebrook Hotel Trust	26,800	(503,840)
Physicians Realty Trust	2,000	(35,600)
Piedmont Office Realty Trust, Inc., Class A	100	(1,623)
PotlatchDeltic Corp.	5,521	(276,160)
Rayonier, Inc.	500	(14,690)
Rexford Industrial Realty, Inc.	6,400	(314,304)
RLJ Lodging Trust	12,100	(171,215)
Seritage Growth Properties	10,100	(148,268)
Service Properties Trust	3,500	(40,215)
St Joe Co.	400	(16,980)
Sunstone Hotel Investors, Inc.	600	(6,798)
Ventas, Inc.	8,700	(426,648)
Vornado Realty Trust	29,400	(1,097,796)
Washington Real Estate Investment Trust	6,200	(134,106)
Welltower, Inc.	29,200	(1,886,904)
Wheeler Real Estate Investment Trust, Inc.	52	(144)
Xenia Hotels & Resorts, Inc.	4,800	(72,960)

		(11,443,568)

Recreation Facilities & Services — (0.1)%
Cinemark Holdings, Inc.	36,600	(637,206)
Virgin Galactic Holdings, Inc.	67,500	(1,601,775)

		(2,238,981)

Renewable Energy — (0.2)%
Ballard Power Systems, Inc.	24,500	(573,300)
Beam Global	1,900	(140,182)
Cleanspark, Inc.	7,200	(209,160)
First Solar, Inc.	200	(19,784)
Flux Power Holdings, Inc.	1,800	(31,032)
FuelCell Energy, Inc.	99,029	(1,106,154)
Gevo, Inc.	38,000	(161,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Pacific Ethanol, Inc.	7,700	$(41,811)
Plug Power, Inc.	137,000	(4,645,670)
Renewable Energy Group, Inc.	6,400	(453,248)
SunPower Corp.	2,000	(51,280)

		(7,433,121)

Retail & Wholesale - Staples — (0.1)%
Big Lots, Inc.	10,200	(437,886)
HF Foods Group, Inc.	1,900	(14,288)
Kroger Co. (The)	15,100	(479,576)
PriceSmart, Inc.	1,300	(118,417)
Rite Aid Corp.	6,288	(99,539)
United Natural Foods, Inc.	1,100	(17,567)
Walgreens Boots Alliance, Inc.	27,400	(1,092,712)
Walmart, Inc. (b)	8,580	(1,236,807)

		(3,496,792)

Retail - Consumer Staples — (0.1)%
Five Below, Inc.	12,202	(2,135,106)
Sprouts Farmers Market, Inc.	2,000	(40,200)

		(2,175,306)

Retail - Discretionary — (0.4)%
1-800-Flowers.com, Inc., Class A	300	(7,800)
ADDvantage Technologies Group, Inc.	500	(1,495)
Advance Auto Parts, Inc.	700	(110,257)
American Eagle Outfitters, Inc.	200	(4,014)
Aspen Aerogels, Inc.	200	(3,338)
Big 5 Sporting Goods Corp.	6,717	(68,581)
Boot Barn Holdings, Inc.	1,700	(73,712)
Buckle, Inc.	5,000	(146,000)
Builders FirstSource, Inc.	500	(20,405)
Burlington Stores, Inc.	3,000	(784,650)
CarParts.com, Inc.	14,800	(183,372)
Carvana Co.	21,800	(5,221,972)
Cato Corp., Class A	2,700	(25,893)
Chewy, Inc., Class A	12,900	(1,159,581)
Chico’s FAS, Inc.	11,300	(17,967)
Copart, Inc.	15,500	(1,972,375)
Express, Inc.	11,000	(10,010)
Freshpet, Inc.	1,100	(156,189)
GameStop Corp., Class A	21,600	(406,944)
Genesco, Inc.	1,000	(30,090)
Group 1 Automotive, Inc.	1,800	(236,052)
GrowGeneration Corp.	13,400	(538,948)
Hibbett Sports, Inc.	1,200	(55,416)
Hudson Technologies, Inc.	2,100	(2,289)
IAA, Inc.	200	(12,996)
Lithia Motors, Inc., Class A	2,700	(790,209)
LKQ Corp.	3,800	(133,912)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
LMP Automotive Holdings, Inc.	200	$(4,994)
Lovesac Co. (The)	1,600	(68,944)
Lululemon Athletica, Inc.	15,200	(5,290,056)
Monro, Inc.	2,600	(138,580)
Net Element, Inc.	1,500	(20,925)
NovaBay Pharmaceuticals, Inc.	12,900	(8,991)
Overstock.com, Inc.	9,300	(446,121)
PetIQ, Inc.	4,900	(188,405)
PetMed Express, Inc.	1,400	(44,884)
RH	300	(134,256)
Sally Beauty Holdings, Inc.	13,000	(169,520)
Stitch Fix, Inc., Class A	2,200	(129,184)
Ulta Salon Cosmetics & Fragrance, Inc.	100	(28,716)
Vroom, Inc.	24,000	(983,280)

		(19,831,323)

Semiconductors — (0.1)%
Marvell Technology Group Ltd.	125,070	(5,945,828)
MKS Instruments, Inc.	1,400	(210,630)
Universal Display Corp.	1,200	(275,760)

		(6,432,218)

Software — (0.5)%
Alteryx, Inc., Class A	7,500	(913,425)
ANSYS, Inc.	1,800	(654,840)
Appian Corp.	11,700	(1,896,453)
BlackBerry Ltd.	58,800	(389,844)
Cloudflare, Inc., Class A	26,900	(2,044,131)
Coupa Software, Inc.	12,200	(4,134,702)
Fastly, Inc., Class A	12,000	(1,048,440)
MongoDB, Inc.	7,600	(2,728,704)
MTBC, Inc.	600	(5,442)
Nuance Communications, Inc.	34,400	(1,516,696)
Ping Identity Holding Corp.	4,800	(137,472)
RingCentral, Inc., Class A	100	(37,897)
salesforce.com, Inc.	20,004	(4,451,490)
ServiceNow, Inc.	1,300	(715,559)
Smartsheet, Inc., Class A	16,900	(1,171,001)
Twilio, Inc., Class A	11,339	(3,838,252)
Upland Software, Inc.	2,700	(123,903)
VirnetX Holding Corp.	8,000	(40,320)
Workday, Inc., Class A	100	(23,961)
Yext, Inc.	200	(3,144)
Zynga, Inc., Class A	28,300	(279,321)

		(26,154,997)

Software & Technology Services — (0.3)%
Akerna Corp.	6,100	(19,764)
Anaplan, Inc.	200	(14,370)
Atlassian Corp. plc, Class A	3,500	(818,545)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Autodesk, Inc.	800	$(244,272)
BigCommerce Holdings, Inc.	700	(44,905)
Boxlight Corp., Class A	15,800	(24,174)
Cadence Design Systems, Inc.	200	(27,286)
Computer Programs & Systems, Inc.	300	(8,052)
Dun & Bradstreet Holdings, Inc.	100	(2,490)
Fiserv, Inc.	2,500	(284,650)
Genius Brands International, Inc.	79,400	(109,572)
Ideanomics, Inc.	74,000	(147,260)
Jamf Holding Corp.	500	(14,960)
Leidos Holdings, Inc.	800	(84,096)
Lightspeed POS, Inc.	500	(35,195)
MicroStrategy, Inc., Class A	300	(116,565)
NantHealth, Inc.	5,800	(18,734)
nCino, Inc.	2,900	(209,989)
Oblong, Inc.	700	(3,598)
Palantir Technologies, Inc., Class A	285,500	(6,723,525)
Paycom Software, Inc.	1,200	(542,700)
Pegasystems, Inc.	400	(53,304)
RealNetworks, Inc.	100	(156)
Riot Blockchain, Inc.	20,900	(355,091)
SailPoint Technologies Holding, Inc.	700	(37,268)
Shift4 Payments, Inc., Class A	100	(7,540)
SilverSun Technologies, Inc.	1,000	(2,860)
Snowflake, Inc., Class A	11,500	(3,236,100)
Splunk, Inc.	8,100	(1,376,109)
Sumo Logic, Inc.	1,000	(28,580)
Tabula Rasa HealthCare, Inc.	5,700	(244,188)
Thomson Reuters Corp.	900	(73,701)
TransUnion	200	(19,844)
Unity Software, Inc.	8,600	(1,319,842)
Vislink Technologies, Inc.	6,466	(8,535)
ZoomInfo Technologies, Inc., Class A	8,700	(419,601)

		(16,677,421)

Specialty Finance — (0.1)%
Capital One Financial Corp.	500	(49,425)
Colony Credit Real Estate, Inc.	2,100	(15,750)
Global Payments, Inc.	9,500	(2,046,490)
KKR Real Estate Finance Trust, Inc.	3,400	(60,928)
PayPal Holdings, Inc.	5,600	(1,311,520)
Ready Capital Corp.	1,600	(19,920)
Santander Consumer USA Holdings, Inc.	8,100	(178,362)
SLM Corp.	4,900	(60,711)

		(3,743,106)

Tech Hardware & Semiconductors — (0.1)%
3D Systems Corp.	1,800	(18,864)
Apple, Inc. (b)	9,730	(1,291,074)
Applied Optoelectronics, Inc.	100	(851)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Arrow Electronics, Inc.	1,600	$(155,680)
Atomera, Inc.	4,700	(75,623)
Bio-key International, Inc.	2,099	(7,388)
Blonder Tongue Laboratories	200	(256)
Brooks Automation, Inc.	1,800	(122,130)
Ciena Corp.	4,100	(216,685)
Cohu, Inc.	500	(19,090)
Cree, Inc.	3,700	(391,830)
Cubic Corp.	4,800	(297,792)
Digital Ally, Inc.	8,200	(19,188)
II-VI, Inc.	15,600	(1,184,976)
Insignia Systems, Inc.	41	(36)
Jabil Circuit, Inc.	1,600	(68,048)
KLA Corp.	700	(181,237)
LightPath Technologies, Inc., Class A	200	(784)
MicroVision, Inc.	45,300	(243,714)
NetScout Systems, Inc.	600	(16,452)
NXT-ID, Inc.	10,600	(16,960)
PAR Technology Corp.	200	(12,558)

		(4,341,216)

Technology Services — (0.0)%
Insight Enterprises, Inc.	2,700	(205,443)
LiveRamp Holdings, Inc.	1,200	(87,828)
Nielsen Holdings plc	14,600	(304,702)
Parsons Corp.	200	(7,282)
StarTek, Inc.	500	(3,760)

		(609,015)

Telecommunications — (0.1)%
Alaska Communications Systems Group, Inc.	200	(738)
BCE, Inc.	800	(34,240)
CenturyLink, Inc.	41,500	(404,625)
Cincinnati Bell, Inc.	7,449	(113,821)
Consolidated Communications Holdings, Inc.	8,176	(39,981)
Globalstar, Inc.	27,800	(9,413)
Gogo, Inc.	6,500	(62,595)
HC2 Holdings, Inc.	4,642	(15,133)
Iridium Communications, Inc.	100	(3,932)
RigNet, Inc.	2,900	(17,081)
Rogers Communications, Inc., B Shares	400	(18,636)
Shenandoah Telecommunications Co.	1,800	(77,850)
T-Mobile US, Inc.	20,032	(2,701,315)

		(3,499,360)

Transportation & Logistics — (0.1)%
Atlas Corp.	6,778	(73,474)
FedEx Corp.	7,300	(1,895,226)
Golar LNG Ltd.	30,800	(296,912)
Matson, Inc.	1,900	(108,243)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Navigator Holdings Ltd.	300	$(3,285)
Overseas Shipholding Group, Inc.	100	(214)
Saia, Inc.	1,000	(180,800)
Scorpio Bulkers, Inc.	3,510	(59,424)
Seanergy Maritime Holdings	4,943	(2,657)
Teekay Corp.	12,400	(26,660)
Teekay Tankers Ltd., Class A	8,937	(98,397)

		(2,745,292)

Transportation Equipment — (0.0)%
Meritor, Inc.	10,500	(293,055)
Workhorse Group, Inc.	37,300	(737,794)

		(1,030,849)

Utilities — (0.0)%
Algonquin Power & Utilities Corp.	100	(1,652)
Avangrid, Inc.	5,000	(227,250)
Avista Corp.	100	(4,014)
Brookfield Infrastructure Corp., Class A	2,200	(159,060)
Brookfield Renewable Corp., Class A	4,750	(276,783)
California Water Service Group	100	(5,403)
Edison International	100	(6,282)
Fortis, Inc.	2,800	(114,296)
Genie Energy Ltd., Class B	1,100	(7,931)
Just Energy Group, Inc.	2,700	(12,636)
New Jersey Resources Corp.	800	(28,440)
NRG Energy, Inc.	600	(22,530)
Ormat Technologies, Inc.	400	(36,112)
PG&E Corp.	3,000	(37,380)
SJW Group	1,100	(76,296)
South Jersey Industries, Inc.	8,500	(183,175)
TransAlta Corp.	1,500	(11,385)
Vistra Energy Corp.	19,600	(385,336)

		(1,595,961)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc.	2,600	(7,800)
Energy Recovery, Inc.	3,600	(49,104)
Lightbridge Corp.	1,590	(6,726)
LiqTech International, Inc.	800	(6,400)

		(70,030)

Total North America		(297,309,887)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	72,500	(13,920)

Banking — (0.0)%
Westpac Banking Corp., ADR	3,600	(53,640)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Materials — (0.0)%
Piedmont Lithium Ltd., ADR	1,200	$(31,860)

Total Oceania		(99,420)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	13,200	(89,892)

Asset Management — (0.0)%
XP, Inc., Class A	10,700	(424,469)

Banking — (0.0)%
Banco BBVA Argentina SA, ADR	6,000	(19,260)
Banco de Chile, ADR	2,800	(57,064)
Banco Santander Brasil SA, ADR	25,200	(217,728)
Banco Santander Chile, ADR	7,500	(142,425)
Bancolombia SA, ADR	400	(16,072)
Itau CorpBanca, ADR	300	(1,485)
Itau Unibanco Holding SA, ADR	35,500	(216,195)

		(670,229)

Consumer Products — (0.0)%
AMBEV SA, ADR	10,000	(30,600)

Consumer Services — (0.0)%
Afya Ltd., Class A	3,400	(86,020)

Consumer Staple Products — (0.0)%
Adecoagro SA	3,700	(25,160)
Natura & Co. Holding SA, ADR	3,500	(70,000)

		(95,160)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	5,100	(20,349)

Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc., A Shares	200	(1,006)

Materials — (0.0)%
Gerdau SA, ADR	2,600	(12,142)
Sociedad Quimica y Minera de Chile SA, ADR	3,600	(176,724)

		(188,866)

Media — (0.0)%
Despegar.com Corp.	2,800	(35,868)
Liberty Latin America Ltd., Class C	16,100	(178,549)

		(214,417)

Metals & Mining — (0.0)%
Nexa Resources SA	800	(7,712)
Southern Copper Corp.	7,500	(488,400)

		(496,112)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
Cosan Ltd., A Shares	4,400	$(81,092)
Transportadora de Gas del Sur SA, ADR	3,100	(16,120)
Ultrapar Participacoes SA, ADR	300	(1,359)

		(98,571)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA, ADR	3,200	(31,424)

Retail & Wholesale - Staples — (0.0)%
IRSA Inversiones y Representaciones SA, ADR	100	(451)

Retail - Discretionary — (0.1)%
MercadoLibre, Inc.	3,100	(5,193,182)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	22,800	(1,296,864)
StoneCo Ltd., Class A	11,900	(998,648)

		(2,295,512)

Technology Services — (0.0)%
Globant SA	2,600	(565,786)

Telecommunications — (0.0)%
TIM SA, ADR	1,700	(23,664)

Utilities — (0.0)%
Central Puerto SA, ADR	2,600	(7,020)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,700	(57,553)
Cia Energetica de Minas Gerais, ADR	53	(153)
Cia Paranaense de Energia, ADR	7,400	(105,820)
Enel Americas SA, ADR	19,900	(163,578)
Pampa Energia SA, ADR	4,000	(55,120)

		(389,244)

Total South America		(10,914,954)

TOTAL COMMON STOCK (PROCEEDS $297,040,237)		(357,530,353)

EXCHANGE-TRADED FUNDS — (0.0)%
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	14,100	(1,947,633)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $1,934,628)		(1,947,633)

RIGHTS — (0.0)%
Flex Pharma, Inc.	1,000	0
Social Reality	200	0

TOTAL RIGHTS (PROCEEDS $0)		0

WARRANTS — (0.0)%
FTS International, Inc.	698	0
Galectin Therapeutics, Inc.	1,340	0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value
Pulse Biosciences, Inc.	19	$0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT— (6.8)% (PROCEEDS $298,974,865)		(359,477,986)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(d)	Security is valued using significant unobservable inputs.

(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2020.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(j)	All or a portion of the security represents an unsettled loan commitment at December 31, 2020 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2020. Maturity date presented is the ultimate maturity.
(m)	Non-interest bearing bond.
(n)	When issued or delayed delivery security included.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of EJF Debt Opportunities Offshore Fund, Ltd., Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Saba Capital Carry Neutral Tail Hedge Offshore Fund Ltd. and Saba Capital Carry Neutral Tail Hedge Partners, L.P. are 9/4/2018, 1/2/2019 and 12/30/2019, 10/20/2020 and 10/20/2020.

(p)	Rate disclosed, the 7 day net yield, is as of December 31, 2020.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2020

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
BRENT CRUDE FUTURE DEC21	80.00 USD	10/26/21	600	(30,450,000)	$(246,512)	$(234,000)	$12,512
BRENT CRUDE FUTURE DEC21	60.00 USD	10/26/21	50	(2,537,500)	(75,501)	(124,000)	(48,499)
CRUDE OIL FUTURE JUN21	55.00 USD	05/17/21	50	(2,431,500)	(34,076)	(86,000)	(51,924)
NATURAL GAS FUTURE APR21	3.00 USD	03/26/21	75	(1,903,500)	(91,888)	(60,825)	31,063
NATURAL GAS FUTURE APR21	3.25 USD	03/26/21	450	(11,421,000)	(708,859)	(195,750)	513,109
NATURAL GAS FUTURE APR22	3.00 USD	03/28/22	75	(1,821,750)	(97,888)	(126,225)	(28,337)
NATURAL GAS FUTURE APR23	3.50 USD	03/28/23	63	(1,448,370)	(79,946)	(29,043)	50,903
NATURAL GAS FUTURE APR23	4.00 USD	03/28/23	76	(1,747,240)	(61,841)	(16,872)	44,969
NATURAL GAS FUTURE AUG21	3.00 USD	07/27/21	75	(2,036,250)	(91,888)	(132,150)	(40,262)
NATURAL GAS FUTURE AUG21	3.25 USD	07/27/21	450	(12,217,500)	(708,859)	(501,750)	207,109
NATURAL GAS FUTURE AUG22	3.00 USD	07/26/22	75	(1,841,250)	(97,888)	(95,325)	2,563
NATURAL GAS FUTURE AUG23	4.00 USD	07/26/23	76	(1,782,960)	(61,841)	(9,120)	52,721
NATURAL GAS FUTURE AUG23	3.50 USD	07/26/23	63	(1,477,980)	(79,946)	(18,207)	61,739
NATURAL GAS FUTURE DEC23	3.50 USD	11/27/23	63	(1,684,620)	(79,946)	(84,672)	(4,726)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE DEC23	4.00 USD	11/27/23	76	(2,032,240)	$(61,841)	$(55,936)	$5,905
NATURAL GAS FUTURE FEB21	2.50 USD	01/26/21	377	(9,572,030)	(1,060,389)	(729,872)	330,517
NATURAL GAS FUTURE FEB21	3.00 USD	01/26/21	290	(7,363,100)	(660,899)	(131,080)	529,819
NATURAL GAS FUTURE FEB21	3.25 USD	01/26/21	1,126	(28,589,140)	(440,981)	(256,728)	184,253
NATURAL GAS FUTURE FEB21	3.50 USD	01/26/21	336	(8,531,040)	(851,062)	(46,032)	805,030
NATURAL GAS FUTURE FEB21	4.00 USD	01/26/21	3,001	(76,195,390)	(495,655)	(216,072)	279,583
NATURAL GAS FUTURE FEB21	4.25 USD	01/26/21	500	(12,695,000)	(726,923)	(29,000)	697,923
NATURAL GAS FUTURE FEB21	5.00 USD	01/26/21	249	(6,322,110)	(26,187)	(8,715)	17,472
NATURAL GAS FUTURE FEB23	3.50 USD	01/26/23	63	(1,726,200)	(79,946)	(186,480)	(106,534)
NATURAL GAS FUTURE FEB23	4.00 USD	01/26/23	76	(2,082,400)	(61,841)	(172,520)	(110,679)
NATURAL GAS FUTURE JAN23	3.50 USD	12/22/22	50	(348,625)	—	(5,388)	(5,388)
NATURAL GAS FUTURE JAN23	3.50 USD	12/27/22	63	(1,757,070)	(79,946)	(175,518)	(95,572)
NATURAL GAS FUTURE JAN23	4.00 USD	12/27/22	76	(2,119,640)	(61,840)	(159,220)	(97,380)
NATURAL GAS FUTURE JUL21	3.00 USD	06/25/21	75	(2,013,750)	(91,888)	(114,600)	(22,712)
NATURAL GAS FUTURE JUL21	3.25 USD	06/25/21	450	(12,082,500)	(708,859)	(422,550)	286,309
NATURAL GAS FUTURE JUL22	3.00 USD	06/27/22	75	(1,835,250)	(97,888)	(91,350)	6,538
NATURAL GAS FUTURE JUL23	3.50 USD	06/27/23	63	(1,472,940)	(79,946)	(17,451)	62,495
NATURAL GAS FUTURE JUL23	4.00 USD	06/27/23	76	(1,776,880)	(61,840)	(8,740)	53,100
NATURAL GAS FUTURE JUN21	3.00 USD	05/25/21	75	(1,958,250)	(91,888)	(92,850)	(962)
NATURAL GAS FUTURE JUN21	3.25 USD	05/25/21	649	(16,945,390)	(1,146,663)	(475,068)	671,595
NATURAL GAS FUTURE JUN22	3.00 USD	05/25/22	75	(1,809,000)	(97,888)	(84,600)	13,288
NATURAL GAS FUTURE JUN23	3.50 USD	05/25/23	63	(1,448,370)	(79,946)	(15,246)	64,700
NATURAL GAS FUTURE JUN23	4.00 USD	05/25/23	76	(1,747,240)	(61,840)	(7,448)	54,392
NATURAL GAS FUTURE MAR21	4.25 USD	02/23/21	536	(13,539,360)	(247,954)	(63,248)	184,706
NATURAL GAS FUTURE MAR21	7.00 USD	02/23/21	200	(5,052,000)	(206,504)	(4,600)	201,904
NATURAL GAS FUTURE MAR21	3.50 USD	02/23/21	2,850	(71,991,000)	(6,800,795)	(780,900)	6,019,895
NATURAL GAS FUTURE MAR21	3.00 USD	02/23/21	1,560	(39,405,600)	(3,444,998)	(1,251,120)	2,193,878
NATURAL GAS FUTURE MAR21	4.00 USD	02/23/21	643	(16,242,180)	(1,217,359)	(93,235)	1,124,124
NATURAL GAS FUTURE MAR23	3.50 USD	02/23/23	63	(1,637,370)	(79,946)	(171,297)	(91,351)
NATURAL GAS FUTURE MAR23	4.00 USD	02/23/23	76	(1,975,240)	(61,840)	(159,372)	(97,532)
NATURAL GAS FUTURE MAY21	3.00 USD	04/27/21	75	(1,916,250)	(91,888)	(72,975)	18,913
NATURAL GAS FUTURE MAY21	3.25 USD	04/27/21	450	(11,497,500)	(708,859)	(243,900)	464,959
NATURAL GAS FUTURE MAY22	3.00 USD	04/26/22	75	(1,788,000)	(97,888)	(88,650)	9,238
NATURAL GAS FUTURE MAY23	3.50 USD	04/25/23	63	(1,426,950)	(79,946)	(16,632)	63,314
NATURAL GAS FUTURE MAY23	4.00 USD	04/25/23	76	(1,721,400)	(61,840)	(8,512)	53,328
NATURAL GAS FUTURE NOV23	3.50 USD	10/26/23	63	(1,548,540)	(79,946)	(38,367)	41,579
NATURAL GAS FUTURE NOV23	4.00 USD	10/26/23	76	(1,868,080)	(61,840)	(24,320)	37,520
NATURAL GAS FUTURE OCT21	3.00 USD	09/27/21	75	(2,055,750)	(91,888)	(162,525)	(70,637)
NATURAL GAS FUTURE OCT21	3.25 USD	09/27/21	450	(12,334,500)	(708,859)	(657,900)	50,959
NATURAL GAS FUTURE OCT21	3.50 USD	09/27/21	250	(6,852,500)	(464,130)	(242,500)	221,630
NATURAL GAS FUTURE OCT21	4.00 USD	09/27/21	128	(3,508,480)	(54,422)	(53,248)	1,174
NATURAL GAS FUTURE OCT22	3.00 USD	09/27/22	75	(1,843,500)	(97,888)	(105,300)	(7,412)
NATURAL GAS FUTURE OCT23	3.50 USD	09/26/23	63	(1,489,950)	(79,946)	(22,617)	57,329
NATURAL GAS FUTURE OCT23	4.00 USD	09/26/23	76	(1,797,400)	(61,840)	(11,932)	49,908
NATURAL GAS FUTURE SEP21	3.00 USD	08/26/21	75	(2,034,000)	(91,888)	(141,825)	(49,937)
NATURAL GAS FUTURE SEP21	3.25 USD	08/26/21	450	(12,204,000)	(708,859)	(553,950)	154,909
NATURAL GAS FUTURE SEP22	3.00 USD	08/26/22	75	(1,826,250)	(97,888)	(95,100)	2,788
NATURAL GAS FUTURE SEP23	3.50 USD	08/28/23	63	(1,470,420)	(79,946)	(18,648)	61,298

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE SEP23	4.00 USD	08/28/23	76	(1,773,840)	$(61,840)	$(9,500)	$52,340
WTI CRUDE FUTURE DEC21	60.00 USD	11/16/21	367	(17,498,560)	(414,018)	(664,270)	(250,252)

					$(25,898,050)	$(10,972,846)	$14,925,204

Exchange-Traded Put Options Written
CRUDE OIL FUTURE DEC21	40.00 USD	11/16/21	90	(4,291,200)	$(441,847)	$(297,000)	$144,847
CRUDE OIL FUTURE FEB21	30.00 USD	01/14/21	377	(18,292,040)	(250,262)	(7,540)	242,722
CRUDE OIL FUTURE MAR21	30.00 USD	02/17/21	377	(18,333,510)	(335,530)	(37,700)	297,830
NATURAL GAS FUTURE APR21	2.00 USD	03/26/21	364	(9,238,320)	(114,664)	(149,968)	(35,304)
NATURAL GAS FUTURE APR21	2.25 USD	03/26/21	129	(3,274,020)	(165,787)	(131,193)	34,594
NATURAL GAS FUTURE APR23	2.00 USD	03/28/23	76	(1,747,240)	(82,136)	(120,460)	(38,324)
NATURAL GAS FUTURE AUG23	2.00 USD	07/26/23	76	(1,782,960)	(82,136)	(82,840)	(704)
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	76	(2,032,240)	(82,136)	(67,640)	14,496
NATURAL GAS FUTURE FEB21	2.00 USD	01/26/21	257	(6,525,230)	(168,379)	(46,260)	122,119
NATURAL GAS FUTURE FEB21	2.25 USD	01/26/21	472	(11,984,080)	(562,530)	(284,616)	277,914
NATURAL GAS FUTURE FEB21	2.40 USD	01/26/21	214	(5,433,460)	(275,026)	(275,026)	—
NATURAL GAS FUTURE FEB21	2.75 USD	01/26/21	214	(5,433,460)	(484,746)	(656,766)	(172,020)
NATURAL GAS FUTURE FEB21	3.00 USD	01/26/21	214	(5,433,460)	(617,426)	(1,083,268)	(465,842)
NATURAL GAS FUTURE FEB21	3.50 USD	01/26/21	150	(3,808,500)	(1,860,776)	(150)	1,860,626
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	76	(2,082,400)	(82,136)	(78,736)	3,400
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	76	(2,119,640)	(82,136)	(58,292)	23,844
NATURAL GAS FUTURE JUL23	2.00 USD	06/27/23	76	(1,776,880)	(82,135)	(83,600)	(1,465)
NATURAL GAS FUTURE JUN23	2.00 USD	05/25/23	76	(1,747,240)	(82,135)	(89,908)	(7,773)
NATURAL GAS FUTURE MAR21	2.00 USD	02/23/21	279	(7,047,540)	(227,823)	(104,904)	122,919
NATURAL GAS FUTURE MAR21	2.50 USD	02/23/21	2,501	(63,175,260)	(4,848,133)	(5,232,092)	(383,959)
NATURAL GAS FUTURE MAR21	2.25 USD	02/23/21	1,690	(42,689,400)	(2,019,351)	(1,693,380)	325,971
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	76	(1,975,240)	(82,135)	(108,224)	(26,089)
NATURAL GAS FUTURE MAY23	2.00 USD	04/25/23	76	(1,721,400)	(82,135)	(104,728)	(22,593)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	76	(1,868,080)	$(82,135)	$(76,836)	$5,299
NATURAL GAS FUTURE OCT21	2.25 USD	09/27/21	128	(3,146,240)	(182,422)	(149,120)	33,302
NATURAL GAS FUTURE OCT23	2.00 USD	09/26/23	76	(1,797,400)	(82,135)	(86,412)	(4,277)
NATURAL GAS FUTURE SEP23	2.00 USD	08/28/23	76	(1,773,840)	(82,135)	(87,324)	(5,189)
S&P 500 Index	2,980.00 USD	01/15/21	163	(61,223,941)	(1,217,115)	(28,525)	1,188,590
S&P 500 Index	2,900.00 USD	01/29/21	165	(61,975,155)	(1,649,499)	(52,470)	1,597,029
S&P 500 Index	3,500.00 USD	02/19/21	147	(55,214,229)	(991,804)	(624,750)	367,054
US IR	0.60 USD	02/05/21	75,400,000	(75,400,000)	(237,510)	(22,528)	214,982

					$(17,636,255)	$(11,922,256)	$5,713,999

Total Options Written Outstanding					$(43,534,305)	$(22,895,102)	$20,639,203

At December 31, 2020, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan A, 0.75%, 03/29/22	$1,180,727	$1,210,871	$30,144
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan C, 1.25%, 03/29/22	878,371	961,816	83,445

Total Unfunded Loan Commitment	$2,059,098	$2,172,687	$113,589

Reverse Repurchase Agreements Outstanding at December 31, 2020

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	0.50%	09/09/20	02/04/22	$1,108,828	$1,110,568
Barclays Bank plc	0.50%	08/06/20	01/03/22	8,513,418	8,530,800
Barclays Bank plc	0.50%	09/09/20	02/04/22	798,000	799,252
Barclays Bank plc	0.55%	11/30/20	04/27/22	3,559,771	3,561,457
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	9,826,000	9,837,619
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	1,903,000	1,905,250
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	160,000	160,189
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	3,981,000	3,985,707
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	7,137,000	7,145,439
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	6,177,000	6,184,304
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	6,085,000	6,092,195
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	6,345,000	6,352,503
BNP Paribas Securities Corp.	1.70%	12/07/20	01/11/21	283,000	283,335
Goldman Sachs Bank USA	1.69%	12/15/20	01/13/21	898,000	898,718
Goldman Sachs Bank USA	1.69%	12/15/20	01/13/21	6,820,000	6,825,451
Goldman Sachs Bank USA	1.69%	12/15/20	01/13/21	10,414,000	10,422,324
Goldman Sachs Bank USA	1.69%	12/15/20	01/13/21	4,669,000	4,672,732
Goldman Sachs Bank USA	1.70%	12/15/20	01/13/21	605,000	605,487
Goldman Sachs Bank USA	1.75%	12/15/20	01/13/21	1,761,000	1,762,458
Goldman Sachs Bank USA	1.81%	12/15/20	01/13/21	897,000	897,768
Goldman Sachs Bank USA	1.81%	12/15/20	01/13/21	6,095,000	6,100,220

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Goldman Sachs Bank USA	1.81%	12/15/20	01/13/21	$4,325,000	$4,328,704
Goldman Sachs Bank USA	1.81%	12/15/20	01/13/21	5,107,000	5,111,374
Goldman Sachs Bank USA	1.81%	12/15/20	01/13/21	5,208,000	5,212,460
Goldman Sachs Bank USA	1.85%	12/15/20	01/13/21	1,523,000	1,524,333
Goldman Sachs Bank USA	1.85%	12/15/20	01/13/21	15,644,000	15,657,695
Goldman Sachs Bank USA	2.01%	12/15/20	01/13/21	760,000	760,723
Goldman Sachs Bank USA	2.01%	12/15/20	01/13/21	1,028,000	1,028,977
Goldman Sachs Bank USA	2.01%	12/15/20	01/13/21	771,000	771,733
Goldman Sachs Bank USA	2.01%	12/15/20	01/13/21	1,188,000	1,189,130
Goldman Sachs Bank USA	2.01%	12/15/20	01/13/21	614,000	614,584
Goldman Sachs Bank USA	2.01%	12/15/20	01/13/21	995,000	995,946
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.16%	12/18/20	01/21/21	793,000	793,665
RBC (Barbados) Trading Bank Corporation	2.07%	11/16/20	02/16/21	8,437,000	8,459,327
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	388,000	389,468
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	946,000	949,579
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	2,715,000	2,725,272
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	1,959,000	1,966,412
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	1,359,000	1,364,142
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	971,000	974,674
RBC (Barbados) Trading Bank Corporation	2.43%	11/06/20	01/08/21	256,000	256,969
Royal Bank of Canada	0.20%	12/18/20	01/21/21	8,845,000	8,845,541

Total Reverse Repurchase Agreements Outstanding				$151,868,017	$152,054,484

Futures Contracts Outstanding at December 31, 2020

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Eurodollar	28	ICE	7,037,734 EUR	06/14/21	$936
3 Month Eurodollar	47	ICE	11,812,914 EUR	09/13/21	2,090
3 Month Eurodollar	145	ICE	36,459,448 EUR	12/13/21	(10,092)
3 Month Eurodollar	150	ICE	37,706,940 EUR	03/14/22	(843)
3 Month Eurodollar	15	ICE	3,770,635 EUR	06/13/22	(241)
90 Day Eurodollar	27	CME	6,737,130 USD	06/14/21	1,732
90 Day Eurodollar	2,470	CME	616,042,776 USD	12/13/21	160,475
90 Day Eurodollar	73	CME	18,203,406 USD	06/13/22	11,919
90 Day Eurodollar	14	CME	3,485,049 USD	09/18/23	(274)
90 Day Sterling	33	ICE	4,124,815 GBP	06/16/21	1,381
90 Day Sterling	75	ICE	9,377,989 GBP	12/15/21	4,246
90 Day Sterling	757	ICE	94,597,930 GBP	03/16/22	37,019
90 Day Sterling	140	ICE	17,490,161 GBP	06/15/22	11,062
Aluminum	6	LME	287,760 USD	03/15/21	8,865
Amsterdam Index	5	Euronext	621,189 EUR	01/15/21	4,082
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	01/29/21	(12,376)
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	02/26/21	(7,063)
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	03/31/21	2,660

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	04/30/21	$71,414
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	05/31/21	85,190
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	06/30/21	90,524
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	07/30/21	88,004
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	08/31/21	82,313
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	09/30/21	66,563
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	10/29/21	16,772
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	11/30/21	(1,120)
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	12/31/21	(10,549)
Australian 10-Year Bond	85	SFE	12,479,344 AUD	03/15/21	27,147
Australian dollar Currency	15	CME	1,130,073 USD	03/15/21	24,927
Brent 1st Line	43	ICE	41,680 USD	01/29/21	(18,976)
Brent 1st Line	43	ICE	41,680 USD	02/26/21	(16,654)
Brent 1st Line	43	ICE	41,680 USD	03/31/21	(16,310)
Brent 1st Line	43	ICE	41,680 USD	04/30/21	(21,040)
Brent 1st Line	43	ICE	41,680 USD	05/31/21	(22,330)
Brent 1st Line	43	ICE	41,680 USD	06/30/21	(23,620)
Brent 1st Line	43	ICE	41,680 USD	07/30/21	(24,480)
Brent 1st Line	43	ICE	41,680 USD	08/31/21	(24,910)
Brent 1st Line	43	ICE	41,680 USD	09/30/21	(25,340)
Brent 1st Line	43	ICE	41,680 USD	10/29/21	(25,340)
Brent 1st Line	43	ICE	41,680 USD	11/30/21	(25,340)
Brent 1st Line	43	ICE	41,680 USD	12/31/21	(25,340)
Brent Crude	58	NYMEX	2,907,073 USD	01/29/21	97,327
Brent Crude	58	ICE	2,947,971 USD	02/26/21	57,589
Brent Crude	56	NYMEX	2,574,279 USD	10/29/21	267,721
British Pound Currency	16	CME	1,332,458 USD	03/15/21	33,442
CA Carbon	250	ICE	4,377,660 USD	03/26/21	89,840
CAC40 Index	3	Euronext	166,375 EUR	01/15/21	(140)
California Carbon	150	ICE	2,632,545 USD	03/26/21	86,955
Canadian 10-Year Bond	39	CDE	5,788,887 CAD	03/22/21	20,436
Canadian Dollar Currency	17	CME	1,332,813 USD	03/16/21	(1,033)
CBOE Volatility Index	22	CFE	575,913 USD	03/17/21	(8,863)
Cocoa	13	ICE	335,476 USD	03/16/21	2,914
Coffee ‘C’	23	ICE	1,099,735 USD	05/18/21	22,809
Copper	4	COMEX	332,347 USD	03/29/21	19,553
Copper	427	COMEX	36,591,844 USD	05/26/21	1,026,856
Corn	861	CBOT	19,400,223 USD	05/14/21	1,403,690
Cotton No.2	401	ICE	15,598,113 USD	05/06/21	181,237
Crude Palm Oil	12	MYX	1,013,558 MYR	03/15/21	16,518
DAX Index	6	Eurex	1,992,399 EUR	03/19/21	84,906
DJIA mini E-CBOT	20	CBOT	3,000,117 USD	03/19/21	49,583
E-mini Russell 2000	46	CME	4,398,325 USD	03/19/21	143,715
Euro BOBL	189	Eurex	25,597,123 EUR	03/08/21	(58,765)
Euro BTP	38	Eurex	5,744,481 EUR	03/08/21	38,969
Euro FX Currency	9	CME	1,367,709 USD	03/15/21	9,966
Euro OAT	35	Eurex	5,859,739 EUR	03/08/21	18,766

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro Stoxx 50	154	Eurex	5,407,358 EUR	03/19/21	$72,862
Euro-Bund	146	Eurex	25,933,051 EUR	03/08/21	2,918
Euro-Schatz	715	Eurex	80,364,928 EUR	03/08/21	(107,875)
FTSE 100 Index	14	LIF	909,262 GBP	03/19/21	(14,306)
FTSE Taiwan Index	16	SGX	803,382 USD	01/28/21	13,098
FTSE/MIB Index	5	IDEM	549,886 EUR	03/19/21	4,079
Gasoline RBOB	25	NYMEX	1,439,352 USD	01/29/21	41,253
Gasoline RBOB	353	NYMEX	18,797,422 USD	05/28/21	3,945,662
Globex Natural Gas	102	NYMEX	2,600,975 USD	03/26/21	(12,215)
Globex Natural Gas	37	NYMEX	1,014,576 USD	04/27/21	(69,226)
Globex Natural Gas	46	NYMEX	1,256,714 USD	05/25/21	(55,654)
Globex Natural Gas	37	NYMEX	1,014,576 USD	06/25/21	(21,126)
Globex Natural Gas	37	NYMEX	1,014,576 USD	07/27/21	(10,026)
Globex Natural Gas	37	NYMEX	1,014,576 USD	08/26/21	(11,136)
Globex Natural Gas	70	NYMEX	1,918,249 USD	09/27/21	451
Gold 100 OZ	9	COMEX	1,636,712 USD	02/24/21	68,878
Hang Seng China Enterprises Index	7	HKFE	3,629,580 HKD	01/28/21	14,933
Henry Hub	635	NYMEX	4,190,955 USD	01/26/21	(160,292)
Henry Hub	106	ICE	644,000 USD	01/27/21	28,835
Henry Hub	250	NYMEX	1,598,168 USD	02/23/21	(19,417)
Henry Hub	62	ICE	387,297 USD	02/24/21	4,233
Henry Hub	30	ICE	208,889 USD	03/29/21	(18,539)
Henry Hub	93	ICE	629,576 USD	04/28/21	(35,539)
Henry Hub	30	ICE	208,889 USD	05/26/21	(13,064)
Henry Hub	31	ICE	215,852 USD	06/28/21	(7,765)
Henry Hub	31	ICE	215,852 USD	07/28/21	(5,440)
Henry Hub	30	ICE	208,889 USD	08/27/21	(5,489)
Henry Hub	31	ICE	215,852 USD	09/28/21	(3,425)
Henry Hub	150	ICE	1,133,984 USD	10/27/21	(85,483)
Henry Hub	124	ICE	934,237 USD	11/26/21	(31,207)
Henry Hub	124	ICE	940,360 USD	12/29/21	(8,500)
Henry Hub	112	ICE	849,357 USD	01/27/22	(26,437)
Henry Hub	155	ICE	1,151,484 USD	02/24/22	(69,584)
Henry Hub	62	ICE	386,974 USD	12/28/22	45,321
Henry Hub	56	ICE	349,525 USD	01/27/23	34,075
Henry Hub	62	ICE	386,974 USD	02/24/23	15,871
Henry Hub	30	ICE	187,358 USD	03/29/23	(14,933)
Henry Hub	31	ICE	193,603 USD	04/26/23	(18,066)
Henry Hub	30	ICE	187,358 USD	05/26/23	(233)
Henry Hub	31	ICE	193,603 USD	06/28/23	(12,408)
Henry Hub	31	ICE	193,603 USD	07/27/23	(11,788)
Henry Hub	30	ICE	187,358 USD	08/29/23	(12,308)
Henry Hub	31	ICE	193,603 USD	09/27/23	(10,316)
Henry Hub	60	ICE	374,491 USD	10/27/23	(5,791)
Henry Hub	62	ICE	386,974 USD	11/28/23	27,496
Japanese Yen Currency	11	CME	1,321,272 USD	03/15/21	10,966
KOSPI 200 Index	7	KRX FM	633,178,000 KRW	03/11/21	44,034
Lean Hogs	11	CME	313,804 USD	04/15/21	4,097

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Live Cattle	361	CME	16,142,216 USD	02/26/21	$467,394
Long Gilt	18	ICE	2,413,273 GBP	03/29/21	36,167
Low Sulphur Gasoil	78	ICE	3,310,315 USD	03/11/21	4,685
Low Sulphur Gasoil	17	ICE	723,416 USD	04/12/21	1,209
Low Sulphur Gasoil	6	ICE	256,670 USD	05/12/21	(320)
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	01/29/21	(4,979)
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	02/26/21	(51)
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	03/31/21	5,405
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	04/30/21	11,226
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	05/31/21	18,056
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	06/30/21	24,929
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	07/30/21	32,787
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	08/31/21	39,746
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	09/30/21	47,542
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	10/29/21	52,262
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	11/30/21	53,816
Low Sulphur Gasoil 1st Line	21	ICE	107,604 USD	12/31/21	58,548
MSCI Emerging Market	33	ICE	2,064,892 USD	03/19/21	60,638
MSCI Singapore Index	24	SGX	779,362 SGD	01/28/21	(2,604)
NASDAQ 100 E-Mini	18	CME	4,478,131 USD	03/19/21	160,649
Natural Gas	610	NYMEX	15,467,850 USD	01/27/21	20,050
Natural Gas	305	NYMEX	7,925,305 USD	03/29/21	(184,405)
Natural Gas	39	NYMEX	1,141,319 USD	07/28/21	(82,469)
Natural Gas	2	NYMEX	54,504 USD	08/27/21	(263)
Natural Gas	151	NYMEX	4,160,737 USD	02/24/22	55,183
Natural Gas	147	NYMEX	3,603,430 USD	03/29/22	(32,800)
Natural Gas	9	NYMEX	223,216 USD	04/27/22	(8,656)
Natural Gas	6	NYMEX	145,151 USD	06/28/22	1,669
Natural Gas	100	NYMEX	2,561,677 USD	07/27/22	(106,677)
Natural Gas	184	NYMEX	4,570,266 USD	09/28/22	(47,546)
Natural Gas	27	NYMEX	168,369 USD	12/28/22	19,888
Natural Gas	24	NYMEX	149,661 USD	01/27/23	14,739
Natural Gas	27	NYMEX	168,369 USD	02/24/23	7,063
Natural Gas	26	NYMEX	162,133 USD	03/29/23	(12,698)
Natural Gas	27	NYMEX	168,369 USD	04/26/23	(15,482)
Natural Gas	26	NYMEX	162,133 USD	05/26/23	(12,698)
Natural Gas	27	NYMEX	168,369 USD	06/28/23	(10,554)
Natural Gas	27	NYMEX	168,369 USD	07/27/23	(10,014)
Natural Gas	26	NYMEX	162,133 USD	08/29/23	(10,423)
Natural Gas	27	NYMEX	168,369 USD	09/28/23	(8,732)
Natural Gas	26	NYMEX	162,133 USD	10/27/23	(2,363)
Natural Gas	27	NYMEX	168,369 USD	11/28/23	12,126
New Zealand Dollar Currency	6	CME	424,676 USD	03/15/21	6,604
Nickel	3	LME	279,821 USD	03/15/21	19,123
NY Harbor ULSD	86	NYMEX	4,533,875 USD	01/29/21	826,333
NY Harbor ULSD	125	NYMEX	7,902,443 USD	02/26/21	(104,092)
NY Harbor ULSD	150	NYMEX	7,689,525 USD	05/28/21	1,700,625
OMXS30 Index	24	Nasdaq OMX	4,542,280 SEK	01/15/21	(4,191)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-mini	51	CME	9,364,476 USD	03/19/21	$194,964
S&P/TSX 60 Index	6	CDE	1,247,199 CAD	03/18/21	(9,835)
Silver	3	COMEX	352,047 USD	03/29/21	44,133
Soybean	623	CBOT	38,920,011 USD	05/14/21	1,785,252
Soybean Meal	626	CBOT	25,687,008 USD	05/14/21	817,832
Soybean Oil	964	CBOT	22,740,328 USD	05/14/21	1,274,840
SPI 200	5	SFE	820,310 AUD	03/18/21	(2,456)
Sugar 11	222	ICE	3,560,703 USD	04/30/21	89,333
Swiss Franc Currency	35	CME	4,948,227 USD	03/15/21	5,148
Swiss Market Index	15	Eurex	1,547,428 CHF	03/19/21	55,542
Topix	38	OSE	673,895,129 JPY	03/11/21	114,424
U.S. Treasury 10-Year Note	185	CBOT	25,502,890 USD	03/22/21	41,563
U.S. Treasury 2-Year Note	1,281	CBOT	282,906,940 USD	03/31/21	164,036
U.S. Treasury 5-Year Note	469	CBOT	59,070,826 USD	03/31/21	100,119
U.S. Treasury Long Bond	11	CBOT	1,914,531 USD	03/22/21	(9,469)
U.S. Treasury Ultra Bond	1	CBOT	215,939 USD	03/22/21	(2,376)
Wheat	956	CBOT	28,855,574 USD	05/14/21	1,712,526
WTI Crude	33	NYMEX	1,581,968 USD	01/20/21	19,192
WTI Crude	90	NYMEX	4,261,519 USD	02/22/21	115,181
WTI Crude	3	NYMEX	146,386 USD	04/20/21	(316)
WTI Crude	465	NYMEX	19,694,327 USD	11/19/21	2,476,873
WTI Crude	694	NYMEX	30,261,578 USD	11/21/22	1,828,982
XICE JNB	8	ICE	43,600 USD	07/31/21	9,744
XICE JNB	8	ICE	43,600 USD	08/31/21	13,080
XICE JNB	8	ICE	43,600 USD	09/30/21	16,712
XICE JNB	8	ICE	43,600 USD	10/31/21	19,240
XICE JNB	8	ICE	43,600 USD	11/30/21	20,872
XICE JNB	8	ICE	43,600 USD	12/31/21	23,648
Zinc	3	LME	197,261 USD	03/15/21	8,938

					$21,616,715

Short Futures
90 Day Eurodollar	34	CME	8,483,636 USD	03/15/21	$(1,914)
90 Day Eurodollar	35	CME	8,733,883 USD	06/14/21	(1,679)
90 Day Eurodollar	88	CME	21,954,710 USD	09/13/21	(7,890)
90 Day Eurodollar	13	CME	3,242,766 USD	12/13/21	(409)
90 Day Eurodollar	345	CME	86,072,052 USD	03/14/22	(22,698)
90 Day Eurodollar	17	CME	4,240,830 USD	06/13/22	(1,094)
90 Day Eurodollar	20	CME	4,988,748 USD	09/19/22	(1,002)
90 Day Eurodollar	11	CME	2,742,696 USD	12/19/22	(291)
90 Day Eurodollar	9	CME	2,243,789 USD	03/13/23	(474)
90 Day Eurodollar	2	CME	497,345 USD	12/18/23	(230)
90 Day Eurodollar	1	CME	248,522 USD	03/18/24	(128)
90 Day Eurodollar	9	CME	2,237,851 USD	06/17/24	1,464
90 Day Eurodollar	5	CME	1,243,087 USD	09/16/24	1,524
90 Day Eurodollar	1	CME	248,010 USD	12/16/24	(115)
90 Day Eurodollar	6	CME	1,489,497 USD	03/17/25	1,722
90 Day Eurodollar	4	CME	991,965 USD	06/16/25	865

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
90 Day Eurodollar	1	CME	247,497 USD	09/15/25	$(90)
90 Day Eurodollar	1	CME	247,297 USD	12/15/25	(103)
90 Day Sterling	446	ICE	55,761,845 GBP	09/15/21	(21,920)
Brent Crude	30	ICE	1,520,121 USD	01/29/21	(33,879)
Brent Crude	5	ICE	240,826 USD	03/31/21	(18,074)
Brent Crude	39	ICE	1,670,505 USD	04/30/21	(344,235)
Brent Crude	38	NYMEX	1,625,553 USD	04/30/21	(337,527)
Brent Crude	262	NYMEX	12,139,826 USD	10/31/22	(905,154)
Canadian Dollar Currency	9	CME	699,213 USD	03/16/21	(5,847)
CBOE Volatility Index	20	CFE	504,627 USD	01/20/21	31,127
CBOE Volatility Index	39	CFE	1,010,547 USD	02/17/21	13,122
Chicago CG	62	ICE	9,052 USD	12/31/20	(11,098)
Cocoa	6	ICE	148,061 USD	05/13/21	(4,039)
Coffee ‘C’	21	ICE	990,669 USD	03/19/21	(19,300)
Copper	407	COMEX	34,840,707 USD	03/29/21	(965,118)
Corn	800	CBOT	17,984,394 USD	03/12/21	(1,375,606)
Cotton No.2	387	ICE	14,915,841 USD	03/09/21	(200,379)
Euro FX Currency	46	CME	7,001,057 USD	03/15/21	(40,393)
Gasoline RBOB	196	NYMEX	10,963,377 USD	02/26/21	(688,195)
GDH2M IFED	93	ICE	564,931 USD	01/29/21	(44)
Globex Natural Gas	360	NYMEX	9,088,786 USD	01/26/21	(51,614)
Globex Natural Gas	603	NYMEX	15,755,863 USD	02/23/21	524,083
Globex Natural Gas	8	NYMEX	200,398 USD	12/27/22	(22,722)
Globex Natural Gas	8	NYMEX	200,398 USD	01/26/23	(18,802)
Globex Natural Gas	8	NYMEX	200,398 USD	02/23/23	(7,522)
Globex Natural Gas	8	NYMEX	200,398 USD	03/28/23	16,478
Globex Natural Gas	8	NYMEX	200,398 USD	04/25/23	19,198
Globex Natural Gas	8	NYMEX	200,398 USD	05/25/23	16,478
Globex Natural Gas	8	NYMEX	200,398 USD	06/27/23	13,358
Globex Natural Gas	8	NYMEX	200,398 USD	07/26/23	12,718
Globex Natural Gas	8	NYMEX	200,398 USD	08/28/23	13,678
Globex Natural Gas	8	NYMEX	200,398 USD	09/26/23	11,198
Globex Natural Gas	8	NYMEX	200,398 USD	10/26/23	3,758
Globex Natural Gas	8	NYMEX	200,398 USD	11/27/23	(13,522)
Henry Hub	195	NYMEX	1,337,308 USD	03/26/21	100,033
Henry Hub	227	NYMEX	1,557,293 USD	04/27/21	107,331
Henry Hub	227	NYMEX	1,557,293 USD	05/25/21	75,551
Henry Hub	227	NYMEX	1,557,293 USD	06/25/21	33,556
Henry Hub	227	NYMEX	1,557,293 USD	07/27/21	16,531
Henry Hub	227	NYMEX	1,557,293 USD	08/26/21	18,233
Henry Hub	407	NYMEX	2,754,096 USD	09/27/21	(34,871)
Henry Hub	470	NYMEX	3,936,123 USD	12/28/21	404,073
Henry Hub	177	NYMEX	1,120,942 USD	03/28/22	46,109
Henry Hub	177	NYMEX	1,120,942 USD	04/26/22	66,022
Henry Hub	177	NYMEX	1,120,942 USD	05/25/22	53,632
Henry Hub	177	NYMEX	1,120,942 USD	06/27/22	38,144
Henry Hub	177	NYMEX	1,120,942 USD	07/26/22	34,604

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	177	NYMEX	1,120,942 USD	08/26/22	$43,454
Henry Hub	177	NYMEX	1,120,942 USD	09/27/22	33,277
Henry Hub	86	NYMEX	537,769 USD	12/27/22	(61,866)
Henry Hub	86	NYMEX	537,769 USD	01/26/23	(51,331)
Henry Hub	86	NYMEX	537,769 USD	02/23/23	(21,016)
Henry Hub	86	NYMEX	537,769 USD	03/28/23	43,484
Henry Hub	86	NYMEX	537,769 USD	04/25/23	50,794
Henry Hub	86	NYMEX	537,769 USD	05/25/23	43,484
Henry Hub	86	NYMEX	537,769 USD	06/27/23	35,099
Henry Hub	86	NYMEX	537,769 USD	07/26/23	33,379
Henry Hub	86	NYMEX	537,769 USD	08/28/23	35,959
Henry Hub	86	NYMEX	537,769 USD	09/26/23	29,294
Henry Hub	86	NYMEX	537,769 USD	10/26/23	9,299
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(37,141)
Japanese Yen Currency	7	CME	843,273 USD	03/15/21	(4,514)
Lean Hogs	9	CME	244,441 USD	02/12/21	(8,549)
Live Cattle	402	CME	18,597,942 USD	04/30/21	(577,458)
Low Sulphur Gasoil	70	ICE	2,950,725 USD	02/11/21	(10,275)
Natural Gas	865	NYMEX	22,785,490 USD	02/24/21	935,590
Natural Gas	21	NYMEX	587,393 USD	04/28/21	50,843
Natural Gas	336	NYMEX	9,503,888 USD	05/26/21	730,928
Natural Gas	7	NYMEX	198,998 USD	06/28/21	11,048
Natural Gas	36	NYMEX	1,040,696 USD	09/28/21	53,936
Natural Gas	16	NYMEX	480,752 USD	10/27/21	33,392
Natural Gas	8	NYMEX	260,866 USD	11/26/21	27,826
Natural Gas	236	NYMEX	6,867,872 USD	12/29/21	(226,288)
Natural Gas	26	NYMEX	810,244 USD	01/27/22	46,104
Natural Gas	370	NYMEX	9,120,695 USD	05/26/22	196,295
NY Harbor ULSD	93	NYMEX	5,897,565 USD	01/29/21	101,061
S&P 500 E-mini	422	CME	77,104,903 USD	03/19/21	(1,994,777)
Soybean	612	CBOT	38,252,539 USD	03/12/21	(1,864,061)
Soybean Meal	570	CBOT	23,540,348 USD	03/12/21	(935,452)
Soybean Oil	892	CBOT	21,365,151 USD	03/12/21	(1,327,329)
Sugar 11	168	ICE	2,843,024 USD	02/26/21	(71,574)
U.S. Treasury 10-Year Note	109	CBOT	15,040,356 USD	03/22/21	(10,159)
US Natural Gas Henry Hub	273	ICE	1,658,207 USD	12/31/20	(74,661)
Wheat	871	CBOT	26,195,500 USD	03/12/21	(1,698,275)
WTI Crude	622	NYMEX	28,632,409 USD	01/20/21	(1,547,031)
WTI Crude	9	NYMEX	385,443 USD	02/22/21	(52,227)
WTI Crude	13	NYMEX	618,847 USD	03/22/21	(14,123)
WTI Crude	429	NYMEX	19,359,281 USD	05/20/21	(1,502,989)
WTI Crude	300	NYMEX	13,502,199 USD	11/20/23	(120,801)

					$(13,150,739)

Total Futures Contracts Outstanding					$8,465,976

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2020

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,200,000	USD	1,631,762	State Street Bank and Trust Company	03/15/21	$65,296
BRL	3,140,000	USD	612,122	State Street Bank and Trust Company	03/15/21	(8,474)
CHF	7,400,000	USD	8,350,354	State Street Bank and Trust Company	03/15/21	26,331
CNH	142,100,000	USD	20,300,000	Citibank N.A.	02/03/21	1,510,452
CNH	20,530,409	USD	3,124,206	JPMorgan Chase Bank, N.A.	03/17/21	18,462
EUR	2,410,000	USD	2,837,534	Citibank N.A.	01/26/21	108,173
EUR	22,974,708	USD	27,885,092	State Street Bank and Trust Company	03/15/21	225,223
GBP	160,000	USD	210,355	Citibank N.A.	03/01/21	8,524
GBP	9,240,000	USD	12,349,445	State Street Bank and Trust Company	03/15/21	291,333
HKD	22,250,000	USD	2,870,523	State Street Bank and Trust Company	03/15/21	268
IDR	3,800,000,000	USD	266,573	State Street Bank and Trust Company	03/15/21	2,247
INR	1,507,612,500	USD	20,250,000	JPMorgan Chase Bank, N.A.	01/04/21	383,147
INR	1,686,598,200	USD	22,679,085	JPMorgan Chase Bank, N.A.	01/06/21	400,723
INR	2,853,859,200	USD	37,920,000	HSBC Bank plc	06/09/21	399,232
INR	1,476,993,600	USD	19,620,000	JPMorgan Chase Bank, N.A.	06/10/21	209,106
MXN	1,006,832,796	USD	50,663,352	Goldman Sachs International	01/08/21	(79,960)
MXN	11,600,000	USD	580,859	State Street Bank and Trust Company	03/16/21	(2,465)
NOK	11,446,666	USD	1,308,106	State Street Bank and Trust Company	03/15/21	26,805
NOK	1,750,000	USD	200,407	State Street Bank and Trust Company	03/16/21	3,677
RUB	229,429,235	USD	3,114,093	Morgan Stanley Capital Services, Inc.	01/15/21	(12,718)
RUB	39,000,000	USD	525,819	State Street Bank and Trust Company	03/15/21	(1,815)
SEK	15,728	USD	1,860	State Street Bank and Trust Company	03/15/21	53
SGD	940,001	USD	702,615	State Street Bank and Trust Company	03/15/21	8,714
TRY	52,354,538	USD	6,558,924	Barclays Bank plc	01/15/21	464,554
TRY	1,068,000	USD	132,071	State Street Bank and Trust Company	03/15/21	7,919
ZAR	107,771,815	USD	7,114,825	Deutsche Bank AG	01/15/21	207,781
USD	1,557,591	AUD	2,100,000	State Street Bank and Trust Company	03/15/21	(62,328)
USD	4,440,357	CHF	3,935,000	State Street Bank and Trust Company	03/15/21	(14,002)
USD	19,867,179	CNH	142,100,000	Citibank N.A.	02/03/21	(1,943,272)
USD	3,905,534	EUR	3,196,000	Citibank N.A.	06/23/21	(13,545)
USD	38,539,214	EUR	31,752,708	State Street Bank and Trust Company	03/15/21	(311,275)
USD	2,170,243	EUR	1,830,000	State Street Bank and Trust Company	01/22/21	(66,337)
USD	2,859,706	EUR	2,410,000	Citibank N.A.	01/26/21	(86,001)
USD	211,204	GBP	160,000	Citibank N.A.	03/01/21	(7,675)
USD	22,281,302	GBP	16,645,000	State Street Bank and Trust Company	03/16/21	(490,834)
USD	13,063,085	GBP	9,773,954	State Street Bank and Trust Company	03/15/21	(308,168)
USD	11,297,095	GBP	8,533,000	Citibank N.A.	05/20/21	(380,711)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	199,840	HKD	1,549,000	State Street Bank and Trust Company	03/15/21	$(19)
USD	11,787,999	IDR	168,144,014,754	JPMorgan Chase Bank, N.A.	03/17/21	(235,420)
USD	22,680,000	INR	1,686,598,200	JPMorgan Chase Bank, N.A.	01/06/21	(399,808)
USD	20,534,085	INR	1,507,612,500	JPMorgan Chase Bank, N.A.	01/04/21	(99,063)
USD	7,040,000	INR	528,211,200	JPMorgan Chase Bank, N.A.	06/10/21	(51,402)
USD	802,669	KRW	870,900,000	State Street Bank and Trust Company	03/15/21	243
USD	7,040,000	MXN	139,846,080	Goldman Sachs International	01/08/21	14,117
USD	1,064,831	NOK	9,230,000	State Street Bank and Trust Company	03/15/21	(11,572)
USD	200,579	NOK	1,750,000	State Street Bank and Trust Company	03/16/21	(3,505)
USD	6,904,313	RUB	510,342,653	JPMorgan Chase Bank, N.A.	03/17/21	58,256
USD	4,655,137	RUB	343,935,489	Bank of America, N.A.	03/17/21	41,370
USD	18,704,423	RUB	1,381,826,680	Morgan Stanley Capital Services, Inc.	03/17/21	167,731
USD	474,266	SGD	634,501	State Street Bank and Trust Company	03/15/21	(5,882)
USD	3,073,428	ZAR	47,026,528	JPMorgan Chase Bank, N.A.	03/17/21	(98,832)
USD	2,988,411	ZAR	45,000,000	State Street Bank and Trust Company	03/15/21	(47,845)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(93,191)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Penerbangan Malaysia Bhd	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	8,627,000 USD	$(247,767)	$(228,570)	$(19,197)
Republic Of South Africa	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	16,612,000 USD	451,413	11,997	439,416
Republic Of Turkey	(1.00)%	3M	12/21/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	70,851	87,706	(16,855)
Republic Of Turkey	(1.00)%	3M	6/21/2025	Credit Suisse Securities (USA) LLC	291,000 USD	23,186	66,010	(42,824)
United Mexican States	(1.00)%	3M	6/21/2023	Credit Suisse Securities (USA) LLC	8,000,000 USD	(139,224)	907	(140,131)
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	14,521,000 USD	(270,434)	22,185	(292,619)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(111,975)	$(39,765)	$(72,210)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.31	(1.00)%	3M	6/20/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,640,000 USD	$(34,708)	$592,200	$(626,908)
CDX.NA.HY.35	(5.00)%	3M	12/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,595,600 USD	(428,582)	(321,692)	(106,890)
iTraxx Europe Crossover series 32	(5.00)%	3M	12/20/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	32,640,340 EUR	(4,348,181)	2,474,045	(6,822,226)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(4,811,471)	$2,744,553	$(7,556,024)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.34	1.00%	3M	12/20/202 5	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	16,500,000 USD	$(396,013)	$(1,056,000)	$659,987
CDX.NA.HY.34	5.00%	3M	6/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	368 USD	34	9	25
CDX.NA.HY.38	0.00%	3M	6/20/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,710,000 USD	1,412,492	2,099,428	(686,936)
iTraxx Europe Crossover Series 29	5.00%	3M	6/20/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	38,681,622 EUR	$3,351,184	$4,094,394	$(743,210)
iTraxx Europe Crossover Series 31	5.00%	3M	6/20/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,026,724 EUR	1,001,453	990,894	10,559

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$5,369,150	$6,128,725	$(759,575)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at December 31, 2020

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic Of South Africa	(1.00)%	3M	6/21/2022	Morgan Stanley Capital Services LLC	300,000 USD	$(1,213)	$17,362	$(18,575)
Republic Of South Africa	(1.00)%	3M	6/21/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	(36,377)	520,876	(557,253)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(37,590)	$538,238	$(575,828)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	J.P. Morgan Securities LLC	7,363,000 USD	$909,761	$71,579	$838,182
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	136,161	374,805	(238,644)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	697,487	453,500	243,987
CMBX.NA.BBB-.8	(3.00)%	1M	10/18/2057	Morgan Stanley Capital Services LLC	69,000 USD	10,941	14,170	(3,229)
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Credit Suisse International	10,000 USD	1,189	593	596
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Goldman Sachs International	177,000 USD	21,052	5,121	15,931

Total OTC Credit Default Swaps on Index (Buy Protection)						$1,776,591	$919,768	$856,823

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/18/2059	Goldman Sachs Bank USA	BBB-	1,096,000 USD	$(135,420)	$(30,005)	$(105,415)
CMBX.NA.BBB-.10	3.00%	1M	11/18/2059	Goldman Sachs International	BBB-	18,066,000 USD	(2,232,206)	(682,644)	(1,549,562)
CMBX.NA.BBB-.11	3.00%	1M	11/19/2054	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(571,396)	(620,025)	48,629
CMBX.NA.BBB-.8	3.00%	1M	10/18/2057	Credit Suisse International	BBB-	286,000 USD	(45,350)	(20,492)	(24,858)
CMBX.NA.BBB-.8	3.00%	1M	10/18/2057	Goldman Sachs International	BBB-	1,294,000 USD	(205,186)	(72,380)	(132,806)
CMBX.NA.BBB-.8	3.00%	1M	10/18/2057	Goldman Sachs International	BBB-	232,000 USD	$(36,788)	$(5,855)	$(30,933)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	3.00%	1M	10/18/2057	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	$(342,505)	$(114,150)	$(228,355)
CMBX.NA.BBB-.9	3.00%	1M	9/18/2058	J.P. Morgan Securities LLC	BBB-	187,000 USD	(22,241)	(962)	(21,279)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(3,591,092)	$(1,546,513)	$(2,044,579)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at December 31, 2020

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Acacia Communications, Inc.	03/04/22	1M	0.44%	Morgan Stanley Capital Services LLC	7,590,308 USD	$156,074
Acacia Communications, Inc.	07/13/21	1M	0.65%	JPMorgan Chase Bank, N.A.	10,403,296 USD	213,916
Aerojet Rocketdyne Holdings, Inc.	12/23/22	1M	0.65%	JPMorgan Chase Bank, N.A.	20,975,601 USD	24,399
Alexion Pharmaceuticals, Inc.	12/16/22	1M	0.65%	JPMorgan Chase Bank, N.A.	23,979,451 USD	218,375
Bankia S.A	09/21/22	1M	0.06%	JPMorgan Chase Bank, N.A.	914,386 EUR	4,645
BMC Stock Holdings, Inc.	08/31/22	1M	0.40%	Goldman Sachs International	15,795,058 USD	85,794
Cineplex, Inc.	03/07/22	1M	1.01%	JPMorgan Chase Bank, N.A.	502,117 CAD	26,328
Cineplex, Inc.	12/20/21	1M	0.71%	Goldman Sachs International	1,554,285 CAD	81,498
Cit Group, Inc.	10/19/22	1M	0.65%	JPMorgan Chase Bank, N.A.	1,293,325 USD	(20,563)
Coca-Cola Amatil Ltd.	11/09/22	1M	0.36%	JPMorgan Chase Bank, N.A.	30,483,457 AUD	109,563
Concho Resources, Inc.	10/26/22	1M	0.65%	JPMorgan Chase Bank, N.A.	3,961,148 USD	(14,879)
Crown Castle
International Corp.	08/05/22	1M	0.53%	Goldman Sachs International	11,938,494 USD	461,929
CSI 500 NTR swap	06/23/21	1M	10.66%	Goldman Sachs International	147,221,540 USD	1,433,774
Egypt Government Bond	01/14/25	3M	0.00%	Goldman Sachs International	10,248,119 USD	584,948
Egypt Government Bond	01/14/21	3M	0.00%	Citigroup Global Markets Inc.	1,599,976 USD	42,498
Fitbit, Inc.	11/03/21	1M	0.40%	Goldman Sachs International	9,437,181 USD	(573,530)
Fitbit, Inc.	03/04/22	1M	0.44%	Morgan Stanley Capital Services LLC	2,430,540 USD	(147,712)
Georgian Government Bonds	09/22/21	1M	0.00%	Credit Suisse Securities (USA) LLC	25,449,512 USD	468,624
Grubhub, Inc.	06/15/22	1M	0.40%	Goldman Sachs International	12,663,457 USD	300,223
GSENREU0 SWAP	10/05/22	1M	0.40%	Goldman Sachs International	163,575,368 USD	3,204,829
GSISMES2 SWAP	11/07/22	1M	0.00%	Goldman Sachs International	10,859,224 USD	(4,072)
GSISMNQ1 SWAP	11/07/22	1M	0.00%	Goldman Sachs International	17,389,460 USD	9,719
Healthcor 40 Act	08/16/21	1M	0.00%	Morgan Stanley Capital Services LLC	1,700,000 USD	743,274
HMS Holdings Corp.	12/23/22	1M	0.40%	Goldman Sachs International	13,448,842 USD	80,046
Indonesian Government Bond	05/18/21	3M	0.00%	Bank of America, N.A.	7,344,615 USD	1,147,034
Indonesian Government Bond	05/21/21	3M	0.00%	Bank of America, N.A.	2,943,894 USD	664,969
Inphi Corp.	11/02/22	1M	0.65%	JPMorgan Chase Bank, N.A.	28,360,146 USD	330,767
Mastercard, Inc.	03/21/22	1M	0.40%	Goldman Sachs International	7,099,678 USD	479,229
Maxim Integrated Products	07/15/22	1M	0.40%	Goldman Sachs International	28,953,857 USD	1,172,427
MS Intraday Trend SWAP	10/25/22	1M	0.15%	Morgan Stanley Capital Services LLC	282,678,053 USD	(40,536)
MTS Systems Corp.	12/13/22	1M	0.40%	Goldman Sachs International	3,353,307 USD	(11,492)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Navistar International Corp.	11/14/22	1M	0.40%	Goldman Sachs International	21,451,430 USD	$(29,239)
Norbord, Inc.	11/23/22	1M	1.01%	JPMorgan Chase Bank, N.A.	15,998,160 CAD	(191,418)
NVI BASMF	08/16/21	1M	0.00%	Morgan Stanley Capital Services LLC	1,780,004 USD	2,602,606
Parsley Energy, Inc., Class A	10/25/22	1M	0.65%	JPMorgan Chase Bank, N.A.	9,669,759 USD	323,733
PNM Resources, Inc.	10/25/22	1M	0.65%	JPMorgan Chase Bank, N.A.	26,032,175 USD	(286,476)
Repsol S.A	05/25/22	1M	0.17%	Morgan Stanley Capital Services LLC	193,648 EUR	12,372
Rsa Insurance Group PLC	11/22/22	1M	0.42%	Goldman Sachs International	12,923,353 GBP	(31,251)
Seiga Mix	12/27/21	1M	0.00%	Morgan Stanley Capital Services LLC	1,500,000 USD	1,355,694
Slack Technologies, Inc., Class A	12/06/22	1M	0.40%	Goldman Sachs International	17,954,025 USD	(139,178)
TCF Financial Corp.	12/16/22	1M	0.40%	Goldman Sachs International	8,657,140 USD	218,627
Teranga Gold Corp.	11/18/22	1M	1.01%	JPMorgan Chase Bank, N.A.	326,585 CAD	(17,011)
Tiffany & Co.	11/30/21	1M	0.40%	Goldman Sachs International	14,564,871 USD	35,543
Tikkurila OYJ	12/21/22	1M	0.16%	Goldman Sachs International	3,395,890 EUR	27,621
Tilray, Inc., Class 2	12/20/22	1M	0.65%	JPMorgan Chase Bank, N.A.	580,781 USD	(8,999)
Varian Medical Systems, Inc.	08/08/22	1M	0.40%	Goldman Sachs International	10,936,872 USD	25,054
Varian Medical Systems, Inc.	08/05/22	1M	0.65%	JPMorgan Chase Bank, N.A.	15,658,676 USD	35,871
Waddell & Reed Financial, Class A	12/07/22	1M	0.40%	Goldman Sachs International	1,522,433 USD	16,312
Willis Towers Watson PLC	03/04/22	1M	0.44%	Morgan Stanley Capital Services LLC	15,578,250 USD	222,750
Willis Towers Watson PLC	03/11/22	1M	0.65%	JPMorgan Chase Bank, N.A.	10,956,079 USD	156,659
Worldline S.A	09/23/22	1M	0.06%	JPMorgan Chase Bank, N.A.	69,044 EUR	3,394
Xilinx, Inc.	10/31/22	1M	0.65%	JPMorgan Chase Bank, N.A.	27,909,596 USD	(674,303)

Total Buys						$14,890,459

Sells
Advanced Micro Devices	10/31/22	1M	0.22%	JPMorgan Chase Bank, N.A.	28,207,296 USD	$459,885
Analog Devices, Inc.	07/15/22	1M	0.31%	Goldman Sachs International	29,094,919 USD	(1,048,796)
AON PLC	04/05/22	1M	0.22%	JPMorgan Chase Bank, N.A.	10,787,957 USD	(109,350)
AON PLC	03/04/22	1M	0.16%	Morgan Stanley Capital Services LLC	16,340,053 USD	(165,627)
Aphria, Inc.	12/20/22	1M	1.25%	JPMorgan Chase Bank, N.A.	572,719 USD	23,036
Astrazeneca plc, ADR	12/16/22	1M	0.22%	JPMorgan Chase Bank, N.A.	15,378,096 USD	(95,958)
BancorpSouth Bank	09/23/22	1M	0.16%	Goldman Sachs International	7,642,515 USD	77,197
BancorpSouth Bank	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	1,167,261 USD	11,791
Bank Of Hawaii Corp.	07/13/22	1M	0.16%	Goldman Sachs International	4,135,312 USD	42,731
Bank Of New York Mellon Corp.	11/14/22	1M	0.16%	Goldman Sachs International	7,681,759 USD	(184,452)
Builders Firstsource, Inc.	08/31/22	1M	0.31%	Goldman Sachs International	15,760,188 USD	(30,955)
Caixabank S.A	09/21/22	1M	0.77%	JPMorgan Chase Bank, N.A.	912,624 EUR	7,903
Capitol Federal Financial, Inc.	09/23/22	1M	0.16%	Goldman Sachs International	16,225,445 USD	(550,243)
Cathay General Bancorp	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	15,195,018 USD	(784,323)
Conocophillips	10/26/22	1M	0.22%	JPMorgan Chase Bank, N.A.	3,950,482 USD	24,543
Douglas Emmett, Inc.	11/29/22	1M	0.16%	Goldman Sachs International	2,022,578 USD	13,768
Endeavour Mining Corp.	11/18/22	1M	0.24%	JPMorgan Chase Bank, N.A.	309,404 CAD	10,746

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Financial Select Sector SPDR Fund	03/21/22	1M	0.10%	Goldman Sachs International	51,501,680 USD	$(1,362,858)
Financial Select Sector SPDR Fund	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	323,990 USD	(8,574)
First Citizens Bancshares, Class A	10/19/22	1M	0.22%	JPMorgan Chase Bank, N.A.	1,283,368 USD	21,123
First Commonwealth Financial Corp.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	34,540 USD	(1,759)
First Commonwealth Financial Corp.	10/14/22	1M	0.16%	Goldman Sachs International	1,449,197 USD	(73,782)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First Hawaiian, Inc.	03/09/22	1M	0.16%	Goldman Sachs International	18,934,984 USD	$(690,815)
First Interstate BancSystem, Inc.	09/23/22	1M	0.16%	Goldman Sachs International	2,351,662 USD	(62,166)
First Interstate BancSystem, Inc.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	1,146,478 USD	(30,307)
Huntington Bancshares, Inc.	12/16/22	1M	0.31%	Goldman Sachs International	8,842,945 USD	(251,489)
Just Eat Takeaway	06/15/22	1M	0.97%	Goldman Sachs International	10,070,357 EUR	(518,962)
Keycorp.	06/15/22	1M	0.16%	Goldman Sachs International	14,080,264 USD	(590,030)
Marvell Technology Group Ltd.	11/02/22	1M	0.22%	JPMorgan Chase Bank, N.A.	17,999,226 USD	(110,471)
National Bank Holding Corp.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	5,173,108 USD	(22,202)
Northwest Bancshares, Inc.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	414,756 USD	(16,238)
Northwest Bancshares, Inc.	12/16/22	1M	0.16%	Goldman Sachs International	1,464,359 USD	(57,332)
People’s United Financial, Inc.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	10,657,536 USD	(108,241)
Pioneer Natural Resources Co.	10/25/22	1M	0.22%	JPMorgan Chase Bank, N.A.	9,731,817 USD	(263,283)
Piper Jaffray	08/19/22	1M	0.16%	Goldman Sachs International	1,928,921 USD	35,835
Preferred Bank	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	9,294,375 USD	(554,189)
Prosperity Bancshares, Inc.	03/16/22	1M	0.16%	Goldman Sachs International	13,974,958 USD	(119,896)
Renasant Corp.	10/11/22	1M	0.16%	Goldman Sachs International	9,039,787 USD	(371,651)
Salesforce.com, Inc.	12/06/22	1M	0.31%	Goldman Sachs International	7,204,464 USD	125,339
Sandy Spring Bancorp, Inc.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	2,717,762 USD	(75,493)
Simmons First National Corp.	01/20/21	1M	0.16%	Goldman Sachs International	8,787,664 USD	(325,000)
SL Green Realty Corp.	11/29/22	1M	0.16%	Goldman Sachs International	1,012,992 USD	(69,398)
SPDR S&P 500 ETF Trust	06/14/22	1M	0.10%	Goldman Sachs International	32,899,374 USD	(541,949)
SPDR S&P Regional Banking ETF	02/08/21	1M	0.54%	Goldman Sachs International	22,938,707 USD	(682,023)
SPDR S&P Regional Banking ETF	07/23/21	1M	0.91%	Morgan Stanley Capital Services LLC	33,481,546 USD	(995,487)
Synchrony Financial	06/03/21	1M	0.16%	Goldman Sachs International	7,526,456 USD	(299,886)
T Rowe Price Group, Inc.	03/11/22	1M	0.16%	Goldman Sachs International	5,296,458 USD	(97,265)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
US Bancorp.	03/09/22	1M	0.16%	Goldman Sachs International	9,358,514 USD	$(260,131)
Verra Mobility Corp.	12/14/22	1M	0.16%	Goldman Sachs International	2,533,319 USD	(15,192)
Vornado Realty Trust	04/29/22	1M	0.16%	Goldman Sachs International	6,697,859 USD	(214,746)
Washington Federal, Inc.	07/23/21	1M	0.31%	Morgan Stanley Capital Services LLC	1,733,125 USD	(47,028)
West Fraser Timber Co. Ltd.	11/23/22	1M	0.10%	JPMorgan Chase Bank, N.A.	15,949,536 CAD	225,686
WEX, Inc.	11/21/22	1M	0.16%	Goldman Sachs International	7,602,247 USD	(143,087)
Worldline S.A	02/07/22	1M	0.97%	Goldman Sachs International	69,044 EUR	(3,394)

Total Sells						$(10,874,445)

Total OTC Total Return Swaps Outstanding						$4,016,014

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2020

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.21%	3M/6M	3/18/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	$5,089	$—	$5,089
Pays	3-Month USD LIBOR	0.23%	3M/6M	12/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,700,000 USD	3,564	—	3,564
Pays	3-Month USD LIBOR	0.25%	3M/6M	3/3/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,700,000 USD	35,450	—	35,450
Pays	3-Month USD LIBOR	0.27%	3M/6M	8/3/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,616,000 USD	152,950	—	152,950
Pays	3-Month USD LIBOR	0.31%	3M/6M	7/24/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,588,605 USD	65,425	—	65,425
Pays	3-Month USD LIBOR	0.31%	3M/6M	7/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,141,220 USD	18,149	—	18,149
Pays	3-Month USD LIBOR	0.33%	3M/6M	7/16/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,371,000 USD	181,479	—	181,479
Pays	3-Month USD LIBOR	0.36%	3M/6M	6/30/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,347,000 USD	48,007	—	48,007
Pays	3-Month USD LIBOR	0.37%	3M/6M	10/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,600,000 USD	(2,423)	—	(2,423)
Pays	3-Month USD LIBOR	0.41%	3M/6M	6/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,970,800 USD	280,338	—	280,338
Pays	3-Month USD LIBOR	0.44%	3M/6M	7/24/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,032,440 USD	17,302	—	17,302
Pays	3-Month USD LIBOR	0.46%	3M/6M	7/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,362,800 USD	8,194	—	8,194
Pays	3-Month USD LIBOR	0.50%	3M/6M	6/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,932,800 USD	10,656	—	10,656

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.57%	3M/6M	6/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,060,000 USD	$199,426	$—	$199,426
Pays	3-Month USD LIBOR	0.69%	3M/6M	10/5/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,300,000 USD	(132,595)	—	(132,595)
Pays	3-Month USD LIBOR	0.78%	3M/6M	6/8/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000,000 USD	645,466	—	645,466
Pays	3-Month USD LIBOR	0.88%	3M/6M	3/10/2035	Morgan Stanley Capital Services LLC	700,000 USD	(26,019)	—	(26,019)
Pays	3-Month USD LIBOR	0.98%	3M/6M	3/25/2030	Morgan Stanley Capital Services LLC	3,000,000 USD	(49,236)	—	(49,236)
Pays	3-Month USD LIBOR	0.99%	3M/6M	6/8/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	248,668	—	248,668
Pays	3-Month USD LIBOR	1.26%	3M/6M	9/25/2026	Morgan Stanley Capital Services LLC	2,235,000 USD	94,735	—	94,735
Pays	3-Month USD LIBOR	1.44%	3M/6M	9/25/2026	Morgan Stanley Capital Services LLC	2,408,000 USD	126,779	583	126,196
Pays	3-Month USD LIBOR	1.46%	3M/6M	5/11/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,809,000 USD	997,968	—	997,968
Pays	3-Month USD LIBOR	1.64%	3M/6M	11/25/2026	Morgan Stanley Capital Services LLC	2,047,000 USD	132,909	—	132,909
Pays	3-Month USD LIBOR	1.66%	3M/6M	2/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	233,058	—	233,058
Pays	3-Month USD LIBOR	1.67%	3M/6M	2/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	749,080	—	749,080
Pays	3-Month USD LIBOR	1.80%	3M/6M	7/25/2026	Morgan Stanley Capital Services LLC	3,312,000 USD	239,794	(13)	239,807
Pays	3-Month USD LIBOR	1.80%	3M/6M	6/25/2026	Morgan Stanley Capital Services LLC	3,479,000 USD	250,087	2,244	247,843
Pays	3-Month USD LIBOR	1.93%	3M/6M	7/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	4,301,661	—	4,301,661
Pays	3-Month USD LIBOR	1.99%	3M/6M	6/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	138,260	(11,818)	150,078
Pays	3-Month USD LIBOR	1.99%	3M/6M	5/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	152,625	(12,569)	165,194

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.02%	3M/6M	6/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	$1,368,188	$—	$1,368,188
Pays	3-Month USD LIBOR	2.03%	3M/6M	5/25/2024	Morgan Stanley Capital Services LLC	2,089,000 USD	125,525	(7,422)	132,947
Pays	3-Month USD LIBOR	2.17%	3M/6M	5/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	3,170,874	—	3,170,874
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	165,200	(11,404)	176,604
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	192,713	2,511	190,202
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	257,550	(1,411)	258,961
Pays	3-Month USD LIBOR	2.40%	3M/6M	5/27/2026	Morgan Stanley Capital Services LLC	2,366,000 USD	244,862	—	244,862
Pays	3-Month USD LIBOR	2.41%	3M/6M	4/25/2026	Morgan Stanley Capital Services LLC	3,899,000 USD	401,671	(26,506)	428,177
Pays	3-Month USD LIBOR	2.58%	3M/6M	2/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	257,023	—	257,023
Pays	3-Month USD LIBOR	2.62%	3M/6M	2/25/2026	Morgan Stanley Capital Services LLC	3,187,500 USD	356,046	(21,811)	377,857
Pays	3-Month USD LIBOR	2.66%	3M/6M	1/25/2026	Morgan Stanley Capital Services LLC	1,905,000 USD	214,066	411	213,655
Pays	3-Month USD LIBOR	2.83%	3M/6M	2/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	157,130	(1,314)	158,444
Pays	3-Month CNY - CNREPO FIX	2.84%	3M/3M	3/17/2026	Credit Suisse Securities (USA) LLC	66,454,440 CNY	80,115	—	80,115
Pays	3-Month CNY - CNREPO FIX	2.84%	3M/3M	3/17/2026	Credit Suisse Securities (USA) LLC	584,000,000 CNY	704,053	—	704,053
Pays	3-Month USD LIBOR	2.87%	3M/6M	4/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	311,499	—	311,499

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month CNY-CNREPO FIX	2.88%	3M/3M	3/17/2026	Credit Suisse Securities (USA) LLC	806,704,426 CNY	$1,182,066	$—	$1,182,066
Pays	3-Month CNY-CNREPO FIX	2.88%	3M/3M	3/17/2026	Credit Suisse Securities (USA) LLC	792,193,637 CNY	1,188,990	—	1,188,990
Pays	3-Month CNY-CNREPO FIX	2.90%	3M/3M	3/17/2026	Credit Suisse Securities (USA) LLC	413,836,807 CNY	680,018	—	680,018
Pays	3-Month CNY-CNREPO FIX	2.90%	3M/3M	3/17/2026	Credit Suisse Securities (USA) LLC	1,192,958,000 CNY	1,960,271	—	1,960,271
Pays	3-Month USD LIBOR	2.92%	3M/6M	8/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	373,771	—	373,771
Pays	3-Month USD LIBOR	3.00%	3M/6M	6/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	266,283	—	266,283
Pays	28-Days MXN TIIE	4.40%	28D/28D	3/15/2023	Credit Suisse Securities (USA) LLC	160,790,485 MXN	15,751	—	15,751
Pays	28-Days MXN TIIE	4.91%	28D/28D	11/3/2026	Credit Suisse Securities (USA) LLC	143,672,947 MXN	17,030	—	17,030
Pays	28-Days MXN TIIE	5.58%	28D/28D	7/22/2030	Credit Suisse Securities (USA) LLC	190,400,000 MXN	160,622	—	160,622
Pays	28-Days MXN TIIE	5.58%	28D/28D	3/5/2031	Credit Suisse Securities (USA) LLC	162,920,366 MXN	80,743	—	80,743
Pays	28-Days MXN TIIE	5.58%	28D/28D	7/25/2030	Credit Suisse Securities (USA) LLC	78,400,000 MXN	66,519	—	66,519
Pays	28-Days MXN TIIE	5.58%	28D/28D	7/18/2030	Credit Suisse Securities (USA) LLC	38,304,000 MXN	32,762	—	32,762
Pays	28-Days MXN TIIE	5.58%	28D/28D	7/16/2030	Credit Suisse Securities (USA) LLC	187,680,000 MXN	161,800	—	161,800
Pays	28-Days MXN TIIE	5.59%	28D/28D	7/29/2030	Credit Suisse Securities (USA) LLC	78,400,000 MXN	67,703	—	67,703
Pays	28-Days MXN TIIE	5.60%	28D/28D	07/30/2030	Credit Suisse Securities (USA) LLC	74,592,000 MXN	67,257	—	67,257
Pays	28-Days MXN TIIE	5.60%	28D/28D	7/23/2030	Credit Suisse Securities (USA) LLC	230,000,000 MXN	209,010	—	209,010
Pays	28-Days MXN TIIE	5.61%	28D/28D	7/24/2030	Credit Suisse Securities (USA) LLC	233,700,000 MXN	225,776	—	225,776
Receives	3-Month USD LIBOR	0.22%	6M/3M	10/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,600,000 USD	(18,245)	—	(18,245)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.37%	6M/3M	12/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,300,000 USD	$14,372	$—	$14,372
Receives	3-Month USD LIBOR	0.40%	6M/3M	8/3/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,941,000 USD	(21,341)	—	(21,341)
Receives	3-Month USD LIBOR	0.47%	6M/3M	9/11/2027	Morgan Stanley Capital Services LLC	1,000,000 USD	10,086	136	9,950
Receives	3-Month USD LIBOR	0.48%	6M/3M	3/22/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,655,000 USD	(11,970)	—	(11,970)
Receives	3-Month USD LIBOR	0.51%	6M/3M	3/3/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,650,000 USD	(54,262)	—	(54,262)
Receives	3-Month USD LIBOR	0.57%	6M/3M	7/27/2030	Morgan Stanley Capital Services LLC	4,000,000 USD	119,835	—	119,835
Receives	3-Month USD LIBOR	0.62%	6M/3M	8/3/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,512,706 USD	165,542	—	165,542
Receives	3-Month USD LIBOR	0.65%	6M/3M	6/8/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	(93,764)	—	(93,764)
Receives	3-Month USD LIBOR	0.66%	6M/3M	3/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	100,948	—	100,948
Receives	3-Month USD LIBOR	0.67%	6M/3M	7/24/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,438,980 USD	93,042	—	93,042
Receives	3-Month USD LIBOR	0.68%	6M/3M	7/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	713,880 USD	14,285	—	14,285
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley Capital Services LLC	3,000,000 USD	(6,374)	—	(6,374)
Receives	3-Month USD LIBOR	0.69%	6M/3M	8/19/2030	Morgan Stanley Capital Services LLC	1,200,000 USD	23,342	—	23,342
Receives	3-Month USD LIBOR	0.70%	6M/3M	6/30/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,605,000 USD	62,598	—	62,598

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.74%	6M/3M	3/19/2027	Morgan Stanley Capital Services LLC	19,099,000 USD	$(203,855)	$—	$(203,855)
Receives	3-Month USD LIBOR	0.77%	6M/3M	3/25/2027	Morgan Stanley Capital Services LLC	13,006,000 USD	(164,342)	—	(164,342)
Receives	3-Month USD LIBOR	0.79%	6M/3M	6/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,347,000 USD	57,355	—	57,355
Receives	3-Month USD LIBOR	0.82%	6M/3M	7/16/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,975,000 USD	75,142	—	75,142
Receives	3-Month USD LIBOR	0.95%	6M/3M	3/3/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	719,000 USD	(416)	—	(416)
Receives	6-Month SGD SOR	0.98%	6M/6M	3/17/2031	Credit Suisse Securities (USA) LLC	4,763,076 SGD	(25,744)	—	(25,744)
Receives	3-Month USD LIBOR	1.10%	6M/3M	3/25/2030	Morgan Stanley Capital Services LLC	1,500,000 USD	(31,615)	—	(31,615)
Receives	6-Month PLN WIBOR	1.18%	12M/6M	3/17/2031	Credit Suisse Securities (USA) LLC	11,706,887 PLN	(16,876)	—	(16,876)
Receives	6-Month PLN WIBOR	1.21%	12M/6M	3/17/2031	Credit Suisse Securities (USA) LLC	11,707,259 PLN	(27,422)	—	(27,422)
Receives	6-Month PLN WIBOR	1.29%	6M/6M	3/17/2031	Credit Suisse Securities (USA) LLC	23,760,770 PLN	(108,294)	—	(108,294)
Receives	3-Month USD LIBOR	1.32%	6M/3M	2/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	(231,299)	—	(231,299)
Receives	3-Month USD LIBOR	1.46%	6M/3M	2/14/2024	Morgan Stanley Capital Services LLC	10,000,000 USD	(378,273)	—	(378,273)
Receives	3-Month USD LIBOR	1.48%	6M/3M	1/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(191,710)	—	(191,710)
Receives	3-Month USD LIBOR	1.49%	6M/3M	8/27/2029	Morgan Stanley Capital Services LLC	3,140,000 USD	(180,149)	—	(180,149)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.51%	6M/3M	9/25/2029	Morgan Stanley Capital Services LLC	2,000,000 USD	$(117,202)	$—	$(117,202)
Receives	3-Month USD LIBOR	1.52%	6M/3M	2/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	(302,711)	—	(302,711)
Receives	3-Month USD LIBOR	1.53%	6M/3M	2/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	(737,521)	—	(737,521)
Receives	3-Month USD LIBOR	1.53%	6M/3M	2/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	(166,160)	—	(166,160)
Receives	3-Month USD LIBOR	1.54%	6M/3M	1/2/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(1,092,111)	—	(1,092,111)
Receives	3-Month USD LIBOR	1.55%	6M/3M	1/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,580,000 USD	(226,319)	—	(226,319)
Receives	3-Month USD LIBOR	1.55%	6M/3M	2/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	(374,569)	—	(374,569)
Receives	3-Month USD LIBOR	1.55%	6M/3M	2/27/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	(234,430)	—	(234,430)
Receives	3-Month USD LIBOR	1.55%	6M/3M	2/27/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	(79,242)	—	(79,242)
Receives	3-Month USD LIBOR	1.55%	6M/3M	1/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(146,617)	—	(146,617)
Receives	3-Month USD LIBOR	1.56%	6M/3M	9/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(106,933)	6,114	(113,047)
Receives	3-Month USD LIBOR	1.57%	6M/3M	2/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	(391,719)	—	(391,719)
Receives	3-Month USD LIBOR	1.58%	6M/3M	5/21/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	(534,822)	—	(534,822)
Receives	3-Month USD LIBOR	1.58%	6M/3M	2/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	(321,436)	—	(321,436)
Receives	3-Month USD LIBOR	1.59%	6M/3M	4/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,118,000 USD	(272,035)	—	(272,035)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.60%	6M/3M	12/9/2024	Morgan Stanley Capital Services LLC	11,333,700 USD	$(573,525)	$—	$(573,525)
Receives	3-Month USD LIBOR	1.61%	6M/3M	3/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(452,200)	—	(452,200)
Receives	3-Month USD LIBOR	1.62%	6M/3M	3/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(455,014)	—	(455,014)
Receives	3-Month USD LIBOR	1.62%	6M/3M	7/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(118,308)	4,658	(122,966)
Receives	3-Month USD LIBOR	1.62%	6M/3M	4/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,222,000 USD	(283,415)	—	(283,415)
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/6/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	(2,686,004)	—	(2,686,004)
Receives	3-Month USD LIBOR	1.64%	6M/3M	7/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(338,694)	—	(338,694)
Receives	3-Month USD LIBOR	1.66%	6M/3M	6/17/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	(575,060)	—	(575,060)
Receives	3-Month USD LIBOR	1.69%	6M/3M	7/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(592,609)	—	(592,609)
Receives	3-Month USD LIBOR	1.72%	6M/3M	2/18/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	(150,776)	—	(150,776)
Receives	3-Month USD LIBOR	1.73%	6M/3M	12/16/2026	Morgan Stanley Capital Services LLC	3,500,000 USD	(246,536)	—	(246,536)
Receives	3-Month USD LIBOR	1.73%	6M/3M	7/15/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(3,875,408)	—	(3,875,408)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/25/2029	Morgan Stanley Capital Services LLC	1,000,000 USD	(81,427)	43	(81,470)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(239,283)	—	(239,283)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.81%	6M/3M	2/1/2024	Morgan Stanley Capital Services LLC	2,500,000 USD	$(120,378)	$—	$(120,378)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley Capital Services LLC	8,000,000 USD	(385,274)	—	(385,274)
Receives	3-Month USD LIBOR	1.86%	6M/3M	5/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(192,414)	—	(192,414)
Receives	3-Month USD LIBOR	1.88%	6M/3M	1/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	(120,376)	—	(120,376)
Receives	3-Month USD LIBOR	1.90%	6M/3M	8/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	(152,144)	—	(152,144)
Receives	3-Month USD LIBOR	1.98%	6M/3M	7/25/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(395,762)	—	(395,762)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/30/2024	Morgan Stanley Capital Services LLC	5,000,000 USD	(338,060)	—	(338,060)
Receives	3-Month USD LIBOR	2.18%	6M/3M	6/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	(212,982)	11,201	(224,183)
Receives	3-Month USD LIBOR	2.22%	6M/3M	9/29/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(143,398)	—	(143,398)
Receives	3-Month USD LIBOR	2.27%	6M/3M	1/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(184,602)	—	(184,602)
Receives	3-Month USD LIBOR	2.30%	6M/3M	1/26/2025	Morgan Stanley & Co. LLC	900,000 USD	(71,960)	4,800	(76,760)
Receives	3-Month USD LIBOR	2.33%	6M/3M	8/25/2025	Morgan Stanley Capital Services LLC	5,250,000 USD	(471,592)	31,222	(502,814)
Receives	3-Month USD LIBOR	2.34%	6M/3M	1/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	(107,362)	—	(107,362)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(314,193)	—	(314,193)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	$(157,726)	$—	$(157,726)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley Capital Services LLC	3,000,000 USD	(178,247)	—	(178,247)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	(511,360)	—	(511,360)
Receives	3-Month USD LIBOR	2.40%	6M/3M	1/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(321,660)	24,111	(345,771)
Receives	3-Month USD LIBOR	2.41%	6M/3M	2/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(258,996)	—	(258,996)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(2,192,410)	—	(2,192,410)
Receives	3-Month USD LIBOR	2.42%	6M/3M	9/22/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(157,669)	—	(157,669)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(161,276)	—	(161,276)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	(330,576)	—	(330,576)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(325,142)	—	(325,142)
Receives	3-Month USD LIBOR	2.53%	6M/3M	9/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(177,234)	—	(177,234)
Receives	3-Month USD LIBOR	2.58%	6M/3M	3/27/2027	Morgan Stanley & Co. LLC	300,000 USD	(37,227)	—	(37,227)
Receives	3-Month USD LIBOR	2.58%	6M/3M	8/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	(703,460)	—	(703,460)
Receives	3-Month USD LIBOR	2.67%	6M/3M	9/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(370,044)	—	(370,044)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.72%	6M/3M	9/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	$(150,904)	$—	$(150,904)
Receives	3-Month USD LIBOR	2.72%	6M/3M	8/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(451,076)	—	(451,076)
Receives	3-Month USD LIBOR	2.83%	6M/3M	2/26/2025	Morgan Stanley Capital Services LLC	1,496,000 USD	(154,215)	(171,226)	17,011
Receives	3-Month USD LIBOR	2.83%	6M/3M	7/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(513,167)	—	(513,167)
Receives	3-Month USD LIBOR	2.90%	6M/3M	3/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(2,554,440)	—	(2,554,440)
Receives	3-Month USD LIBOR	3.02%	6M/3M	9/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(246,981)	—	(246,981)
Receives	3-Month USD LIBOR	3.08%	6M/3M	4/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(3,145,048)	—	(3,145,048)
Receives	3-Month USD LIBOR	3.15%	6M/3M	5/21/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(825,152)	—	(825,152)
Receives	3-Month USD LIBOR	3.21%	6M/3M	5/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(365,642)	(1,053)	(364,589)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(10,411,906)	$(178,513)	$(10,233,393)

OTC Interest Rate Swaps Outstanding at December 31, 2020

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month CNY- CNREPO FIX	2.89%	3M/3M	03/17/2026	Credit Suisse Securities (USA) LLC	402,903,339 CNY	$(638,199)	$—	$(638,199)

Total OTC Interest Rate Swaps Outstanding							$(638,199)	$—	$(638,199)

Abbreviation Legend:
1M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLAR PP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-
OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2020 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended December 31, 2020, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2020, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended December 31, 2020.

COVID-19 and Global Economic and Market Conditions

The ongoing novel coronavirus (“COVID-19”) pandemic and restrictions on certain non-essential businesses have caused disruption in the U.S. and global economies. Although an economic recovery is partially underway, it continues to be gradual, uneven, and characterized by meaningful dispersion across sections and regions. The estimates and assumptions underlying this consolidated schedule of investments are based on the information available as of December 31, 2020, including judgments about the financial markets and economic conditions which may change over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations , and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2020, the total fair value of Level 3 investments was $45,931,787. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for Blackstone’s investments incorporates the changes in fair value of those investments as determined under U.S. GAAP. The decrease in Fund investments for the period ended December 31, 2020 was primarily from the unrealized depreciation in the fair value of underlying investments driven by the impact of COVID-19. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2020, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2020, the Fund had $2,449 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers , bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2020, the Fund had an outstanding commitment of $2,059,098 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2020, the face value of open reverse repurchase agreements for the Fund was $151,868,017.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of December 31, 2020, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counter parties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued guidance providing optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR (London Interbank Offered Rate) or other interbank-offered based reference rates as of the end of December 2021. Management continues to evaluate the impact of the guidance and may apply other elections, as applicable, as the expected market transition to alternative reference rates evolves.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund expects to obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

115

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,346,750,429	$2,417,913	$1,217,580	$1,350,385,922
Preferred Stock	2,303,058	—	4,241,289	6,544,347
Asset-Backed Securities	—	330,736,406	—	330,736,406
Convertible Bonds	—	3,242,999	—	3,242,999
Bank Debt	—	258,801,411	39,792,229	298,593,640
Corporate Bonds & Notes	—	323,831,456	128,620	323,960,076
Sovereign Debt	—	692,970,557	—	692,970,557
Mortgage-Backed Securities	—	960,798,716	—	960,798,716
U.S. Government Sponsored Agency
Securities	—	11,479,490	—	11,479,490
Municipals	—	28,968,036	—	28,968,036
Exchange-Traded Funds	7,110,869	—	—	7,110,869
Warrants	13,039,438	—	—	13,039,438
Rights	206,550	—	—	206,550
Purchased Options	28,676,203	—	—	28,676,203
Short-Term Investment - Money
Market Funds	2,449	—	—	2,449
Subtotal	$1,398,088,996	$2,613,246,984	$45,379,718	$4,056,715,698
Investments Valued at NAV				350,024,814
Total Investments in Securities	$1,398,088,996	$2,613,246,984	$45,379,718	$4,406,740,512
Unfunded Loan Commitment(a)	—	30,144	83,445	113,589
Futures Contracts	27,780,947	—	—	27,780,947
Forward Foreign Currency Exchange Contracts (a)	—	4,649,737	—	4,649,737
Centrally Cleared Credit Default Swaps	—	6,310,613	—	6,310,613
OTC Credit Default Swaps	—	1,776,591	—	1,776,591
OTC Total Return Swaps (a)	—	17,692,077	468,624	18,160,701
Centrally Cleared Interest Rate Swaps	—	24,836,553	—	24,836,553
Total Assets	$1,425,869,943	$2,668,542,699	$45,931,787	$4,490,369,243

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$357,530,353	$—	$—	$357,530,353
Exchange-Traded Funds	1,947,633	—	—	1,947,633
Total Securities Sold Short	359,477,986	—	—	359,477,986
Options Written	22,895,102	—	—	22,895,102
Reverse Repurchase Agreements	—	152,054,484	—	152,054,484
Futures Contracts	19,314,971	—	—	19,314,971
Forward Foreign Currency Exchange Contracts (a)	—	4,742,928	—	4,742,928
Centrally Cleared Credit Default Swaps	—	5,864,909	—	5,864,909
OTC Credit Default Swaps	—	3,628,682	—	3,628,682
OTC Total Return Swaps (a)	—	14,144,687	—	14,144,687
Centrally Cleared Interest Rate Swaps	—	35,248,459	—	35,248,459
OTC Interest Rate Swaps	—	638,199	—	638,199
Total Liabilities	$401,688,059	$216,322,348	$—	$618,010,407

(a)	Represents unrealized appreciation (depreciation).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated schedule of investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Credit- Driven(1)(2)	N/A	—	N/A	229,327,758	12 months	—	229,327,758

Event- Driven(3)(4)	17,700,956	—	N/A	12,289,472	12 months	108,407,584	120,697,056

(1)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(2)	Investments are redeemable quarterly upon 30 - 60 days written notice.

(3)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(4)	Investments are redeemable semi-annually upon 60 - 90 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2020 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Sovereign Debt	Unfunded Bank Debt	Total Return Swap	Total
Balance as of March 31, 2020	$—	$—	$164,166,827	$135,160	$91,747,567	$—	$22,581	$256,072,135
Transfers In	—	—	276,114	—	—	—	—	276,114
Transfers Out	—	—	(82,696,975)	—	—	—	—	(82,696,975)
Purchases	920,795	4,243,806	25,233,403	—	—	—	—	30,398,004
Sales	—	—	(80,415,051)	—	(93,879,193)	—	—	(174,294,244)
Amortization	—	—	2,471,246	—	253,530	—	—	2,724,776
Net realized gain (loss)	—	—	(603,237)	—	447,155	—	—	(156,082)
Net change in unrealized appreciation (depreciation)	296,785	(2,517)	11,359,902	(6,540)	1,430,941	83,445	446,043	13,608,059

Balance as of December 31, 2020	$1,217,580	$4,241,289	$39,792,229	$128,620	$—	$83,445	$468,624	$45,931,787

Net change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2020	$296,785	$(2,517)	$11,077,823	$(6,540)	$—	$83,445	$446,043	$11,895,039

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2020.

Assets	Fair Value at December 31, 2020	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Common Stock	$1,217,580	Broker-dealer Quotations	Indicative Bid	N/A
Preferred Stock	4,241,289	Broker-dealer Quotations	Indicative Bid	N/A
Bank Debt	39,792,229	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	128,620	Broker-dealer Quotations	Indicative Bid	N/A
Unfunded Bank Debt	83,445	Broker-dealer Quotations	Indicative Bid	N/A
OTC Total Return Swaps	468,624	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$45,931,787